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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza,

Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor

11 Greenway Plaza,

Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 08/31/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2013

Invesco High Yield Municipal Fund
Nasdaq:
A: ACTHX ■ B: ACTGX ■ C: ACTFX ■ Y: ACTDX ■ R5: ACTNX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

46	Financial Statements

48	Notes to Financial Statements

54	Financial Highlights

55	Fund Expenses

56	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/ performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/13 to 8/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-9.47%
Class B Shares	-9.51
Class C Shares	-9.74
Class Y Shares	-9.43
Class R5 Shares	-9.34
Barclays High Yield Municipal Bond Index▼(Broad Market Index)	-9.22
Custom High Yield Municipal Index¡ (Style-Specific Index)	-7.78
Source(s): ▼Invesco, Barclays; ¡Invesco, Lipper Inc., Barclays

The Barclays High Yield Municipal Bond Index is an unmanaged index considered representative of noninvestment-grade bonds.

The Custom High Yield Municipal Index, created by Invesco to serve as a benchmark for Invesco High Yield Municipal Fund, comprises 60% Barclays High Yield Municipal Bond Index and 40% Barclays Municipal Bond Index.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                          Invesco High Yield Municipal Fund

Average Annual Total Returns
As of 8/31/13, including maximum applicable sales charges

	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
Class A Shares
Inception (1/2/86)	5.62%	5.62%	5.79%
10 Years	4.05	4.04	4.44
5 Years	3.15	3.14	3.78
1 Year	-9.86	-9.86	-3.27

Class B Shares
Inception (7/20/92)	4.99%	4.99%	5.19%
10 Years	3.91	3.91	4.23
5 Years	3.40	3.39	3.93
1 Year	-10.32	-10.32	-3.43

Class C Shares
Inception (12/10/93)	4.25%	4.25%	4.48%
10 Years	3.73	3.72	4.05
5 Years	3.27	3.26	3.73
1 Year	-7.34	-7.34	-2.09

Class Y Shares
Inception (3/1/06)	3.45%	3.45%	4.01%
5 Years	4.25	4.25	4.72
1 Year	-5.66	-5.66	-0.68

Class R5 Shares
10 Years	5.32%	5.31%	5.49%
5 Years	4.78	4.77	5.11
1 Year	-5.57	-5.57	-0.63

Average Annual Total Returns
As of 6/30/13, the most recent calendar quarter end, including maximum applicable sales charges
	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
Class A Shares
Inception (1/2/86)	5.85%	5.84%	5.96%
10 Years	4.43	4.42	4.69
5 Years	4.28	4.27	4.61
1 Year	-2.68	-2.68	0.86

Class B Shares
Inception (7/20/92)	5.28%	5.28%	5.40%
10 Years	4.28	4.27	4.47
5 Years	4.52	4.51	4.75
1 Year	-3.05	-3.05	0.76

Class C Shares
Inception (12/10/93)	4.56%	4.55%	4.70%
10 Years	4.10	4.09	4.30
5 Years	4.37	4.37	4.55
1 Year	-0.08	-0.08	2.09

Class Y Shares
Inception (3/1/06)	4.25%	4.24%	4.59%
5 Years	5.42	5.41	5.58
1 Year	1.91	1.91	3.68

Class R5 Shares
10 Years	5.72%	5.71%	5.76%
5 Years	5.95	5.94	5.97
1 Year	1.90	1.90	3.67

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen High Yield Municipal Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen High Yield Municipal Fund (renamed Invesco High Yield Municipal Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco High Yield Municipal Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 Shares shares incepted on April 30, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 0.90%, 0.90%, 1.65%, 0.65% and 0.69%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on

Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

3 Invesco High Yield Municipal Fund

Letters to Shareholders

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■     Manage investments - Our dedicated investment professionals search the world for   the best opportunities, and each investment team follows a clear, disciplined   process to build portfolios and mitigate risk.

■ Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.

■     Connect with you – We’re committed to giving you the expert insights you need to make informed investing   decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                          Invesco High Yield Municipal Fund

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.41%
Alabama–0.43%
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village);
Series 2007, Retirement Facility RB	5.50%	01/01/28	$1,000	$899,790
Series 2007, Retirement Facility RB	5.50%	01/01/43	13,170	10,693,777
Series 2008 A, Retirement Facility RB	6.88%	01/01/43	4,470	4,411,175
Series 2011 A, Retirement Facility RB	7.50%	01/01/47	2,600	2,690,220
Series 2012 A, Retirement Facility RB	5.63%	01/01/42	7,050	5,857,774
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	0
				24,552,736

Alaska–0.09%
Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS–AMBAC)(a)(b)	5.25%	12/01/26	3,690	3,702,140
Northern Tobacco Securitization Corp.;
Series 2006 B, First Sub. Asset-Backed CAB RB(c)	0.00%	06/01/46	25,375	672,945
Series 2006 C, Second Sub. Asset-Backed CAB RB(c)	0.00%	06/01/46	20,860	561,969
				4,937,054

Arizona–4.04%
Casa Grande (City of) Industrial Development Authority (Casa Grande Regional Medical Center);
Series 2001 A, Ref. Hospital RB	7.25%	12/01/19	6,850	7,031,045
Series 2001 A, Ref. Hospital RB	7.63%	12/01/29	13,750	14,091,000
Series 2002 A, Hospital RB	7.13%	12/01/24	3,000	3,073,200
Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona); Series 2007, Ref. RB	5.70%	07/01/42	17,830	15,355,196
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 1999 A, Ref. RB	6.25%	08/15/20	500	480,925
Series 1999 A, Ref. RB	6.38%	08/15/29	9,700	8,571,599
Series 1999 A, Ref. RB	6.50%	08/15/31	3,500	3,079,405
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/42	1,850	1,576,293
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/42	2,770	2,360,677
Phoenix Civic Improvement Corp.;
Series 2008 A, Sr. Lien Airport RB(d)	5.00%	07/01/22	3,500	3,878,630
Series 2008 A, Sr. Lien Airport RB(d)	5.00%	07/01/24	5,000	5,433,700
Series 2008 A, Sr. Lien Airport RB(d)	5.00%	07/01/26	5,000	5,243,150
Series 2009 A, Jr. Lien Water System RB(d)	5.00%	07/01/27	8,935	9,664,453
Series 2009 A, Jr. Lien Water System RB(d)	5.00%	07/01/28	6,785	7,243,462
Series 2009 A, Jr. Lien Water System RB(d)	5.00%	07/01/29	5,500	5,766,530
Pima (County of) Industrial Development Authority (Acclaim Charter School);
Series 2006, Education Facility RB	5.70%	12/01/26	2,200	1,953,732
Series 2006, Education Facility RB	5.80%	12/01/36	4,385	3,594,648
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Education Facility RB	6.25%	06/01/26	3,525	3,374,200
Series 2006, Education Facility RB	6.38%	06/01/36	4,890	4,453,714
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	16,000	15,402,400
Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/28	2,120	2,135,073
Series 2008 A, Education Facilities RB	7.25%	12/01/38	1,100	1,091,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of) Industrial Development Authority (Desert Heights Charter School);
Series 2003, Education Facility RB	7.25%	08/01/19	$735	$750,332
Series 2003, Education Facility RB	7.50%	08/01/33	4,345	4,362,988
Pima (County of) Industrial Development Authority (Edkey Charter Schools);
Series 2013, Ref. Education Facility RB	6.00%	07/01/43	250	214,310
Series 2013, Ref. Education Facility RB	6.00%	07/01/48	2,975	2,516,553
Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/33	2,905	2,299,772
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2006, Water & Wastewater RB(a)(e)	5.60%	12/01/22	2,000	1,992,100
Series 2006, Water & Wastewater RB(a)(e)	5.75%	12/01/32	7,120	6,995,756
Series 2007, Water & Wastewater RB(a)	6.55%	12/01/37	1,000	995,060
Series 2008, Water & Wastewater RB(a)	7.50%	12/01/38	12,235	12,642,058
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB	8.50%	07/01/39	1,720	1,856,964
Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education Facility RB	7.50%	11/01/33	3,030	2,410,456
Series 2005, Education Facility RB	6.75%	11/01/33	2,865	2,092,453
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/26	2,590	2,416,548
Series 2006, Education Facility RB	6.75%	04/01/36	3,805	3,399,996
Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Education RB	5.88%	06/01/22	535	538,852
Series 2006, Ref. Education RB	6.00%	06/01/36	830	773,510
Series 2010, Education RB	6.10%	06/01/45	1,400	1,307,264
Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB(f)	7.00%	09/01/35	5,092	2,034,967
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/37	3,358	2,821,929
Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Education Facility RB	7.50%	02/01/34	4,300	3,237,212
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	1,650	1,683,644
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	5,310	4,564,210
Red Hawk Canyon Community Facilities District No. 2; Series 1998 A, Assessment RB	6.50%	12/01/17	1,575	1,506,960
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB(e)	7.13%	07/01/14	2,277	2,276,841
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/29	405	377,334
Sundance Community Facilities District; Series 2004, Unlimited Tax GO Bonds(e)(g)(h)	6.25%	07/15/14	1,000	1,051,410
Tempe (City of) Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/42	2,200	2,143,570
Series 2012 A, Ref. RB	6.25%	12/01/46	2,600	2,502,266
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School–Queen Creek and Casa Grande Campuses);
Series 2013, Education RB	5.75%	07/01/33	3,000	2,656,440
Series 2013, Education RB	6.00%	07/01/43	3,625	3,149,001
Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2000 A, MFH RB(a)	6.50%	07/01/31	4,435	3,734,226
University Medical Center Corp.;
Series 2005, Hospital RB	5.00%	07/01/35	7,280	7,118,602
Series 2009, Hospital RB	6.25%	07/01/29	1,650	1,751,013
Series 2009, Hospital RB	6.50%	07/01/39	2,100	2,227,596
Series 2011, Hospital RB	6.00%	07/01/39	2,600	2,644,408
Verrado Community Facilities District No. 1; Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/31	5,915	4,880,644
Vistancia Community Facilities District; Series 2002, Unlimited Tax GO Bonds	6.75%	07/15/22	4,000	4,008,440
				228,790,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–13.00%
Agua Mansa Industrial Growth Association (Community Facilities District No. 2002-1); Series 2003, Special Tax RB (LOC–American Express Co.)(i)	6.50%	09/01/33	$6,965	$6,994,392
Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.63%	01/01/40	4,340	4,413,172
Series 2010 B, RB	6.63%	01/01/17	820	820,541
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS–AGM)(b)(c)	0.00%	09/01/34	12,925	3,555,926
Bakersfield (City of); Series 2007 A, Wastewater RB (INS–AGM)(b)(d)	5.00%	09/15/32	14,990	15,134,803
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB(d)	5.13%	04/01/39	22,295	22,504,127
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB(d)	5.25%	04/01/40	6,255	7,077,908
Series 2012 U-2, Ref. RB(d)	5.00%	10/01/32	8,745	9,822,996
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,312,210
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2013 A, RB(d)	5.00%	08/15/52	36,000	32,827,680
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	2,000	1,759,340
California (State of) Municipal Finance Authority (Caritas); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,000	952,820
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(e)	6.63%	01/01/32	1,000	1,016,180
Series 2012, RB(e)	6.88%	01/01/42	1,500	1,526,895
California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facility RB(e)	6.13%	07/01/38	2,860	2,725,008
Series 2008 B, Educational Facility RB(e)	6.13%	07/01/43	2,000	1,888,980
Series 2008 B, Educational Facility RB(e)	6.13%	07/01/48	3,840	3,592,013
California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facility RB(e)	6.00%	07/01/38	1,170	1,103,743
Series 2008 A, Educational Facility RB(e)	6.13%	07/01/48	2,415	2,274,640
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,119,880
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, Charter School Lease RB	5.75%	07/01/30	7,290	6,862,441
Series 2012 A, Charter School Lease RB	6.00%	07/01/42	5,355	4,942,451
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(a)(e)	5.00%	11/21/45	50,000	39,259,500
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	5,000	4,441,100
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,033,700
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	6,500	5,885,100
Series 2011, RB	7.25%	11/01/31	1,500	1,634,220
Series 2011, RB	7.50%	11/01/41	5,500	6,042,960
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation–Irvine, L.L.C.–University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	6.00%	05/15/40	5,000	5,079,200
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/34	4,350	4,007,524
California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	3,090	2,668,462
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	2,750	2,153,965
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2007, RB	5.40%	06/01/17	2,420	2,496,182
Series 2007, RB	5.63%	06/01/33	4,940	4,457,362
Series 2010, RB	7.50%	06/01/42	1,700	1,809,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Notre Dame de Namur University);
Series 2003, RB	6.50%	10/01/23	$2,530	$2,530,633
Series 2003, RB	6.63%	10/01/33	2,500	2,485,400
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	7.00%	11/15/29	1,745	1,883,274
Series 2009, Senior Living RB	7.25%	11/15/41	3,500	3,750,670
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	4.75%	10/01/19	5,000	4,943,900
Series 2012, RB	6.00%	10/01/42	2,895	2,783,369
Series 2012, RB	6.00%	10/01/47	1,785	1,692,394
California (State of) Statewide Communities Development Authority Community Facilities District 2007-1 (Orinda);
Series 2007, Special Tax RB	6.00%	09/01/29	2,735	2,776,681
Series 2007, Special Tax RB	6.00%	09/01/37	6,185	6,204,545
California (State of) Statewide Communities Development Authority; Series 2008 A, Special Assessment RB	6.63%	09/02/38	7,610	7,156,063
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	5,400	4,028,670
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/45	3,675	2,723,616
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB	6.10%	09/01/28	2,615	2,564,714
Series 2008, Special Tax RB	6.20%	09/01/38	5,960	5,593,996
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(c)	0.00%	08/01/46	107,175	15,754,725
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	2,510	2,529,704
Fairfield (City of) (Fairfield Water);
Series 2007 A, CAB COP (INS–SGI)(b)(c)	0.00%	04/01/32	4,000	1,290,560
Series 2007 A, CAB COP (INS–SGI)(b)(c)	0.00%	04/01/33	6,480	1,956,053
Series 2007 A, CAB COP (INS–SGI)(b)(c)	0.00%	04/01/34	6,480	1,829,045
Series 2007 A, CAB COP (INS–SGI)(b)(c)	0.00%	04/01/35	6,480	1,712,275
Series 2007 A, CAB COP (INS–SGI)(b)(c)	0.00%	04/01/36	6,480	1,602,828
Series 2007 A, CAB COP (INS–SGI)(b)(c)	0.00%	04/01/37	6,480	1,503,814
Series 2007 A, CAB COP (INS–SGI)(b)(c)	0.00%	04/01/38	6,480	1,410,113
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax RB	6.50%	09/01/23	1,435	1,454,502
Series 2008, Special Tax RB	6.75%	09/01/28	2,950	2,952,449
Series 2008, Special Tax RB	6.88%	09/01/38	5,140	5,088,549
Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2004, Special Tax RB	6.00%	09/01/34	5,000	5,016,800
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS–BHAC)(b)(d)	5.00%	06/01/45	40,380	38,525,346
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	23,880	20,157,825
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	30,000	22,085,100
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	42,745	28,643,852
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	17,530	12,946,431
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/37	24,500	17,312,190
Hawthorne (City of) Community Facilities District No. 2006-1; Series 2006, Special Tax RB	5.00%	09/01/30	3,000	2,857,950
Hesperia (City of) Public Financing Authority (Redevelopment & Housing);
Series 2007 A, Tax Allocation RB (INS–SGI)(b)	5.00%	09/01/31	1,495	1,273,172
Series 2007 A, Tax Allocation RB (INS–SGI)(b)	5.00%	09/01/37	3,395	2,734,740
Imperial Beach (City of) Public Finance Authority (Palm Avenue/Commercial Redevelopment); Series 2003 A, Tax Allocation RB	6.00%	06/01/33	3,000	2,846,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Independent Cities Finance Authority (Rancho Del Sol & Grandview); Series 2012, Ref. Mobile Home Park RB	5.50%	05/15/47	$2,000	$1,851,220
Independent Cities Finance Authority (Rancho Feliz & Las Casitas); Series 2012, Ref. Mobile Home Park RB	5.00%	10/15/47	3,500	3,076,255
Independent Cities Finance Authority (Sahar Mobile Home Park); Series 2012 A, Ref. Mobile Home Park RB	5.00%	06/15/47	2,250	1,970,010
Indio (City of) Redevelopment Agency (Merged Project Area);
Series 2004 B, Sub. Tax Allocation RB(g)(h)	6.38%	08/15/14	3,500	3,700,970
Series 2004 B, Sub. Tax Allocation RB(g)(h)	6.50%	08/15/14	1,320	1,387,188
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	4.63%	06/01/21	6,150	5,532,232
Series 2007 A, Tobacco Settlement RB	5.00%	06/01/21	4,365	4,025,752
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB(c)	0.00%	06/01/36	42,500	6,422,600
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB(c)	0.00%	06/01/57	32,090	280,146
La Verne (City of) (Brethren Hillcrest Home); Series 2003 B, Revenue COP	6.63%	02/15/25	4,270	4,301,256
Los Alamitos Unified School District (Capital); Series 2012, Conv. CAB COP(j)	6.05%	08/01/42	9,000	4,530,150
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/22	605	609,719
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(e)	6.50%	03/01/28	5,515	5,957,744
Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area);
Series 2004 B, Special Tax RB	6.00%	09/01/27	1,000	1,000,570
Series 2004 B, Special Tax RB	6.00%	09/01/34	2,000	1,939,680
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	4,750	5,408,017
Northern California Tobacco Securitization Authority (Sacramento County Tobacco Securitization Corp.); Series 2005 A-1, Sr. Tobacco Settlement Asset-Backed Turbo RB	5.38%	06/01/38	6,055	4,632,499
Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements);
Series 2010, Special Tax RB	5.50%	10/01/28	540	542,171
Series 2010, Special Tax RB	6.00%	10/01/40	3,500	3,523,835
Perris (City of) Community Facilities District No. 01-2; Series 2002 A, Special Tax RB	6.38%	09/01/32	5,000	5,022,800
Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	5.35%	10/01/36	1,350	1,193,481
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/19	4,115	4,123,683
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2005, Special Tax RB	5.50%	09/01/37	2,000	1,920,280
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,780	1,664,620
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/48	15,000	14,449,050
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB	6.13%	09/01/38	1,000	1,001,490
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	11,110	10,274,861
San Bernardino City Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(c)	0.00%	08/01/36	7,650	1,914,413
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(c)	0.00%	08/01/37	13,130	3,086,338
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(c)	0.00%	08/01/38	13,515	2,976,003
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(c)	0.00%	08/01/39	13,895	2,850,837
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(c)	0.00%	08/01/40	14,280	2,756,326
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(c)	0.00%	08/01/41	14,080	2,556,646
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	7.50%	12/01/41	16,980	18,329,910
Series 2011, RB	8.00%	12/01/31	9,875	11,093,081
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds(j)	5.25%	07/01/42	10,000	3,063,400
San Diego Unified School District;
Series 2010 C, Unlimited Tax Conv. CAB GO Bonds(j)	6.63%	07/01/48	26,650	9,953,775
Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds(j)	6.63%	07/01/40	20,390	7,843,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.25%	08/01/28	$1,000	$1,057,550
Series 2009 D, Tax Allocation RB	6.50%	08/01/30	1,000	1,069,130
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, Special Tax CAB RB(c)	0.00%	08/01/36	5,710	1,249,691
Series 2013 C, Special Tax CAB RB(c)	0.00%	08/01/38	2,000	374,240
Series 2013 C, Special Tax CAB RB(c)	0.00%	08/01/43	17,000	2,239,920
San Gorgonio Memorial Health Care District (Election 2006); Series 2006 C, Unlimited Tax GO Bonds	7.20%	08/01/39	13,000	14,718,080
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB(a)	6.40%	12/01/41	14,123	12,409,315
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, Special Tax RB	6.60%	09/01/27	2,000	2,000,220
Series 2003, Special Tax RB	6.65%	09/01/32	2,630	2,618,770
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB	7.00%	09/01/36	3,500	3,789,450
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.63%	09/01/43	3,000	2,929,920
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS–AGM)(b)(j)	6.75%	02/01/52	7,500	2,255,625
Southern California Logistics Airport Authority;
Series 2007, Tax Allocation RB	6.15%	12/01/43	4,400	1,954,612
Series 2008 A, Tax Allocation CAB RB(c)	0.00%	12/01/45	18,085	787,421
Series 2008 A, Tax Allocation CAB RB(c)	0.00%	12/01/46	18,085	716,166
Series 2008 A, Tax Allocation CAB RB(c)	0.00%	12/01/47	18,085	651,241
Series 2008 A, Tax Allocation CAB RB(c)	0.00%	12/01/48	18,085	592,645
Series 2008 A, Tax Allocation CAB RB(c)	0.00%	12/01/49	18,085	538,752
Series 2008 A, Tax Allocation CAB RB(c)	0.00%	12/01/50	18,085	489,561
Series 2008 A, Tax Allocation RB	6.00%	12/01/33	1,475	655,298
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB(c)	0.00%	06/01/46	35,000	778,050
Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB(c)	0.00%	06/01/46	27,200	577,456
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB(c)	0.00%	06/01/46	47,000	923,550
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	24,245	18,236,847
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	2,290	1,663,868
Southern California Tobacco Securitization Authority; Series 2006 A-1, Sr. RB	4.75%	06/01/25	10	9,348
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements–East);
Series 2012 A, Ref. Special Tax RB	5.00%	09/01/32	750	674,280
Series 2012 B, Special Tax RB	5.00%	09/01/32	750	674,280
Series 2012 B, Special Tax RB	5.25%	09/01/42	750	675,023
Val Verde Unified School District Financing Authority;
Series 2003, Ref. Jr. Lien Special Tax RB	6.00%	10/01/21	535	545,021
Series 2003, Ref. Jr. Lien Special Tax RB	6.25%	10/01/28	6,000	6,010,020
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/31	4,100	3,745,350
Victor Valley Union High School District (Election of 2008);
Series 2013 B, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/43	11,855	1,713,640
Series 2013 B, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/44	12,475	1,685,373
Series 2013 B, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/47	14,550	1,602,828
Series 2013 B, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/48	7,000	722,540
Series 2013 B, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/49	15,715	1,519,955
Series 2013 B, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/52	37,560	2,960,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Woodland (City of) Community Facilities District 1; Series 2004, Special Tax RB	6.25%	09/01/34	$4,810	$4,396,436
Yuba City (City of) Redevelopment Agency (Housing Set-Aside);
Series 2004 B, Tax Allocation RB	6.00%	09/01/31	1,060	1,037,199
Series 2004 B, Tax Allocation RB	6.00%	09/01/39	1,880	1,765,019
Yuba City (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation RB	6.00%	09/01/31	1,800	1,761,282
				736,341,132

Colorado–3.36%
Arista Metropolitan District; Series 2005, Special Limited Tax GO Bonds	6.75%	12/01/35	1,987	1,678,101
Beacon Point Metropolitan District;
Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	1,775	1,693,226
Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	3,510	3,229,586
Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO Bonds	7.50%	12/01/39	2,575	2,587,720
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/32	4,115	3,416,520
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds	7.00%	12/01/23	60	41,699
Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO Bonds(g)(h)	6.00%	12/01/15	919	1,024,069
Series 2005, Limited Tax GO Bonds(g)(h)	6.13%	12/01/15	1,286	1,436,616
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB(e)	6.13%	12/15/35	2,760	2,480,495
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	3,310	2,414,811
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	1,650	1,511,120
Series 2008, Charter School RB	6.50%	07/01/38	1,000	888,980
Series 2013, Charter School RB	7.45%	08/01/48	2,245	2,247,447
Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy); Series 2003 A, Ref. RB(g)(h)	7.13%	11/01/13	810	822,142
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,485,915
Colorado (State of) Educational & Cultural Facilities Authority (Knowledge Quest Academy); Series 2005, Charter School RB	6.50%	05/01/36	870	737,499
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,479,775
Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,553,185
Series 2008 A, Charter School RB	7.25%	10/01/39	500	524,450
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB(e)	6.75%	04/01/40	1,845	1,685,408
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB(e)	8.25%	11/01/39	2,920	3,087,228
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (Acquired 07/27/07-03/31/08; Cost $2,302,785)(e)	5.75%	05/15/37	2,395	1,619,858
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,172,040
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/39	4,000	4,148,880
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	11,855	11,520,452
Series 2011, RB	6.38%	01/01/41	1,615	1,625,191
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB	6.00%	11/15/30	1,600	1,641,664
Series 2010 A, RB	6.25%	11/15/40	4,750	4,830,987
Series 2011, RB	5.75%	11/15/31	1,000	1,000,870
Series 2011, RB	6.00%	11/15/40	1,195	1,200,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/22	$800	$736,408
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	3,260	2,827,007
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	5,815	4,496,216
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	500	511,530
Series 2010, Private Activity RB	6.00%	01/15/41	9,935	10,051,140
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	2,500	1,593,500
Conservatory Metropolitan District (Arapahoe County); Series 2005, Limited Tax GO Bonds(g)(h)	6.75%	12/01/13	796	824,266
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,000	792,200
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	9,000	6,518,610
Country Club Village Metropolitan District; Series 2006, Limited Tax GO Bonds	6.00%	12/01/34	595	462,238
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds	5.00%	12/01/37	2,630	1,893,179
Denver (City & County of) (United Airlines);
Series 2007 A, Ref. Special Facilities Airport RB(a)	5.25%	10/01/32	17,245	14,410,094
Series 2007 A, Ref. Special Facilities Airport RB(a)	5.75%	10/01/32	3,000	2,665,830
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB(l)	4.13%	12/01/32	4,500	1,997,550
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/40	5,500	5,587,340
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	1,000	982,360
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/36	2,930	2,781,801
High Plains Metropolitan District;
Series 2005 A, Limited Tax GO Bonds(l)	2.76%	12/01/25	2,220	1,440,758
Series 2005 A, Limited Tax GO Bonds(l)	2.81%	12/01/35	4,000	2,352,720
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,370	892,377
Lafayette (City of) (Rocky Mountain Instrument);
Series 1998 A, IDR(a)	7.00%	10/01/18	3,800	3,069,830
Series 1999 A, IDR	6.75%	10/01/14	170	156,101
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/36	1,603	1,238,334
Lincoln Park Metropolitan District;
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.13%	12/01/30	6,250	6,335,437
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.20%	12/01/37	5,550	5,585,353
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	6,480	5,800,248
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	110	110,003
Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,003
Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	800,032
Series 2003 A, Health Care Facilities RB	7.00%	02/01/38	6,200	5,948,156
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	5,500	5,552,910
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds(l)	5.45%	12/01/34	1,500	398,520
Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	4,500	4,086,090
Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	7,450	6,441,344
Plaza Metropolitan District No. 1; Series 2013, Ref. Tax Allocation RB	5.00%	12/01/40	2,500	2,245,775
Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/37	1,000	849,490
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/35	1,000	567,950
Serenity Ridge Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds(l)	3.75%	12/01/34	2,000	965,560
Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/37	4,795	4,051,391
Tallyns Reach Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds(g)(h)	6.38%	12/01/13	637	647,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Tallyns Reach Metropolitan District No. 3;
Series 2004, Limited Tax GO Bonds(g)(h)	6.63%	12/01/13	$925	$940,115
Series 2004, Limited Tax GO Bonds(g)(h)	6.75%	12/01/13	1,000	1,016,660
Series 2013, Ref. & Improvement Conv. Limited Tax GO Bonds	5.00%	12/01/33	505	439,794
Series 2013, Ref. & Improvement Conv. Limited Tax GO Bonds	5.13%	11/01/38	1,035	888,185
Valagua Metropolitan District; Series 2008, Limited Tax GO Bonds	7.75%	12/01/37	1,000	569,550
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds(c)(l)	0.00%	12/01/40	1,000	606,040
				190,213,660

Connecticut–0.45%
Connecticut (State of) Health & Educational Facilities Authority (St. Mary’s Hospital); Series 1997 E, RB	5.88%	07/01/22	3,660	3,661,281
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds(e)(f)	5.13%	10/01/36	4,405	1,674,605
Hamden (Town of) (Whitney Center);
Series 2009 A, RB	7.63%	01/01/30	2,880	2,953,469
Series 2009 A, RB	7.75%	01/01/43	10,995	11,140,903
Series 2009 C, RB(g)	7.25%	01/01/16	2,000	2,026,820
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,231,240
Manchester (Town of) Redevelopment Agency (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/99; Cost $602,622)(e)	7.20%	12/01/18	650	653,094
				25,341,412

Delaware–0.11%
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/42	1,350	1,241,743
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,538,081
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB(a)	6.25%	06/01/28	4,165	3,711,307
				6,491,131

District of Columbia–1.62%
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	2,000	2,007,080
Series 2011, RB	6.63%	03/01/41	5,150	5,213,602
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	7,000	7,609,840
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/41	3,000	3,051,930
District of Columbia (Methodist Home);
Series 1999, RB	6.00%	01/01/29	2,545	2,148,260
Series 2009 A, RB	7.50%	01/01/39	1,520	1,452,010
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,119,540
Series 2009, Hospital RB	6.50%	10/01/29	5,000	5,390,450
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB(c)	0.00%	06/15/55	60,320	395,699
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB(d)	5.00%	12/01/25	16,165	17,720,720
Metropolitan Washington Airports Authority;
Series 2006 B, Airport System RB (INS–AGM)(a)(b)(d)	5.00%	10/01/36	40,695	39,713,437
Series 2009 B, Second Sr. Lien Dulles Toll Road CAB RB (INS–AGC)(b)(c)	0.00%	10/01/39	22,920	4,573,228
Series 2009 B, Second Sr. Lien Dulles Toll Road CAB RB (INS–AGC)(b)(c)	0.00%	10/01/40	3,475	650,173
				92,045,969

Florida–9.27%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/36	10,500	8,522,850
Series 2007, IDR	5.88%	11/15/42	19,000	14,998,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/32	$1,000	$1,106,980
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/42	2,500	2,729,650
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/46	2,000	2,179,180
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011, TEMPS-70SM RB	7.13%	11/15/16	17,100	17,209,269
Series 2011 A, RB	8.00%	11/15/31	3,000	3,215,340
Series 2011 A, RB	8.13%	11/15/41	11,000	11,711,590
Series 2011 A, RB	8.13%	11/15/46	6,000	6,371,940
Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB(m)	5.80%	05/01/36	8,045	5,682,183
Beacon Lakes Community Development District; Series 2003 A, Special Assessment RB	6.90%	05/01/35	2,980	3,001,873
Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB(m)	5.88%	05/01/36	3,915	2,597,994
Bluewaters Community Development District; Series 2004, Special Assessment RB	6.00%	05/01/35	2,620	2,669,649
Boca Raton (City of) Housing Authority (Banyan Place Senior Apartments);
Series 2006, Ref. First Lien Mortgage Housing RB (Acquired 03/23/06-11/12/09; Cost $3,021,676)(e)(f)	5.80%	10/01/26	3,090	1,853,382
Series 2006, Ref. First Lien Mortgage Housing RB (Acquired 03/23/06-11/12/09; Cost $4,641,040)(e)	5.90%	10/01/36	4,705	2,822,059
Bonnet Creek Resort Community Development District;
Series 2002, Special Assessment RB	7.38%	05/01/34	3,000	2,831,640
Series 2002, Special Assessment RB	7.50%	05/01/34	7,500	7,173,600
Brevard (County of) Health Facilities Authority (Health First, Inc.);
Series 2009, Health Care Facilities RB	7.00%	04/01/33	1,960	2,157,411
Series 2009, Health Care Facilities RB	7.00%	04/01/39	6,465	7,053,574
Broward (County of) (Civic Arena);
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM)(b)(d)	5.00%	09/01/24	7,555	7,853,271
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM)(b)(d)	5.00%	09/01/25	7,910	8,115,502
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB(f)	7.88%	05/01/38	4,900	2,137,625
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/40	1,500	1,473,045
Capital Trust Agency (Million Air One LLC); Series 2011, RB(a)	7.75%	01/01/41	14,400	15,211,872
Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/35	690	690,090
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/20	2,220	2,048,794
Collier (County of) Industrial Development Authority (Arlington Naples); Series 2011, Continuing Care Community BAN	14.00%	05/15/15	4,500	4,538,700
Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	175	178,309
Series 2001 B, Special Assessment RB	8.38%	05/01/17	85	86,607
Cutler Cay Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/24	3,390	3,451,359
East Homestead Community Development District;
Series 2013, Special Assessment RB	5.00%	11/01/33	1,000	847,570
Series 2013, Special Assessment RB	5.63%	11/01/43	2,000	1,774,440
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	14,000	15,163,120
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB(m)	6.00%	05/15/36	2,130	1,277,617
Series 2007 A, RB(m)	6.13%	05/15/37	1,855	1,112,666
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2010 A, Educational Facilities RB	6.00%	09/15/40	8,840	7,890,496
Series 2012 A, Educational Facilities RB	6.00%	06/15/32	2,000	1,736,160
Series 2012 A, Educational Facilities RB	6.13%	06/15/43	4,250	3,531,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/38	$2,710	$2,736,612
Series 2012, RB	7.00%	10/01/26	125	126,776
Series 2012, RB	7.25%	10/01/41	595	602,372
Florida Housing Finance Corp. (Beacon Hill Apartments); Series 1998 C, RB(a)(g)	6.61%	07/01/28	7,700	6,436,892
Florida Housing Finance Corp. (Westchase Apartments); Series 1998 B, RB(a)(g)	6.61%	07/01/28	9,625	6,603,424
Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment RB(f)	5.25%	05/01/39	1,335	13
Series 2007 A-2, Special Assessment RB(f)	5.25%	05/01/39	1,700	17
Series 2007 B, Special Assessment RB(f)	5.10%	05/01/14	4,385	44
Series 2011, Ref. Special Assessment Conv. CAB RB(j)	6.75%	05/01/39	29,070	3,656,425
Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/35	2,420	2,353,353
Harbour Isles Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/35	1,295	1,327,699
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/23	385	339,766
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR(g)(h)	8.00%	08/15/19	1,000	1,347,880
Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB(e)	6.25%	09/01/27	10,500	11,107,215
Kendall Breeze Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/34	1,325	1,237,113
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB(e)	6.38%	01/01/43	2,250	2,279,115
Lakeside Landings Community Development District;
Series 2007 A, Special Assessment RB(f)	5.50%	05/01/38	1,000	438,900
Series 2007 B, Special Assessment RB(f)	5.25%	05/01/13	1,940	785,137
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/32	4,500	4,018,275
Series 2012, Ref. RB	5.75%	10/01/42	10,100	9,176,153
Series 2012, Ref. RB	6.50%	10/01/47	10,000	9,952,500
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/32	1,880	1,766,674
Series 2012, IDR	5.75%	06/15/42	3,210	2,976,408
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/28	7,640	7,234,087
Marshall Creek Community Development District; Series 2000 A, Special Assessment RB	7.65%	05/01/32	2,535	2,524,125
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	15,340	14,767,511
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2004, Ref. RB(e)(g)(h)	6.75%	11/15/14	840	904,764
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(b)(d)	5.00%	07/01/30	15,210	15,630,709
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS–AGC)(a)(b)(d)	5.25%	10/01/33	16,500	16,788,420
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	500	533,285
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	250	264,248
Series 2011, Ref. Hospital RB	6.00%	08/01/46	1,000	1,053,660
Miami-Dade (County of) School Board;
Series 2008 B, COP (INS–AGC)(b)(d)	5.25%	05/01/26	5,000	5,204,950
Series 2008 B, COP (INS–AGC)(b)(d)	5.25%	05/01/27	10,000	10,740,700
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation CAB RB (INS–NATL)(b)(c)	0.00%	10/01/40	10,070	1,926,492
Series 2009, Sub. Special Obligation CAB RB(c)	0.00%	10/01/35	12,000	3,129,360
Series 2009, Sub. Special Obligation CAB RB(c)	0.00%	10/01/40	10,000	1,865,600
Series 2009, Sub. Special Obligation CAB RB(c)	0.00%	10/01/42	72,215	11,872,146
Series 2009, Sub. Special Obligation CAB RB(c)	0.00%	10/01/44	15,495	2,243,986
Series 2009, Sub. Special Obligation CAB RB(c)	0.00%	10/01/45	7,710	1,046,247

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Midtown Miami Community Development District;
Series 2004 A, Special Assessment RB	6.00%	05/01/24	$1,570	$1,574,333
Series 2004 A, Special Assessment RB	6.25%	05/01/37	8,445	8,310,893
Mount Dora (City of) Health Facilities Authority (Waterman Village);
Series 2002 A, RB	6.75%	08/15/25	3,000	2,258,460
Series 2004 A, Ref. RB	5.75%	08/15/18	3,750	3,150,112
Northern Palm Beach (County of) Improvement District Unit of Development No. 2A; Series 2002, Water Control & Improvement RB	6.40%	08/01/33	3,815	3,821,905
Oak Creek Community Development District; Series 2004, Special Assessment RB	5.80%	05/01/35	1,555	1,470,797
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.70%	07/01/26	4,000	3,833,240
Series 2007, First Mortgage RB	5.50%	07/01/32	3,750	3,327,037
Series 2007, First Mortgage RB	5.50%	07/01/38	7,450	6,358,649
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/28	1,785	1,641,379
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/31	3,625	3,626,015
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/31	750	750,210
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/31	210	210,059
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/31	750	750,210
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/31	295	295,083
Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	929,690
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(f)	6.13%	05/01/35	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	425	386,508
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	895	841,497
Palm Beach (County of) Housing Finance Authority (Lake Delray Apartments); Series 1999 A, MFH RB(a)	6.40%	01/01/31	8,280	7,589,117
Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/37	4,550	2,789,833
Pier Park Community Development District; Series 2002 1, Capital Improvement RB	7.15%	05/01/34	14,030	13,834,562
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/37	1,555	970,040
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/21	400	407,992
Series 2011 A, RB	7.13%	09/15/41	3,250	3,300,895
Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, RB	6.25%	06/01/34	5,580	5,599,363
Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/37	1,495	1,320,040
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/23	4,010	4,009,559
Reunion East Community Development District;
Series 2002 A-1, Special Assessment RB	7.38%	05/01/33	690	699,888
Series 2002 A-2, Special Assessment RB(m)	7.38%	05/01/33	310	184,109
Series 2005, Special Assessment RB(f)	5.80%	05/01/36	4,300	2,553,770
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(e)	5.50%	10/01/24	5,350	5,605,355
Seven Oaks Community Development District II;
Series 2003 A, Special Assessment RB	6.40%	05/01/34	4,505	3,857,992
Series 2004 A, Special Assessment RB	5.88%	05/01/35	2,535	2,080,525
Silver Palms Community Development District; Series 2004, Special Assessment RB	5.90%	05/01/34	1,710	1,605,126
South Lake (County of) Hospital District (South Lake Hospital, Inc.);
Series 2003, RB	6.38%	10/01/28	2,115	2,122,487
Series 2003, RB	6.38%	10/01/34	3,995	4,009,622
South-Dade Venture Community Development District; Series 2004, Special Assessment RB(g)(h)	6.13%	05/01/14	1,295	1,356,538
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	6,300	2,976,750
Series 2006 A, Health Care RB	5.38%	01/01/40	8,850	4,181,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities);
Series 2004 A, RB	5.63%	08/01/34	$4,390	$4,423,671
Series 2010 A, RB	6.00%	08/01/45	4,000	4,066,480
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.25%	11/15/29	150	162,507
Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,076,630
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,495	1,016,331
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/39	4,635	4,791,431
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(b)(d)	6.00%	10/01/29	13,440	15,503,443
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/36	11,210	8,182,179
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB(m)	6.80%	05/01/39	4,895	2,104,214
Turnbull Creek Community Development District;
Series 2005, Special Assessment RB	5.80%	05/01/35	2,585	2,233,621
Series 2006, Special Assessment RB	5.25%	05/01/37	3,395	2,669,998
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	2,830	2,636,711
Waterlefe Community Development District; Series 2001, Golf Course RB(f)	8.13%	10/01/25	2,645	196,365
West Villages Improvement District; Series 2007, Special Assessment RB(f)	5.50%	05/01/38	9,500	5,641,100
Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment RB	5.65%	05/01/37	2,495	2,502,186
World Commerce Community Development District; Series 2004 A-2, Special Assessment RB	6.13%	05/01/35	1,460	1,267,411
				525,071,909

Georgia–1.53%
Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group);
Series 2013 A, Ref. RB	6.25%	05/15/33	4,000	3,852,760
Series 2013 A, Ref. RB	6.38%	05/15/43	8,000	7,599,200
Americus (City of) & Sumter (County of) Hospital Authority (South Georgia Methodist); Series 1999 A, Ref. RB	6.38%	05/15/29	5,250	5,263,755
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	12,000	13,662,120
Atlanta (City of) (Eastside);
Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,000	1,058,720
Series 2005 B, Tax Allocation RB	5.60%	01/01/30	4,700	4,935,094
Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB(e)	5.50%	01/01/31	3,770	3,572,113
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB(a)	9.00%	06/01/35	9,750	10,459,897
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC	6.00%	09/01/30	2,200	2,262,568
Series 2010, RAC	6.13%	09/01/40	2,000	2,043,700
Fulton (County of) Residential Care Facilities for the Elderly Authority (RHA Assisted Living);
Series 1999 A, Sr. Lien RB	6.90%	07/01/19	3,500	3,199,420
Series 1999 A, Sr. Lien RB	7.00%	07/01/29	8,310	6,734,673
Fulton (County of) Residential Care Facilities for the Elderly Authority (St. Anne’s Terrace); Series 2003, Ref. RB	7.63%	12/01/33	3,240	3,308,980
Medical Center Hospital Authority (Spring Harbor Green Island); Series 2007, Ref. RB	5.25%	07/01/27	2,500	2,300,925
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB(a)	6.13%	01/01/34	9,615	9,622,596
Savannah (City of) Economic Development Authority (Marshes of Skidaway);
Series 2003 A, First Mortgage RB	6.85%	01/01/19	1,980	1,991,583
Series 2003 A, First Mortgage RB	7.40%	01/01/24	920	928,271
Series 2003 A, First Mortgage RB	7.40%	01/01/34	3,650	3,663,359
				86,459,734

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–0.13%
Guam (Territory of) Waterworks Authority;
Series 2005, Water & Wastewater System RB	5.88%	07/01/35	$6,250	$6,230,375
Series 2005, Water & Wastewater System RB	6.00%	07/01/25	1,000	1,010,090
				7,240,465

Hawaii–0.37%
Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	850	949,212
Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/44	6,530	7,257,050
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(d)	5.25%	04/01/29	12,000	12,714,240
				20,920,502

Idaho–0.25%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/06; Cost $7,640,000)(a)(e)(f)	7.50%	11/01/24	7,640	265,414
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/37	8,355	7,507,051
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	1,000	1,000,990
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	762,435
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2009 A, Non-profit Facilities RB	9.00%	07/01/21	150	112,488
Series 2009 A, Non-profit Facilities RB	9.25%	07/01/29	1,000	749,920
Series 2009 A, Non-profit Facilities RB	9.50%	07/01/39	2,005	1,503,589
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	818,293
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,524,242
				14,244,422

Illinois–11.65%
Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/18	3,140	2,802,952
Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax RB	6.63%	03/01/33	3,617	2,872,802
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/27	2,265	2,289,915
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/23	3,635	3,726,529
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	5,000	4,609,250
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	2,000	1,671,520
Bolingbrook (Village of);
Series 2005, Sales Tax RB(l)	2.30%	01/01/15	385	353,734
Series 2005, Sales Tax RB(l)	2.40%	01/01/26	4,500	3,309,840
Series 2005, Sales Tax RB(l)	2.50%	01/01/24	6,000	4,447,080
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/27	2,795	2,624,896
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/18	6,955	7,432,183
Chicago (City of) (Chatham Ridge Redevelopment); Series 2002, Tax Increment Allocation RB(h)	6.05%	12/15/13	475	482,705
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	2,755	2,031,014
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/22	3,875	3,966,605
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS–AGM)(b)(d)	5.00%	01/01/33	14,000	14,063,980
Chicago (City of) Board of Education;
Series 2006 B, Unlimited Tax GO Bonds (INS–AGM)(b)(d)	5.00%	12/01/25	10,000	10,123,100
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)(d)	5.00%	12/01/32	13,050	12,309,543
Chicago (City of);
Series 2011, COP	7.13%	05/01/21	1,000	1,072,850
Series 2011, COP	7.13%	05/01/25	9,700	10,373,471
Series 2011, COP	7.13%	05/01/25	9,185	9,822,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	$13,575	$13,635,001
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB(e)(f)	5.50%	03/01/17	3,439	1,249,801
Deerfield (Village of);
Series 2011, Ref. CAB RB(c)	0.00%	10/01/31	1,803	358,707
Series 2011, Ref. RB	6.00%	10/01/42	3,403	2,608,059
Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	123	124,492
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/31	1,530	1,276,280
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB(f)	5.38%	03/01/16	2,500	860,850
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	825	824,942
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	8,000	7,877,600
Illinois (State of) Finance Authority (Beacon Hill);
Series 2005 A, Ref. RB	5.25%	02/15/14	300	300,450
Series 2005 A, Ref. RB	5.35%	02/15/15	225	225,304
Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007 A, Ref. RB	5.75%	05/15/26	5,575	5,655,169
Series 2007 A, Ref. RB	5.75%	05/15/31	2,825	2,849,549
Illinois (State of) Finance Authority (Clare Oaks);
Series 2012 A-1, RB	7.00%	11/15/27	1,140	1,087,651
Series 2012 A-2, RB	7.00%	11/15/27	1,425	1,275,660
Series 2012 A-3, RB	7.00%	11/15/17	710	696,404
Series 2012 B, Ref. Sub. RB	4.00%	11/15/52	6,240	3,328,610
Series 2012 C-1, Ref. Sub. RB(c)	0.00%	11/15/52	3,902	158,692
Series 2012 C-2, Ref. Sub. RB(c)	0.00%	11/15/52	780	265,379
Series 2012 C-3, Ref. Sub. Conv. RB(c)	0.00%	11/15/52	780	169,672
Illinois (State of) Finance Authority (Clare Water Tower);
Series 2010 A-6, Ref. RB(f)	6.00%	05/15/28	1,249	12
Series 2010 A-7, Ref. RB(f)	6.13%	05/15/41	11,264	113
Series 2010 B, Ref. CAB RB(c)(f)	0.00%	05/15/50	5,966	60
Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/16	1,560	1,557,754
Illinois (State of) Finance Authority (Collegiate Housing Foundation–DeKalb II, LLC–Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	7,000	7,491,750
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB(f)	6.13%	08/15/28	1,000	8,310
Series 2008 A, Ref. RB(f)	6.25%	08/15/35	3,500	29,085
Series 2008 A, Ref. RB(f)	6.25%	08/15/40	5,500	45,705
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/25	1,000	949,110
Series 2010, RB	7.25%	02/15/45	7,400	7,623,850
Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	7.90%	02/15/25	3,285	3,278,200
Series 2010 A, RB	8.00%	02/15/28	3,000	2,975,790
Series 2010 A, RB	8.13%	02/15/40	6,640	6,484,624
Series 2010 A, RB	8.25%	02/15/46	21,185	20,843,074
Series 2010 C-2, TEMPS-65SM RB	6.75%	02/15/16	3,900	3,871,686
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	464,970
Series 2006 A, RB	6.00%	08/15/26	3,850	3,755,252
Series 2006 A, RB	6.00%	08/15/39	10,460	9,204,486
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.50%	05/15/30	1,500	1,390,080
Series 2012, Ref. RB	5.63%	05/15/42	6,000	5,316,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Montgomery Place);
Series 2006 A, RB	5.50%	05/15/26	$2,400	$2,378,160
Series 2006 A, RB	5.75%	05/15/38	3,000	2,848,230
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	20,000	20,088,400
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/28	2,000	1,738,680
Series 2008, RB	7.75%	09/15/38	3,000	2,489,040
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.00%	05/15/30	1,300	1,267,682
Series 2010 A, RB	8.13%	05/15/40	6,370	6,134,310
Series 2010 A, RB	8.25%	05/15/45	14,000	13,652,100
Series 2010 D-1, TEMPS-75SM RB	7.25%	08/15/16	8,230	8,127,948
Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	550	543,593
Series 2010 D-3, TEMPS-50SM RB	6.25%	08/15/15	4,425	4,388,051
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/43	9,435	7,525,733
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/34	12,800	15,396,480
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB	7.25%	11/01/30	1,865	2,184,157
Series 2009 A, RB	7.25%	11/01/38	24,235	28,282,730
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/30	5,000	5,041,900
Series 2009, RB	6.88%	08/15/38	21,875	23,287,906
Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	495,475
Series 2005 A, RB	6.13%	11/15/25	1,100	1,070,432
Series 2005 A, RB	6.25%	11/15/35	1,500	1,374,750
Illinois (State of) Finance Authority (The Admiral at the Lake);
Series 2010 A, RB	7.25%	05/15/20	1,905	1,943,652
Series 2010 D-1, TEMPS-75SM RB	7.00%	05/15/18	1,550	1,551,504
Series 2010 D-2, TEMPS-65SM RB	6.38%	05/15/17	10,500	10,506,615
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	5,500	5,023,645
Series 2005 A, RB	6.00%	05/15/37	19,685	16,097,606
Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	987,600
Series 2006 A, RB	5.88%	02/15/38	1,500	1,376,475
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	3,485	3,767,634
Series 2011, Ref. Charter School RB	7.13%	10/01/41	1,000	1,090,720
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(d)	5.25%	10/01/52	27,000	26,601,750
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB(f)	6.90%	11/15/33	8,750	6,079,500
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB(a)	5.05%	08/01/29	1,320	1,294,484
Illinois (State of) Finance Authority;
Series 2003 A, RB	7.00%	11/15/32	3,450	3,450,725
Series 2003 A, Ref. RB	6.20%	08/15/23	1,000	987,420
Series 2003 A, Ref. RB	6.40%	08/15/33	4,500	4,286,880
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB(d)	5.50%	06/15/50	18,000	18,069,120
Series 2012, CAB RB(c)	0.00%	12/15/50	31,010	2,917,111
Series 2012 B, RB(d)	5.00%	06/15/52	9,720	9,317,398
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS–ACA)(b)(e)	6.20%	06/15/18	3,850	3,882,517
Illinois (State of) Toll Highway Authority; Series 2008 B, RB(d)	5.50%	01/01/33	29,000	30,632,700
Lombard Public Facilities Corp.; Series 2005 A-1, First Tier Conference Center & Hotel RB	6.38%	01/01/15	520	437,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	$3,450	$3,439,823
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/06; Cost $1,800,000)(e)	5.75%	12/30/25	1,800	845,946
Manhattan (Village of) Special Service Area No. 04-1 (Brookstone Springs); Series 2005, Special Tax RB	6.10%	03/01/35	4,266	3,949,207
Minooka (Village of) (Lakewood Trails Unit No. 2); Series 2004, Special Assessment Improvement RB	6.38%	03/01/34	5,394	5,182,717
Minooka (Village of) (Lakewood Trails); Series 2003, Special Assessment Improvement RB	6.63%	03/01/33	3,629	3,591,839
Minooka (Village of) (Prairie Ridge); Series 2003, Special Assessment Improvement RB	6.88%	03/01/33	2,629	2,583,361
Pingree Grove (Village of) (Cambridge Lakes Learning Center);
Series 2007, RB	6.00%	06/01/36	4,980	3,938,881
Series 2011, RB	8.50%	06/01/41	3,290	3,369,684
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB	6.00%	03/01/36	8,467	7,859,916
Pingree Grove (Village of) Special Service Area No. 2 (Cambridge Lakes); Series 2005-2, Special Tax RB	6.00%	03/01/35	6,906	6,591,155
Plano (City of) Special Service Area No. 1 (Lakewood Springs); Series 2004 A, Special Tax RB	6.20%	03/01/34	4,023	3,913,936
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(m)	5.80%	03/01/37	5,615	2,250,941
Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB(a)	6.00%	12/01/41	1,305	1,073,806
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	17,050	18,371,545
Regional Transportation Authority; Series 1994 B, RB (INS–AMBAC)(b)	8.00%	06/01/17	2,095	2,501,514
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	622,672
Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,190,930
Southwestern Illinois Development Authority (U.S. Steel Corp.) Series 2012, RB(a)	5.75%	08/01/42	19,000	14,781,810
St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	1,675	1,639,875
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	2,000	1,915,240
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/28	1,870	1,785,495
United City of Yorkville (City of) (Storm Water/Water Improvement);
Series 2007, Business District RB	6.00%	01/01/26	3,185	2,073,945
Series 2007, Business District RB	6.00%	01/01/27	285	181,214
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	5,408	3,827,404
United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax RB	6.00%	03/01/36	2,740	2,281,050
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	4,275	3,916,755
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB(a)	6.10%	12/01/41	3,900	3,274,284
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/30	2,000	1,995,740
Series 2010, RB	7.25%	11/15/40	3,200	3,193,824
Series 2010, RB	7.38%	11/15/45	1,700	1,694,016
Series 2012, RB	6.00%	05/15/42	6,595	5,474,444
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	3,736	2,907,393
Western Illinois Economic Development Authority (Carthage Memorial Hospital);
Series 2008 B, Hospital RB	7.00%	06/01/33	2,295	2,324,743
Series 2008 B, Hospital RB	7.05%	06/01/37	4,700	4,753,909
Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Increment Allocation RB	6.00%	01/01/25	8,415	7,976,999
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(a)	7.00%	12/01/42	3,020	2,844,931
				660,245,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–1.82%
Carmel (City of) (Barrington Carmel);
Series 2012 A, RB	7.00%	11/15/27	$1,550	$1,557,068
Series 2012 A, RB	7.00%	11/15/32	2,980	2,939,383
Series 2012 A, RB	7.13%	11/15/42	8,200	8,007,054
Series 2012 A, RB	7.13%	11/15/47	6,250	6,051,187
Series 2012 C-1, TEMPS-75SM RB	5.75%	11/15/19	2,000	1,962,540
Series 2012 C-2, TEMPS-65SM RB	5.25%	11/15/18	2,750	2,643,217
Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/29	3,100	3,389,106
Series 2009 A, Economic Development RB	8.00%	11/15/39	9,250	9,967,707
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	290	315,610
Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,499,027
Series 2009 A, Educational Facilities RB	9.00%	07/01/39	1,000	1,125,860
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(a)	5.25%	01/01/51	32,410	27,783,797
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	6,500	5,856,565
Indiana (State of) Finance Authority (U.S. Steel Corp); Series 2011, Ref. Environmental RB	6.00%	12/01/19	8,000	8,028,000
North Manchester (Town of) (Peabody Retirement Communities); Series 2002 A, RB(f)	7.25%	07/01/33	3,000	1,345,800
Portage (City of) Special Improvement District (Marina Shoes); Series 2005, Special Assessment RB(f)	6.38%	03/01/35	3,643	1,254,503
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB(c)	0.00%	12/30/13	130	127,208
Series 1997 B, Tax Increment Allocation CAB RB(c)	0.00%	12/30/14	125	113,273
Series 1997 B, Tax Increment Allocation CAB RB(c)	0.00%	12/30/15	125	104,899
Series 1997 B, Tax Increment Allocation CAB RB(c)	0.00%	12/30/16	125	97,150
Vigo (County of) Hospital Authority (Union Hospital, Inc.);
Series 2007, RB(e)	5.70%	09/01/37	8,000	7,864,480
Series 2007, RB(e)	5.75%	09/01/42	5,780	5,668,099
Series 2007, RB(e)	5.80%	09/01/47	5,645	5,544,519
				103,246,052

Iowa–3.36%
Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/28	1,250	1,301,113
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/39	5,000	5,089,400
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/43	5,500	5,583,270
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB	5.25%	06/15/36	1,250	1,227,888
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,017,760
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	5,755	5,967,647
Des Moines (City of) (Luther Park Apartments, Inc.);
Series 2004, Senior Housing RB	6.00%	12/01/23	500	500,065
Series 2004, Senior Housing RB	6.25%	12/01/34	2,245	2,137,173
Series 2007 A, Ref. MFH RB(e)	5.30%	12/01/36	3,545	2,878,327
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	11,000	8,845,760
Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	1,395	1,323,757
Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	3,795	3,332,352
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/19	20,000	18,819,000
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/25	27,000	23,555,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.75%	11/15/24	$1,000	$921,020
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/29	1,930	1,680,721
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	2,750	2,279,117
Iowa (State of) Finance Authority (Western Home);
Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,660	1,481,799
Series 2012, Ref. Health Care Facilities RB	5.25%	12/01/37	9,870	8,304,618
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.38%	06/01/38	23,185	18,039,321
Series 2005 C, Asset-Backed RB	5.50%	06/01/42	19,685	15,196,820
Series 2005 C, Asset-Backed RB	5.63%	06/01/46	37,500	29,220,375
Series 2005 D, Asset-Backed CAB RB(c)	0.00%	06/01/46	180,800	12,482,432
Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	1,435	1,404,119
Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	134,447
Series 2005 A, MFH RB	6.00%	09/01/35	400	322,344
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	7,415	7,044,324
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	289,983
Series 2004, Health Care Facilities RB	6.15%	10/01/36	3,100	2,948,627
Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/37	4,770	4,027,263
Series 2007 C, Health Care Facilities RB	6.00%	04/01/37	3,365	3,132,579
				190,488,491

Kansas–0.59%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/38	1,900	2,046,110
Labette (County of); Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/37	900	824,625
Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB	7.13%	05/15/29	500	519,895
Series 2009, Health Care Facilities RB	7.25%	05/15/39	1,500	1,548,765
Olathe (City of) (Aberdeen Village, Inc.);
Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/30	1,000	942,350
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/28	1,500	1,374,795
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	2,500	2,331,125
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	380,360
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	1,160	790,459
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	775	482,329
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,485	1,227,709
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	839,712
Roeland Park (City of) (TDD No. 1);
Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/25	445	313,992
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/25	895	639,325
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/25	1,000	648,950
Wichita (City of) (Presbyterian Manors, Inc.);
Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	5,000	4,786,400
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/48	14,000	13,557,040
				33,253,941

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–0.35%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB	7.00%	05/15/30	$2,500	$2,611,450
Series 2011, RB	7.25%	05/15/41	3,050	3,181,882
Series 2011, RB	7.38%	05/15/46	1,000	1,048,960
Kentucky (State of) Economic Development Finance Authority (Masonic Homes of Kent);
Series 2012, Ref. Health Care Facilities RB	5.38%	11/15/32	2,000	1,773,480
Series 2012, Ref. Health Care Facilities RB	5.38%	11/15/42	1,750	1,470,298
Series 2012, Ref. Health Care Facilities RB	5.50%	11/15/45	1,645	1,396,852
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	6,000	6,232,920
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	1,855,799
				19,571,641

Louisiana–1.13%
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS–Connie Lee)(b)	6.50%	12/01/18	4,530	4,656,885
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(f)	5.25%	07/01/17	14,685	5,790,295
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Eunice Student Housing Foundation); Series 2002, RB	7.38%	09/01/33	2,925	2,442,141
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/29	7,000	7,422,730
Series 2010 A-1, RB	6.50%	11/01/35	9,245	9,624,785
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/41	3,000	3,233,160
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(e)	6.38%	12/01/34	24,750	24,039,675
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost 1,568,843)(e)	5.75%	10/30/18	1,569	1,558,347
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS–AGC)(b)	6.00%	01/01/23	3,000	3,358,920
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 1998, Ref. RB	5.70%	11/15/28	2,210	2,086,174
				64,213,112

Maine–0.24%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	6.75%	07/01/36	500	546,790
Series 2011, RB	6.75%	07/01/41	9,505	10,318,343
Series 2011, RB	7.50%	07/01/32	2,500	2,933,625
				13,798,758

Maryland–1.85%
Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	1,018,330
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	3,250	3,315,000
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	15,605	16,134,946
Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	961	973,012
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/36	17,900	14,718,991
Frederick (County of) (Jefferson Technology Park);
Series 2013 A, Special Tax RB	7.25%	07/01/43	3,640	3,479,622
Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/43	2,000	1,977,180
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/40	9,020	8,008,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	$6,000	$6,277,380
Howard (County of) (Vantage House Facility); Series 2007 B, Ref. Retirement Community RB	5.25%	04/01/37	620	497,668
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/36	1,500	1,589,130
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/27	4,475	4,069,923
Series 2007 A, RB	5.30%	01/01/37	3,050	2,545,560
Maryland (State of) Health & Higher Educational Facilities Authority (Washington Christian Academy); Series 2006, RB(f)	5.50%	07/01/38	1,500	419,655
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	6.00%	01/01/43	16,105	16,438,535
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	1,500	1,542,015
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC);
Series 1999, Air Cargo RB(a)	6.50%	07/01/24	5,525	4,821,667
Series 2003, Ref. Air Cargo RB(a)	7.34%	07/01/24	1,090	1,014,801
Maryland Economic Development Corp. (Chesapeake Bay); Series 2006 B, Sr. Lien RB	5.25%	12/01/31	1,500	869,970
Maryland Economic Development Corp. (CNX Marine Terminals Inc. Port of Baltimore Facility); Series 2010, Ref. Port Facilities RB	5.75%	09/01/25	8,000	8,234,240
Montgomery (County of) (West Germantown Development District); Series 2004 B, Special Obligation Limited Tax GO Bonds	6.70%	07/01/27	1,200	1,203,948
Salisbury (City of) (Villages at Aydelotte Farm); Series 2007, Special Obligation Tax Allocation RB	5.25%	01/01/37	4,000	1,440,800
Westminster (City of) (Carroll Lutheran Village);
Series 2004 A, Economic Development RB	6.00%	05/01/24	2,000	1,965,860
Series 2004 A, Economic Development RB	6.25%	05/01/34	2,500	2,341,700
				104,898,701

Massachusetts–2.42%
Massachusetts (State of) Development Finance Agency (Alliance); Series 1999 A, Health Care Facility RB	7.10%	07/01/32	6,740	6,558,627
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/34	5,485	5,106,974
Massachusetts (State of) Development Finance Agency (Dimock Community Health Center);
Series 2003, RB	6.25%	12/01/13	175	175,303
Series 2003, RB	6.75%	12/01/33	7,565	7,200,064
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	240,320
Series 2005, RB	5.50%	01/01/35	500	455,270
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.);
Series 1998, First Mortgage RB	6.50%	10/01/15	235	233,183
Series 1998, First Mortgage RB	6.75%	10/01/28	4,000	3,566,040
Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB	5.70%	10/01/34	1,500	1,507,710
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(d)	5.50%	11/15/36	23,660	26,172,692
Massachusetts (State of) Development Finance Agency (Hillcrest Educational Centers Inc.); Series 1999, RB	6.38%	07/01/29	5,655	5,587,197
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/17	732	711,670
Series 2011 A-1, RB	6.25%	11/15/39	705	562,510
Series 2011 A-1, RB	6.25%	11/15/46	975	756,781
Series 2011 A-2, RB	5.50%	11/15/46	89	61,803
Series 2011 B, CAB RB(c)	0.00%	11/15/56	911	5,091
Massachusetts (State of) Development Finance Agency (Loomis Communities); Series 2002 A, First Mortgage RB	6.90%	03/01/32	2,000	2,007,480
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(d)	5.50%	07/01/32	5,015	5,803,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB(f)	5.85%	01/15/18	$5,565	$20,646
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	745	816,133
Series 2009 A, RB	6.90%	04/15/25	895	979,345
Series 2009 A, RB	8.00%	04/15/31	1,000	1,141,330
Series 2009 A, RB	8.00%	04/15/39	4,850	5,527,302
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 A, Senior Living Facility RB(m)	7.50%	06/01/29	1,430	98,670
Series 2009 A, Senior Living Facility RB(m)	7.75%	06/01/39	2,000	138,000
Series 2009 A, Senior Living Facility RB(m)	7.88%	06/01/44	2,000	138,000
Series 2009 B-1, TEMPS-85SM Senior Living Facility RB(m)	7.25%	06/01/16	16,100	1,078,700
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	1,000	1,088,680
Series 2011 I, RB	6.88%	01/01/41	4,610	5,018,400
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/30	2,545	2,436,914
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 C, Special Facilities RB (INS–AMBAC)(a)(b)(k)	0.13%	01/01/31	20,000	15,400,000
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(b)(d)	5.50%	08/01/30	32,040	36,523,037
				137,117,782

Michigan–1.08%
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	5,500	5,354,030
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/43	7,700	7,218,596
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.25%	07/01/39	16,620	14,368,489
Detroit (City of); Series 2005 A, Sr. Lien Water Supply System RB (INS–NATL)(b)	4.50%	07/01/35	2,115	1,716,026
Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,330	1,073,536
Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	758,970
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/30	1,590	1,334,582
Iron River (City of) Hospital Finance Authority (Iron County Community Hospitals);
Series 2008, Ref. Hospital RB	6.50%	05/15/33	3,275	3,189,522
Series 2008, Ref. Hospital RB	6.50%	05/15/40	3,380	3,203,801
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/32	3,500	3,185,980
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/41	4,160	3,621,987
Mecosta (County of) General Hospital; Series 1999, Ref. RB	6.00%	05/15/18	310	310,282
Michigan (State of) Finance Authority (Public School Academy–Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/33	4,750	4,340,360
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(a)	7.50%	01/01/21	2,670	2,484,382
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/47	4,000	3,549,160
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/33	3,100	2,792,542
Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB(l)	3.75%	04/01/33	11,620	2,207,335
Series 2002, RB(l)	3.94%	04/01/22	3,485	662,011
				61,371,591

Minnesota–3.74%
Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/42	3,320	2,853,175
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/46	4,070	3,864,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/30	$500	$510,590
Series 2010 A, RB	6.88%	05/01/40	1,000	1,021,000
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/40	2,500	2,481,700
Baytown (Township of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	1,021,460
Series 2008 A, Lease RB	7.00%	08/01/38	700	715,365
Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	952,700
Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	914,620
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, Recovery Zone Facility RB	6.25%	12/01/16	1,900	1,928,462
Series 2010, Recovery Zone Facility RB	6.75%	12/01/18	1,755	1,810,949
Series 2010, Recovery Zone Facility RB	8.00%	12/01/25	1,625	1,751,295
Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	8,000	8,882,080
Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	8.38%	03/01/23	100	107,437
Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,849,564
Series 2009 A, Lease RB	9.25%	03/01/39	8,000	8,794,080
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	2,000	1,785,340
Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	10	10,100
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	10	10,100
Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,030,410
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	5,000	3,569,950
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	18,000	17,794,800
Lake Crystal (City of) (Ecumen-Second Century); Series 2006 A, Ref. Housing RB	5.70%	09/01/36	2,000	1,994,920
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,045	1,066,025
Minneapolis (City of) (Ivy Tower); Series 2005, Tax Increment Allocation RB	5.70%	02/01/29	1,000	826,700
Minneapolis (City of) (Providence);
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	5,475	5,259,942
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/37	7,345	6,686,888
Minneapolis (City of) (Riverton Community Housing); Series 2006 A, Ref. Student Housing RB	5.60%	08/01/26	1,400	1,344,504
Moorhead (City of) (Sheyenne Crossing); Series 2006, Sr. Housing RB	5.65%	04/01/41	5,000	4,461,300
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	70,775
Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	1,856,000
Series 2005 A, Ref. Governmental Housing RB	6.25%	07/01/40	5,000	4,471,000
Series 2006, Ref. Governmental Housing RB	5.25%	07/01/26	850	772,506
Series 2006, Ref. Governmental Housing RB	5.45%	07/01/41	2,340	1,949,945
Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/31	1,500	1,495,260
Series 2010, Housing RB	7.00%	08/01/45	3,000	2,984,580
Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Senior Housing RB	5.40%	11/01/41	4,700	3,319,751
Oronoco (City of) (Wedum Shorewood Campus);
Series 2006, Ref. MFH RB	5.25%	06/01/26	1,600	1,480,512
Series 2006, Ref. MFH RB	5.40%	06/01/41	7,500	6,313,875
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	2,037,240
Pine City (City of) (Lakes International Language Academy); Series 2006 A, Lease RB	6.25%	05/01/35	2,650	2,523,091
Ramsey (City of) (Pact Charter School); Series 2004 A, Lease RB	6.75%	12/01/33	3,000	2,907,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	$2,000	$2,092,380
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,632,517
Sartell (City of) (Country Manor Campus LLC);
Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	936,063
Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/43	5,000	4,245,700
Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB(g)(h)	7.50%	01/01/16	7,000	8,034,670
St. Paul (City of) Housing & Redevelopment Authority (Achieve Language Academy); Series 2003 A, Ref. Lease RB	7.00%	12/01/32	1,600	1,600,896
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	713,361
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	930	913,111
St. Paul (City of) Housing & Redevelopment Authority (HealthEast); Series 2005, Hospital RB	6.00%	11/15/30	3,360	3,413,323
St. Paul (City of) Housing & Redevelopment Authority (Higher Ground Academy); Series 2009, Lease RB(g)(h)	8.50%	06/01/14	1,900	2,056,275
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	700	687,652
Series 2006 A, Lease RB	6.00%	09/01/36	3,390	3,216,161
Series 2012 A, Charter School Lease RB	5.50%	09/01/43	5,000	4,373,200
St. Paul (City of) Housing & Redevelopment Authority (Hope Community Academy);
Series 2004 A, Lease RB	6.75%	12/01/33	2,415	2,328,326
Series 2005 A, Lease RB	6.25%	12/01/33	2,185	1,993,332
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/43	5,000	4,519,400
St. Paul (City of) Housing & Redevelopment Authority (Model Cities Health Center); Series 2001 A, Health Care RB	7.25%	11/01/26	4,035	3,431,082
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	4,390	4,419,896
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, Charter School Lease RB	6.38%	09/01/31	1,000	1,035,430
Series 2011 A, Charter School Lease RB	6.63%	09/01/42	1,500	1,560,105
St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2007 A, RB	5.05%	10/01/27	1,750	1,578,815
Series 2007 A, RB	5.15%	10/01/42	1,340	1,092,864
Series 2007 A, RB	5.25%	10/01/42	2,000	1,658,240
St. Paul (City of) Port Authority (Gerdau St. Paul Steel Mill); Series 2012, Solid Waste Disposal RB(a)	4.50%	10/01/37	8,500	6,633,655
St. Paul (Port of) (HealthEast Midway Campus-03);
Series 2005 A, Lease RB	5.75%	05/01/25	1,700	1,739,967
Series 2005 A, Lease RB	5.88%	05/01/30	1,250	1,271,812
Series 2005 B, Lease RB	6.00%	05/01/30	1,700	1,733,456
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	1,900	1,421,789
Series 2004 A, Lease RB	6.60%	12/01/34	5,275	3,569,962
Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury); Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	520	524,612
Wayzata (City of) (Folkestone Senior Living Community);
Series 2012 A, Senior Housing RB	5.50%	11/01/32	2,000	1,964,980
Series 2012 A, Senior Housing RB	5.75%	11/01/39	4,000	3,962,240
Series 2012 A, Senior Housing RB	6.00%	05/01/47	8,500	8,512,920
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	1,530	1,530,612
Winsted (City of) (St. Mary’s Care Center);
Series 2010 A, Health Care RB	6.25%	09/01/30	500	497,930
Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	2,021,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A, Housing & Health Care RB(g)	6.38%	05/01/19	$650	$661,668
				212,062,287

Mississippi–0.20%
Mississippi (State of) Hospital Equipment & Facilities Authority (South Central); Series 2006, Ref. & Improvement RB	5.25%	12/01/31	1,715	1,617,777
Mississippi Business Finance Corp.; Series 2004, Air Cargo RB(a)	7.25%	07/01/34	1,560	748,207
Mississippi Home Corp. (Grove Apartments); Series 2007-1, RB(a)	6.25%	04/01/37	5,650	4,241,568
Mississippi Home Corp. (Kirkwood Apartments); Series 2007, RB(a)(l)	3.40%	11/01/37	7,000	4,669,840
				11,277,392

Missouri–2.69%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	1,750	1,751,365
Series 2002, RB	7.20%	05/01/33	5,250	5,249,527
Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/28	835	879,539
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/20	3,310	3,454,879
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	1,987,760
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/22	3,600	3,449,916
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/21	965	910,275
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB(a)(f)(l)	6.00%	07/01/37	28,600	4,180,462
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	400,225
Series 2007 A, Special Assessment RB	5.50%	04/01/22	1,455	831,023
Series 2007 A, Special Assessment RB	5.50%	04/01/27	1,500	691,455
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	3,400	3,423,766
Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,059,310
Series 2007, Hospital RB	5.63%	05/01/38	2,890	2,689,723
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	908,410
Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	130	124,554
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB	5.00%	05/01/36	3,190	1,165,498
Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003 A, IDR	6.75%	04/01/33	2,390	2,321,670
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. & Improvement RB	6.20%	06/01/29	2,755	2,584,465
Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.00%	04/01/17	1,200	1,202,760
Good Shepherd Nursing Home District; Series 1998, Ref. Nursing Home Facilities RB	5.90%	08/15/23	2,695	2,552,219
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB(l)	3.75%	12/01/28	1,250	306,438
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,032,300
Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,291,275
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	1,260	1,279,379
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/25	3,000	3,004,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments);
Series 2002 A, MFH RB(a)	6.95%	04/15/15	$137	$138,348
Series 2002 B, MFH RB(a)	5.25%	10/15/38	2,285	1,680,640
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB(a)	6.45%	05/01/40	2,258	1,982,208
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	5.90%	03/01/24	5,000	5,013,200
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB(a)	7.55%	06/15/22	920	920,221
Series 2000 B, MFH RB(a)	7.55%	06/15/35	3,430	3,429,417
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	7,000	7,769,020
Series 2010 A, Retirement Community RB	8.25%	05/15/39	3,500	3,871,245
Series 2010 A, Retirement Community RB	8.25%	05/15/45	22,000	24,295,480
Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	890	896,951
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/39	1,500	1,520,625
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,262,304
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB(d)	5.00%	11/15/41	6,210	6,468,336
Series 2011 B, RB(d)	5.00%	11/15/37	10,500	10,995,705
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/29	3,200	3,233,472
Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/33	2,000	1,906,860
Richmond Heights (City of) (Francis Place Redevelopment); Series 2005, Ref. & Improvement Tax Increment Allocation & Transportation Sales Tax RB	5.63%	11/01/25	750	722,753
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/32	6,750	6,638,625
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.25%	11/01/13	240	241,039
Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/27	750	695,565
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/27	1,000	927,420
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB	5.00%	09/01/42	5,000	4,147,600
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	3,490	3,494,013
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	3,770	3,773,355
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	8,030	7,761,557
				152,518,322

Nebraska–0.28%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/42	5,000	4,517,400
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/30	5,000	5,122,600
Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	6,000	6,116,160
				15,756,160

Nevada–0.47%
Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/27	4,620	4,498,217
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	3,090	2,224,553
Las Vegas (City of) (Elkhorn Springs Special Improvement District No. 505); Series 1993, Special Assessment RB	8.00%	09/15/13	40	39,992
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	10,800	11,559,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.15%	08/01/37	$2,470	$2,111,307
Reno (City of) Special Assessment District No. 4 (Somersett Parkway); Series 2003, Special Assessment RB	6.63%	12/01/22	3,610	3,608,267
Sparks (City of) (Local Improvement District No. 3–Legends at Sparks Marina);
Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	710	741,630
Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/27	2,000	1,976,860
				26,760,066

New Hampshire–0.23%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	9,360	9,463,241
New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (Acquired 09/20/99; Cost $508,876)(a)(e)	7.75%	06/01/14	520	517,983
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/31	620	632,623
Series 2011 A, RB	6.88%	07/01/41	2,125	2,171,771
				12,785,618

New Jersey–2.59%
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	1,500	1,304,355
New Jersey (State of) Economic Development Authority (Arbor); Series 1998 A, Sr. Mortgage RB	6.00%	05/15/28	6,695	5,553,301
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(a)	5.25%	09/15/29	13,500	12,081,420
Series 2000, Special Facility RB(a)	7.00%	11/15/30	5,645	5,644,718
Series 2003, Special Facility RB(a)	5.50%	06/01/33	14,500	12,898,185
Series 2012, RB(a)	5.75%	09/15/27	33,500	31,582,795
New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/28	500	502,140
Series 2008, First Mortgage RB	6.00%	07/01/38	1,500	1,472,325
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 1998 B, RB(a)	6.50%	04/01/31	2,500	2,642,900
New Jersey (State of) Economic Development Authority (Kullman Association, LLC);
Series 1998 A, RB(a)(m)	6.13%	06/01/18	2,005	1,428,322
Series 1999 A, RB(a)(m)	6.75%	07/01/19	670	470,829
New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.75%	01/01/25	1,630	1,584,295
Series 2005 A, First Mortgage RB	5.88%	01/01/37	2,590	2,343,561
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2006, First Mortgage RB	5.30%	11/01/26	2,850	2,482,977
Series 2006, First Mortgage RB	5.38%	11/01/36	1,725	1,358,317
New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC); Series 2012 A, Energy Facility RB(a)	5.13%	06/15/43	2,000	1,788,700
New Jersey (State of) Economic Development Authority (United Methodist Homes);
Series 1999, RB	5.75%	07/01/29	7,000	6,650,630
Series 2003 A-1, RB(g)(h)	6.13%	07/01/14	3,450	3,684,807
New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	1,969,160
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	10,000	9,849,200
Tobacco Settlement Financing Corp.;
Series 2007 1-A, RB	4.75%	06/01/34	37,910	25,963,801
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	18,000	13,741,560
				146,998,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–0.93%
Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/22	$1,120	$1,121,299
Cabezon Public Improvement District;
Series 2005, Special Levy Tax RB	6.00%	09/01/24	1,505	1,526,326
Series 2005, Special Levy Tax RB	6.30%	09/01/34	1,495	1,469,391
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	10,000	10,182,600
New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/30	2,040	2,041,163
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/42	14,500	12,145,490
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group);
Series 2013, First Mortgage RB	5.00%	07/01/32	2,500	2,195,600
Series 2013, First Mortgage RB	5.00%	07/01/42	4,000	3,273,640
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	8,000	8,027,920
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB(a)	6.85%	12/01/31	4,270	4,105,050
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP–GNMA)	7.13%	12/15/27	2,295	2,295,321
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB(a)	7.25%	12/01/31	2,980	2,960,183
Ventana West Public Improvement District; Series 2004, Special Levy Tax RB	6.88%	08/01/33	1,500	1,468,875
				52,812,858

New York–2.98%
Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/36	2,135	1,964,563
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(c)	0.00%	07/15/34	14,345	3,945,592
Series 2009, PILOT CAB RB(c)	0.00%	07/15/44	25,805	3,570,122
Series 2009, PILOT CAB RB(c)	0.00%	07/15/47	28,815	3,236,213
Dutchess (County of) Industrial Development Agency (St. Francis Hospital); Series 2004 A, Ref. Civic Facility RB	7.50%	03/01/29	5,615	5,684,626
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,485,783
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.);
Series 2006 A, RB	6.00%	11/15/26	10,900	10,346,498
Series 2006 A, RB	6.00%	11/15/36	3,530	3,105,482
Monroe (County of) Industrial Development Agency (Cloverwood Senior Living);
Series 2003 A, Civic Facility RB	6.75%	05/01/23	2,000	1,999,880
Series 2003 A, Civic Facility RB	6.88%	05/01/33	4,195	4,026,655
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facility RB	6.20%	06/01/29	1,000	976,820
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	3,750	2,079,750
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	29,700	16,471,620
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	8,500	9,297,385
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB(a)(d)	5.00%	10/15/27	15,400	16,039,870
One Hundred Sixty-Ninth Series 2011, Consolidated RB(a)(d)	5.00%	10/15/28	10,760	11,114,757
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(b)	5.25%	11/01/37	5,850	5,867,725
New York (City of) Industrial Development Agency (Visy Paper Inc.); Series 1995, RB(a)	7.95%	01/01/28	7,500	7,498,650
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB(d)	5.00%	03/15/31	15,000	15,523,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB(n)	12.35%	04/01/20	$2,500	$2,504,750
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $2,121,407)(e)(f)	6.13%	02/15/19	2,500	25
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB(d)	5.00%	06/15/34	20,000	20,820,000
Orange (County of) Industrial Development Agency (Arden Hill Life Care Center); Series 2001 A, Civic Facility RB	7.00%	08/01/31	4,000	3,939,600
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(e)	5.50%	01/01/37	2,500	2,148,175
Suffolk (County of) Industrial Development Agency (Gurwin Jewish-Phase II); Series 2004, Civic Facility RB	6.70%	05/01/39	1,875	1,885,687
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB(a)	6.38%	01/01/39	7,520	6,437,947
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage RB	7.38%	03/01/21	1,455	1,338,382
Series 2001 A, First Mortgage RB	7.38%	03/01/31	3,825	3,264,446
Utica (City of) Industrial Development Agency (Utica College); Series 2001, Civic Facility RB	6.75%	12/01/21	2,140	2,149,031
				168,723,384

North Carolina–0.52%
Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital);
Series 2008, RB (INS–AGM)(b)(d)	5.25%	10/01/28	5,125	5,422,301
Series 2008, RB (INS–AGM)(b)(d)	5.25%	10/01/36	8,000	8,193,200
North Carolina (State of) Medical Care Commission (Galloway Ridge);
Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/31	865	850,165
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/39	1,520	1,471,831
North Carolina (State of) Medical Care Commission (Lutheran Services);
Series 2012, Ref. First Mortgage Health Care Facilities RB	5.00%	03/01/37	1,000	859,150
Series 2012, Ref. First Mortgage Health Care Facilities RB	5.00%	03/01/42	1,000	842,750
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	3,000	2,566,230
North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group);
Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	1,000	911,970
Series 2006 B, Ref. First Mortgage Health Care Facilities RB	5.20%	10/01/21	1,500	1,476,630
North Carolina (State of) Medical Care Commission (Village at Brookwood); Series 2007, Ref. First Mortgage Retirement Facilities RB	5.25%	01/01/32	5,000	4,770,300
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/31	2,000	2,122,860
				29,487,387

North Dakota–0.17%
Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,294,499
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	3,255	2,858,313
Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	500	502,335
Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,484,676
Series 2007, Health Care RB	5.50%	05/01/42	3,820	3,388,913
				9,528,736

Ohio–4.01%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/36	15,955	12,620,565
Athens (County of) (O’Bleness Memorial Hospital);
Series 2003 A, Ref. & Improvement Hospital Facilities RB	6.90%	11/15/23	4,000	4,009,080
Series 2003 A, Ref. & Improvement Hospital Facilities RB	7.13%	11/15/33	12,650	12,668,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed RB	5.13%	06/01/24	$24,720	$19,057,390
Series 2007 B, First Sub. Asset-Backed CAB RB(c)	0.00%	06/01/47	431,000	23,937,740
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	2,000	2,018,600
Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	2,004,180
Series 2007 A, Health Care RB	6.00%	11/01/38	2,550	2,423,010
Cleveland (City of) & Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,210	1,882,721
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,355	2,271,515
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	6,000	5,618,460
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/42	3,645	3,368,964
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/32	3,500	3,500,840
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/47	7,750	6,217,825
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	20,000	20,969,800
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	13,500	13,392,675
Hamilton (County of) (Life Enriching Communities); Series 2012, Health Care RB	5.00%	01/01/32	2,250	2,092,658
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	5,850	6,216,151
Hickory Chase Community Authority (Hickory Chase);
Series 2008, Infrastructure Improvement RB(m)	6.75%	12/01/27	1,900	1,016,500
Series 2008, Infrastructure Improvement RB(m)	7.00%	12/01/38	1,389	743,115
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	18,500	18,114,090
Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	2,000	2,045,080
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	6,500	6,676,150
Muskingum (County of) (Genesis Healthcare System);
Series 2013, Hospital Facilities RB	5.00%	02/15/44	14,795	11,608,157
Series 2013, Hospital Facilities RB	5.00%	02/15/48	10,535	8,052,111
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/15	730	745,315
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/20	1,300	1,299,870
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	7,340	6,385,433
Ohio (State of) (USG Corp.); Series 1997, Solid Waste Disposal RB(a)	5.60%	08/01/32	14,515	13,445,390
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB(g)(h)	6.75%	01/15/15	6,000	6,526,320
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	6,580	6,255,935
				227,183,729

Oklahoma–1.48%
Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB(m)	6.63%	10/01/37	3,405	2,927,210
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	1,595	1,539,271
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	555	585,603
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center);
Series 2007, Hospital RB	5.00%	12/01/27	3,500	3,209,955
Series 2007, Hospital RB	5.13%	12/01/36	9,430	8,009,748
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/27	2,430	2,345,387
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	9,185	8,762,306
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/37	8,000	7,160,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Tulsa (City of) Municipal Airport Trust;
Series 2001 B, Ref. RB	5.50%	12/01/35	$15,000	$12,823,950
Series 2001 C, Ref. RB	5.50%	12/01/35	33,250	28,426,423
Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.25%	11/01/40	5,350	5,603,376
Series 2010 A, Senior Living Community RB	7.25%	11/01/45	2,100	2,193,681
				83,587,310

Oregon–0.42%
Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB(f)	7.50%	09/01/27	1,600	879,840
Gilliam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB(a)	5.25%	07/01/29	9,220	8,949,209
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (St. Anthony Village Housing); Series 1998 A, RB(a)	7.25%	06/01/28	7,130	7,058,985
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/32	250	235,637
Series 2012, Ref. RB	6.00%	05/15/42	2,490	2,378,448
Series 2012, Ref. RB	6.00%	05/15/47	3,250	3,082,170
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(e)	6.38%	11/01/33	1,000	1,085,380
				23,669,669

Pennsylvania–2.70%
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,220	1,231,529
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	1,225	1,265,768
Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School RB	7.00%	12/15/15	335	343,509
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(a)	6.13%	11/01/34	4,640	4,033,877
Butler (County of) Hospital Authority (Butler Health System);
Series 2009 B, RB	7.13%	07/01/29	2,145	2,444,571
Series 2009 B, RB	7.25%	07/01/39	1,590	1,773,693
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/13	500	502,025
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	260	266,045
Series 2006, Ref. First Mortgage RB	5.38%	12/01/16	500	514,095
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	935	943,172
Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB	6.25%	12/15/27	1,000	1,016,390
Series 2007 A, RB	6.38%	12/15/37	1,500	1,509,870
Chester (County of) Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/32	2,320	2,018,678
Series 2012 A, Ref. RB	5.38%	10/15/42	4,230	3,563,014
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.13%	01/01/45	8,000	8,062,800
Series 2012, Ref. RB	5.25%	01/01/32	1,265	1,145,242
Series 2012, Ref. RB	5.25%	01/01/41	3,000	2,568,990
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	9,080	8,600,031
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	1,026,860
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	7,460	7,463,805
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center);
Series 2006, Hospital RB	5.88%	07/01/31	4,000	3,841,760
Series 2006, Hospital RB	5.90%	07/01/40	4,300	3,987,261
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB(m)	6.00%	09/01/36	8,500	4,160,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	$4,430	$3,578,421
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group);
Series 1998, RB(m)	6.00%	11/01/18	2,750	1,051,875
Series 1998, RB(f)	6.00%	11/01/23	9,085	3,475,012
Series 1999, RB(f)	6.20%	11/01/14	2,280	872,100
Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. & Improvement RB	6.88%	04/01/36	7,885	8,116,188
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/35	6,000	6,443,820
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care);
Series 2005, Mortgage RB	6.13%	02/01/28	1,875	1,831,969
Series 2005, Mortgage RB	6.25%	02/01/35	8,755	8,386,327
Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace);
Series 1999, Health Care RB	7.13%	10/01/29	3,065	3,065,092
Series 2005, Health Care RB (Acquired 12/27/05; Cost $1,465,000)(e)	6.50%	10/01/32	1,465	1,382,506
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB(a)	6.00%	06/01/31	15,000	14,568,150
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania);
Series 2000 A, Student Housing RB	6.75%	09/01/20	385	385,639
Series 2000 A, Student Housing RB	6.75%	09/01/32	2,285	2,291,170
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	7.25%	01/01/21	4,000	4,026,400
Philadelphia (City of) Industrial Development Authority (Baptist Home of Philadelphia);
Series 1998 A, Health Care Facility RB(m)	5.50%	11/15/18	1,350	264,627
Series 1998 A, Health Care Facility RB	5.60%	11/15/28	5,485	1,075,170
Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/34	35	35,380
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	1,014,860
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	4,070	3,641,673
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	500	510,740
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,500	1,506,765
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB(e)	6.50%	06/15/33	2,000	1,949,820
Series 2013, RB(e)	6.75%	06/15/43	8,000	7,774,320
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB(a)	7.75%	12/01/17	8,550	8,554,702
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB(a)	6.50%	01/01/38	4,300	4,622,758
				152,708,794

Puerto Rico–1.48%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.25%	07/01/42	25,835	17,007,181
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/28	4,040	3,107,810
Series 2010 AAA, RB	5.25%	07/01/30	5,440	4,084,951
Series 2013 A, RB	6.75%	07/01/36	17,000	14,831,990
Series 2013 A, RB	7.00%	07/01/43	19,480	17,236,683
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB(g)(h)	5.25%	07/01/14	75	78,120
Puerto Rico Sales Tax Financing Corp.;
First Sr. Series 2009 C, RB	5.75%	08/01/57	18,000	16,087,320
Series 2007 A, CAB RB(c)	0.00%	08/01/56	33,000	1,449,690
Series 2007 A, CAB RB (INS–AMBAC)(b)(c)	0.00%	08/01/54	168,935	8,607,238
Series 2007 A, Sales Tax CAB RB (INS–AMBAC)(b)(c)	0.00%	08/01/47	16,160	1,360,510
				83,851,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.31%
Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/20	$2,940	$2,869,646
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,668,075
Series 2009 A, Hospital Financing RB (INS–AGC)(b)	6.25%	05/15/30	2,000	2,143,640
Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	10,000	10,009,000
				17,690,361

South Carolina–0.42%
Laurens County School District No. 055; Series 2005, Installment Purchase RB	5.25%	12/01/30	4,080	4,095,545
Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	885	761,100
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	1,250	980,012
South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB	5.90%	05/15/34	1,000	988,010
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.00%	05/01/14	1,035	1,043,425
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,511,535
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	1,059,190
Series 2013, Health Facilities RB	5.00%	05/01/43	1,000	803,730
Series 2013, Health Facilities RB	5.13%	05/01/48	2,000	1,607,100
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2004 A, First Mortgage Residential Care Facilities RB	6.25%	05/15/25	750	750,113
Series 2004 A, First Mortgage Residential Care Facilities RB	6.38%	05/15/32	1,250	1,250,400
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	1,426	865,208
Series 2012, Ref. RB	6.00%	11/15/42	4,777	2,807,687
Series 2012, Ref. RB	6.00%	11/15/47	5,561	3,249,854
Series 2012, Ref. Sub. CAB RB(c)	0.00%	11/15/47	611	611
Series 2012, Ref. Sub. CAB RB(c)	0.00%	11/15/47	2,383	2,383
Series 2012, Ref. Sub. CAB RB(c)	0.00%	11/15/47	1,742	1,742
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	2,500	2,291,800
				24,069,445

Tennessee–0.68%
Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/25	3,000	3,001,080
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown);
Series 2003 A, Residential Care Facility Mortgage RB	6.38%	12/01/13	400	401,728
Series 2012, Ref. Residential Care Facility Mortgage RB	5.00%	12/01/32	2,100	1,801,926
Series 2012, Ref. Residential Care Facility Mortgage RB	5.25%	12/01/42	1,500	1,243,110
Series 2012, Ref. Residential Care Facility Mortgage RB	5.38%	12/01/47	2,000	1,645,120
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2006 A, RB	5.63%	09/01/26	1,000	987,540
Series 2006 A, RB	5.75%	09/01/37	1,900	1,698,429
Series 2013 A, Ref. RB	5.50%	09/01/47	15,000	12,522,900
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	13,585	15,236,257
				38,538,090

Texas–12.90%
Abilene Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group); Series 2003, Retirement Facility RB(g)(h)	7.00%	11/15/13	1,109	1,135,361
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(a)(m)	6.50%	11/01/29	9,265	5,559,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/40	$2,500	$2,614,025
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB(e)	5.75%	01/01/34	5,060	4,871,819
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,000	2,060,900
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB(a)	7.00%	01/01/39	4,010	3,727,977
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB	5.25%	07/01/32	4,600	4,269,720
Series 2012, Ref. RB	5.50%	07/01/42	10,000	9,208,400
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	7,465	7,752,850
Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB	6.00%	01/01/41	7,000	6,943,580
Series 2011, Sub. Lien RB	6.75%	01/01/41	14,500	14,698,795
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2011, Education RB	5.75%	08/15/41	1,130	1,075,760
Series 2012, RB	5.00%	08/15/42	3,750	3,165,600
Clifton Higher Education Finance Corp. (Uplift Education);
Series 2010 A, Education RB	6.13%	12/01/40	4,970	4,976,610
Series 2010 A, Education RB	6.25%	12/01/45	7,000	7,042,980
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/32	9,445	9,464,551
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, RB	7.00%	09/01/25	13,775	14,100,779
Series 2004 A, RB	7.13%	09/01/34	8,155	8,317,611
Grand Parkway Transportation Corp.;
Series 2013 A, First Tier Toll RB	5.50%	04/01/53	11,600	10,891,588
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/53	25,000	23,066,500
Grand Prairie Housing Finance Corp.;
Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/17	730	737,753
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/20	655	663,102
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/34	6,795	6,672,010
Series 2003, Sub. Lien Independent Senior Living Center RB(m)	0.00%	07/01/17	610	29,329
Series 2003, Sub. Lien Independent Senior Living Center RB(m)	0.00%	01/01/20	345	16,588
Series 2003, Sub. Lien Independent Senior Living Center RB(m)	0.00%	01/01/34	3,595	172,848
HFDC of Central Texas, Inc. (Legacy at Willow Bend);
Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	471,995
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	10,350	10,313,361
HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB	7.75%	11/15/29	4,910	3,491,697
Series 2009 A, RB	7.75%	11/15/44	15,345	10,560,889
Series 2009 B, RB	6.38%	11/15/19	1,210	1,073,827
HFDC of Central Texas, Inc. (Village at Gleannloch Farms);
Series 2006 A, Retirement Facilities RB	5.50%	02/15/27	4,300	3,903,669
Series 2006 A, Retirement Facilities RB	5.50%	02/15/37	14,000	11,596,760
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	6,355	6,027,590
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	2,500	2,181,375
Series 2008, RB	6.00%	02/15/38	5,155	4,369,945
Houston (City of) (Continental Airlines, Inc.);
Series 1997 C, Airport System Special Facilities RB(a)	6.13%	07/15/27	13,120	12,615,536
Series 1998 C, Airport System Special Facilities RB(a)	5.70%	07/15/29	4,730	4,250,283
Series 2001 E, Airport System Special Facilities RB(a)	6.75%	07/01/29	14,880	14,878,810
Series 2001 E, Airport System Special Facilities RB(a)	7.00%	07/01/29	4,000	4,000,640
Series 2011 A, Ref. Airport System Special Facilities RB(a)	6.63%	07/15/38	10,000	9,732,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB(d)	5.00%	07/01/23	$6,580	$7,147,657
Series 2009 A, Ref. Sr. Lien Airport System RB(d)	5.00%	07/01/24	3,670	3,935,084
Series 2009 A, Ref. Sr. Lien Airport System RB(d)	5.00%	07/01/25	6,800	7,146,936
Series 2009 A, Ref. Sr. Lien Airport System RB(d)	5.00%	07/01/26	3,000	3,142,920
Series 2011 A, Ref. First Lien Utility System RB(d)	5.25%	11/15/31	18,360	19,481,429
Houston Health Facilities Development Corp. (Buckingham Senior Living Community);
Series 2004 A, Retirement Facilities RB(g)(h)	7.00%	02/15/14	800	832,176
Series 2004 A, Retirement Facilities RB(g)(h)	7.00%	02/15/14	750	780,165
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	500	543,675
Series 2011 A, RB	6.88%	05/15/41	790	871,331
Series 2012 A, RB	5.00%	02/15/42	2,500	2,185,275
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,538,568
La Vernia Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2008 A, RB	6.25%	02/15/17	1,025	1,104,694
Series 2008 A, RB	7.13%	02/15/38	2,000	2,150,620
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.);
Series 2009 A, RB	6.25%	08/15/39	1,210	1,245,163
Series 2009 A, RB	6.38%	08/15/44	7,225	7,461,691
Lone Star College System; Series 2009, Limited Tax GO Bonds(d)	5.00%	08/15/34	23,200	24,901,720
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community);
Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,546,275
Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	9,000	9,048,690
Matagorda (County of) Navigation District No. 1 (Central Power & Light Co.); Series 2001 A, Ref. PCR	6.30%	11/01/29	1,000	1,087,440
Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	11,115	11,165,129
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.63%	02/15/35	1,500	1,416,180
Midlothian (City of) Development Authority; Series 2004, Tax Increment Allocation Contract RB(e)	6.20%	11/15/29	4,500	4,502,745
North Texas Education Finance Corp. (Uplift Education);
Series 2012 A, RB	5.13%	12/01/42	3,000	2,566,740
Series 2012 A, RB	5.25%	12/01/47	2,100	1,804,614
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS–BHAC)(b)(d)	5.75%	01/01/48	30,545	33,363,082
Series 2011 B, Special Project System CAB RB(c)	0.00%	09/01/37	15,500	3,578,795
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/28	3,130	2,696,464
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB(g)(h)	5.88%	09/01/18	805	972,754
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB	6.25%	08/15/29	570	582,808
Series 2009 A, Education RB	6.50%	08/15/39	6,320	6,460,936
Red River Health Facilities Development Corp. (MRC the Crossings); Series 2012, Continuing Care Retirement Community BAN(e)	12.00%	12/14/17	3,000	2,883,030
Red River Health Facilities Development Corp. (Parkview on Hollybrook);
Series 2013 A, First Mortgage RB	7.25%	07/01/43	6,425	5,773,376
Series 2013 A, First Mortgage RB	7.38%	07/01/48	11,995	10,784,465
Red River Health Facilities Development Corp. (Sears Methodist Retirement System);
Series 2013, Retirement Facility RB	5.45%	11/15/38	2,100	1,676,178
Series 2013, Retirement Facility RB	5.75%	11/15/39	1,730	1,431,575
Series 2013, Retirement Facility RB	6.05%	11/15/46	6,130	5,179,911
Series 2013, Retirement Facility RB	6.05%	11/15/46	1,323	1,117,948
Series 2013, Retirement Facility RB	6.15%	11/15/49	2,968	2,520,158
Series 2013, Retirement Facility RB	6.25%	05/09/53	673	574,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS–AMBAC)(a)(b)	5.00%	07/15/39	$14,000	$11,991,560
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/40	1,000	1,039,260
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(a)	8.00%	07/01/38	40,000	39,716,000
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2009, Retirement Facility RB	6.13%	11/15/29	1,000	1,027,370
Series 2009, Retirement Facility RB	6.38%	11/15/44	12,150	12,366,148
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,500	1,462,995
Series 2007, Retirement Facility RB	5.75%	11/15/37	3,500	3,245,795
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.25%	02/15/17	1,150	1,152,668
Series 2007, Retirement Facility RB	5.75%	02/15/25	1,500	1,439,820
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,600	1,475,216
Series 2009 A, Retirement Facility RB	8.00%	02/15/38	12,350	13,080,749
Series 2009 B-1, Retirement Facility RB	7.25%	02/15/16	762	763,364
Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	8.00%	11/15/29	1,500	1,576,065
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	7,000	7,318,430
Series 2010 A, Retirement Facility RB	8.25%	11/15/44	8,000	8,376,640
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/29	2,135	2,262,758
Series 2009 A, Retirement Facility RB	8.25%	11/15/39	2,140	2,246,187
Series 2009 A, Retirement Facility RB	8.25%	11/15/44	13,770	14,425,314
Series 2009 C-1, TEMPS 80SM Retirement Facility RB	7.50%	11/15/16	11,280	11,295,679
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP–GNMA)(a)	6.90%	07/02/24	350	361,389
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, CAB RB (INS–AMBAC)(b)(c)	0.00%	08/15/32	22,115	7,135,847
Series 2002, CAB RB (INS–AMBAC)(b)(c)	0.00%	08/15/33	37,225	11,287,364
Series 2002, CAB RB (INS–AMBAC)(b)(c)	0.00%	08/15/36	19,000	4,801,110
Series 2002, CAB RB (INS–AMBAC)(b)(c)	0.00%	08/15/37	30,000	7,125,300
Texas (State of) Water Development Board;
Series 2008 A, Sub. Lien State Revolving Fund RB(d)	5.00%	07/15/25	15,000	16,867,050
Series 2008 B, Sub. Lien State Revolving Fund RB(d)	5.00%	07/15/28	11,425	12,153,915
Series 2008 B, Sub. Lien State Revolving Fund RB(d)	5.00%	07/15/29	5,000	5,269,400
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/28	4,950	4,707,004
Series 2012, Gas Supply RB	5.00%	12/15/31	14,000	12,777,520
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	22,345	24,151,370
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	13,415	14,307,768
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/40	1,000	1,000,530
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Education RB	6.88%	02/15/30	1,455	1,512,633
Series 2010 A, Education RB	7.13%	02/15/40	1,810	1,907,993
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB(e)	7.00%	12/01/34	3,450	3,302,788
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/42	2,375	2,006,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	$2,500	$2,702,550
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	8,500	7,736,700
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	465	484,707
Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/29	2,250	2,321,843
				731,090,217

Utah–0.51%
Eagle Mountain (City of) (Special Improvement District No. 2000-1); Series 2006, Special Assessment RB	8.25%	02/01/21	1,080	1,083,920
Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	2,345	1,912,160
Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/17	540	546,928
Series 2007 A, Charter School RB	5.63%	07/15/37	2,700	2,252,961
Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, Charter School RB	6.75%	07/15/28	1,340	1,328,087
Series 2008 A, Charter School RB	7.00%	07/15/40	6,690	6,689,264
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,593,983
Series 2010 A, Charter School RB	5.63%	07/15/40	710	693,130
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/30	1,250	1,258,900
Series 2010, Charter School RB	6.38%	07/15/40	2,500	2,487,025
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/22	900	882,702
Series 2012, RB	6.30%	07/15/32	850	806,489
Series 2012, RB	6.55%	07/15/42	2,000	1,882,040
Utah (State of) Housing Finance Agency (RHA Community Services); Series 1997 A, RB	6.88%	07/01/27	3,910	3,910,235
West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter School RB(e)	6.38%	06/01/37	1,870	1,704,262
				29,032,086

Vermont–0.08%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	4,750	4,255,952
Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/22	40	40,457
Series 2002 A, RB	6.50%	06/15/32	175	175,166
				4,471,575

Virgin Islands–0.11%
Virgin Islands (Government of) (Matching Fund Loan Note–Diago); Series 2009 A, RB	6.75%	10/01/37	4,500	4,914,765
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2012 A, RB(e)	5.00%	10/01/32	1,500	1,420,455
				6,335,220

Virginia–2.34%
Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB(m)	6.60%	03/01/25	1,394	898,085
Series 2003 B, Special Assessment RB(m)	6.75%	03/01/34	7,595	4,894,142
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB(m)	6.25%	03/01/37	9,500	5,342,040
Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 2012, First Mortgage Retirement Facilities RB	5.13%	01/01/43	3,000	2,481,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	$5,000	$3,625,950
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	5,500	3,734,830
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC);
Series 2013 A, Residential Care Facility RB	5.00%	12/01/42	2,800	2,368,492
Series 2013 A, Residential Care Facility RB	5.00%	12/01/47	3,000	2,500,050
Hanover (County of) Economic Development Authority (Covenant Woods);
Series 2012 A, Residential Care Facility RB	5.00%	07/01/42	2,000	1,658,420
Series 2012 A, Residential Care Facility RB	5.00%	07/01/47	1,985	1,608,207
Lexington (City of) Industrial Development Authority (Kendal at Lexington);
Series 2007 A, Residential Care Facilities Mortgage RB	5.25%	01/01/21	395	395,569
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/22	780	780,530
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/23	425	422,658
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/28	500	476,655
New Port Community Development Authority;
Series 2006, Special Assessment RB	5.50%	09/01/26	918	585,868
Series 2006, Special Assessment RB	5.60%	09/01/36	2,500	1,515,800
Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	485,170
Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.25%	09/01/24	6,715	6,933,439
Series 2007, Special Obligation RB	6.35%	09/01/28	7,818	8,057,622
Series 2007, Special Obligation RB	6.45%	09/01/37	5,219	5,350,467
Route 460 Funding Corp.;
Series 2012 A, Sr. Lien Toll Road RB	5.00%	07/01/52	12,000	9,364,320
Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	11,000	8,881,620
Series 2012 B, Sr. Lien Toll Road CAB RB(c)	0.00%	07/01/34	3,000	793,620
Series 2012 B, Sr. Lien Toll Road CAB RB(c)	0.00%	07/01/35	5,755	1,425,744
Series 2012 B, Sr. Lien Toll Road CAB RB(c)	0.00%	07/01/36	5,310	1,226,079
Series 2012 B, Sr. Lien Toll Road CAB RB(c)	0.00%	07/01/37	6,935	1,503,924
Series 2012 B, Sr. Lien Toll Road CAB RB(c)	0.00%	07/01/38	6,250	1,256,438
Series 2012 B, Sr. Lien Toll Road CAB RB(c)	0.00%	07/01/42	17,350	2,613,430
Series 2012 B, Sr. Lien Toll Road CAB RB(c)	0.00%	07/01/43	18,410	2,590,655
Series 2012 B, Sr. Lien Toll Road CAB RB(c)	0.00%	07/01/44	19,400	2,536,162
Series 2012 B, Sr. Lien Toll Road CAB RB(c)	0.00%	07/01/45	15,285	1,865,687
The Farms of New Kent Community Development Authority;
Series 2006 B, Special Assessment RB	2.73%	03/01/36	7,000	3,567,690
Series 2006 C, Special Assessment RB	2.90%	03/01/36	7,250	3,698,732
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(a)	5.50%	01/01/42	25,610	22,222,053
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB(e)(g)(h)	9.00%	07/01/14	8,300	9,005,168
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/38	5,000	5,635,300
				132,302,336

Washington–3.10%
Grant (County of) Public Hospital District No. 3 (Columbia Basin Hospital); Series 2012, Unlimited Tax GO Bonds	5.50%	12/01/36	1,640	1,506,028
Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/42	3,420	3,125,196
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/38	8,000	6,866,080
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/25	2,000	2,000,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	$9,625	$9,651,276
Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/31	500	495,790
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	4,000	3,980,120
King (County of); Series 2011 B, Ref. Sewer RB(d)	5.00%	01/01/34	38,540	39,730,500
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital);
Series 2007, Hospital RB	6.50%	12/01/38	2,000	1,835,681
Series 2007, RB	6.25%	12/01/28	3,645	3,449,409
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB(a)	5.00%	04/01/30	15,500	13,559,710
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2003, Ref. RB(g)(h)	6.00%	12/01/13	1,000	1,014,480
Series 2007, RB	5.75%	12/01/28	1,250	1,272,238
Series 2010, RB	5.75%	12/01/35	6,000	6,022,320
Series 2010, RB	6.00%	12/01/30	3,160	3,271,264
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	9,145	9,701,656
Washington (State of) Health Care Facilities Authority (Kadlec Regional Medical Center); Series 2010, RB	5.50%	12/01/39	8,085	7,548,075
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	11,300	13,394,907
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB(g)(h)	6.50%	11/15/14	1,500	1,611,135
Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS–Radian)(b)	5.50%	08/15/42	3,000	2,921,550
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/40	3,415	3,433,134
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB(e)	6.20%	01/01/36	19,025	19,094,631
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds(d)	5.00%	02/01/29	18,450	19,987,623
				175,473,223

West Virginia–0.56%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(a)	5.50%	10/15/37	5,250	5,010,390
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	6.50%	06/01/23	1,230	1,261,586
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,498,110
Series 2013, Ref. Tax Increment Allocation RB(e)	7.00%	06/01/35	1,000	758,350
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,500	1,515,585
Series 2008, RB	6.50%	10/01/38	13,000	12,294,230
Series 2008, RB	6.75%	10/01/43	9,650	9,359,825
				31,698,076

Wisconsin–1.20%
Hudson (City of) (Christian Community Home, Inc.); Series 2003, Health Care Facility RB	6.50%	04/01/33	3,380	3,274,409
Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB(f)	5.50%	08/01/22	300	89,880
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB(a)	5.75%	11/01/37	4,000	4,028,320
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	1,000	1,022,380
Series 2008, RB	7.25%	06/01/38	1,000	1,014,830
Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.); Series 2004, RB	6.13%	12/01/34	5,400	3,762,342
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/18	840	839,975
Series 1998, RB	5.75%	10/01/28	2,485	2,244,303
Series 1998, Special Term RB	5.90%	10/01/28	335	307,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center);
Series 2004 A, RB(g)(h)	6.13%	04/01/14	$1,760	$1,820,562
Series 2004 A, RB(g)(h)	6.25%	04/01/14	2,775	2,872,541
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB	7.25%	09/15/29	4,000	4,258,120
Series 2009 A, RB	7.63%	09/15/39	1,000	1,069,560
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2006, Ref. RB	5.50%	08/01/16	1,280	1,296,653
Series 2006, Ref. RB	5.80%	08/01/29	2,400	2,145,480
Series 2010, RB	7.00%	08/01/33	2,000	1,989,220
Series 2012, RB	5.75%	08/01/35	3,215	2,720,244
Series 2012, RB	5.88%	08/01/42	2,660	2,193,542
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/20	650	695,987
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	7,980	8,668,355
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/35	10,150	11,032,238
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	4,000	4,379,040
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.75%	04/01/42	3,590	3,242,093
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.);
Series 2012 A, Charter School RB	5.50%	10/01/22	780	745,579
Series 2012 A, Charter School RB	6.00%	10/01/32	1,475	1,335,214
Series 2012 A, Charter School RB	6.20%	10/01/42	1,300	1,162,590
				68,210,796

Wyoming–0.17%
Teton (County of) Hospital District (St. John’s Medical Center); Series 2011 B, RB	6.00%	12/01/36	2,840	2,956,781
West Park Hospital District (West Park Hospital);
Series 2011, Ref. RB	7.00%	06/01/35	1,085	1,180,415
Series 2011 A, RB	7.00%	06/01/40	4,890	5,297,630
				9,434,826
Total Municipal Obligations (Cost $6,452,064,853)				6,028,913,745

U.S. Dollar Denominated Bonds and Notes–0.00%
Specialized Consumer Services–0.00%
Sear Tyler Methodist Retirement Corp., Sub. Notes (Acquired 02/25/13; Cost $0)(e)	2.00%	02/25/48	135	0
TOTAL INVESTMENTS(o)–106.41% (Cost $6,452,064,853)				6,028,913,745
FLOATING RATE NOTE OBLIGATIONS–(8.51)%
Notes with interest rates ranging from 0.06% to 0.51% at 08/31/13 and contractual maturities of collateral ranging from 07/01/22 to 10/01/52 (See Note 1J)(p)				(482,270,000)
OTHER ASSETS LESS LIABILITIES–2.10%				119,141,611
NET ASSETS–100.00%				$5,665,785,356

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Connie Lee	– Connie Lee Insurance Co.
Conv.	– Convertible

COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds

PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44                         Invesco High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1J.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $227,204,083, which represented 4.01% of the Fund’s Net Assets.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The aggregate value of these securities at August 31, 2013 was $44,182,997, which represented less than 1% of the Fund’s Net Assets.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2013 was $45,637,929, which represented less than 1% of the Fund’s Net Assets.
(n)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $2,504,750 which represents less than 1% of the Fund’s Net Assets.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5%.
(p)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2013. At August 31, 2013, the Fund’s investments with a value of $790,430,242 are held by Dealer Trusts and serve as collateral for the $482,270,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2013

Revenue Bonds	93.9%
General Obligation Bonds	5.2
Pre-refunded Bonds	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45                         Invesco High Yield Municipal Fund

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $6,452,064,853)	$6,028,913,745
Cash	33,250,390
Receivable for:
Investments sold	22,790,235
Fund shares sold	14,239,666
Interest	100,511,703
Investment for trustee deferred compensation and retirement plans	111,669
Other assets	567,515
Total assets	6,200,384,923

Liabilities:
Floating rate note obligations	482,270,000
Payable for:
Investments purchased	22,088,773
Fund shares reacquired	14,711,325
Dividends	12,372,662
Accrued fees to affiliates	2,499,292
Accrued trustees' and officers' fees and benefits	14,907
Accrued other operating expenses	104,159
Trustee deferred compensation and retirement plans	538,449
Total liabilities	534,599,567
Net assets applicable to shares outstanding	$5,665,785,356

Net assets consist of:
Shares of beneficial interest	$6,845,461,970
Undistributed net investment income	16,615,667
Undistributed net realized gain (loss)	(773,141,173)
Net unrealized appreciation (depreciation)	(423,151,108)
$5,665,785,356

Net Assets:
Class A	$4,093,591,669
Class B	$93,672,169
Class C	$965,245,479
Class Y	$506,826,795
Class R5	$6,449,244

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	457,015,167
Class B	10,409,783
Class C	107,931,564
Class Y	56,480,800
Class R5	719,077
Class A:
Net asset value per share	$8.96
Maximum offering price per share
(Net asset value of $8.96 ÷ 95.75%)	$9.36
Class B:
Net asset value and offering price per share	$9.00
Class C:
Net asset value and offering price per share	$8.94
Class Y:
Net asset value and offering price per share	$8.97
Class R5:
Net asset value and offering price per share	$8.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46                         Invesco High Yield Municipal Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$209,427,951

Expenses:
Advisory fees	16,986,434
Administrative services fees	337,489
Custodian fees	49,505
Distribution fees:
Class A	5,907,571
Class B	148,409
Class C	5,452,428
Interest, facilities and maintenance fees	1,971,789
Transfer Agent Fees — A, B, C and Y	1,716,568
Transfer agent fees — R5	1,615
Trustees' and officers' fees and benefits	152,393
Other	671,251
Total expenses	33,395,452
Less: Expense offset arrangement(s)	(863)
Net expenses	33,394,589
Net investment income	176,033,362

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(59,631,133)
Change in net unrealized appreciation (depreciation) of investment securities	(737,848,388)
Net realized and unrealized gain (loss)	(797,479,521)
Net increase (decrease) in net assets resulting from operations	$(621,446,159)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47                         Invesco High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$176,033,362	$348,142,655
Net realized gain (loss)	(59,631,133)	(29,019,109)
Change in net unrealized appreciation (depreciation)	(737,848,388)	350,208,027
Net increase (decrease) in net assets resulting from operations	(621,446,159)	669,331,573

Distributions to shareholders from net investment income:
Class A	(126,135,907)	(258,944,546)
Class B	(3,165,600)	(8,723,241)
Class C	(26,284,210)	(55,954,425)
Class Y	(19,484,199)	(43,158,720)
Class R5	(210,234)	(893,935)
Total distributions from net investment income	(175,280,150)	(367,674,867)

Share transactions–net:
Class A	(314,418,286)	1,006,461,833
Class B	(25,238,297)	(37,640,385)
Class C	(134,663,764)	304,209,275
Class Y	(343,235,363)	456,744,618
Class R5	(1,112,518)	7,430,359
Net increase (decrease) in net assets resulting from share transactions	(818,668,228)	1,737,205,700
Net increase (decrease) in net assets	(1,615,394,537)	2,038,862,406

Net assets:
Beginning of period	7,281,179,893	5,242,317,487
End of period (includes undistributed net investment income of $16,615,667 and $15,862,455, respectively)	$5,665,785,356	$7,281,179,893

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

As of the opening of business on June 28, 2013, the Fund has reopened public sales of Class A, Class C, Class Y and Class R5 shares to new investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics

48                         Invesco High Yield Municipal Fund

and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum

49                         Invesco High Yield Municipal Fund

exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $300 million	0.60%
Next $300 million	0.55%
Over $600 million	0.50%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and

50                         Invesco High Yield Municipal Fund

Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2013, IDI advised the Fund that IDI retained $358,790 in front-end sales commissions from the sale of Class A shares and $221,288, $61,852 and $99,583 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$6,028,913,745	$—	$6,028,913,745
Corporate Debt Securities	—	—	0	0
Total Investments	$—	$6,028,913,745	$0	$6,028,913,745

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $863.

51                         Invesco High Yield Municipal Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2013 were $573,981,429 and 0.68%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2014	$7,041,918	$—	$7,041,918
February 28, 2015	14,397,352	—	14,397,352
February 29, 2016	162,672,266	—	162,672,266
February 28, 2017	261,369,579	—	261,369,579
February 28, 2018	77,334,684	—	77,334,684
February 28, 2019	42,986,977	—	42,986,977
Not subjected to expiration	6,279,201	117,518,595	123,797,796
	$572,081,977	$117,518,595	$689,600,572

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 30, 2012, the date of reorganization of Invesco High Income Municipal Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2013 was $1,261,951,414 and $2,170,785,388, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$154,262,650
Aggregate unrealized (depreciation) of investment securities	(602,512,674)
Net unrealized appreciation (depreciation) of investment securities	$(448,250,024)

Cost of investments for tax purposes is $6,477,163,769.

52                         Invesco High Yield Municipal Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	31,539,575	$304,370,158	119,772,225	$1,196,470,258
Class B	26,959	259,905	155,273	1,581,648
Class C	5,420,045	52,047,333	29,063,907	289,170,697
Class Y	13,995,883	136,472,772	50,676,109	507,890,291
Class R5(b)	4,324	42,362	195,041	1,904,680

Issued as reinvestment of dividends:
Class A	6,897,916	65,649,044	13,748,665	137,651,817
Class B	180,913	1,737,188	478,796	4,835,010
Class C	1,504,679	14,379,440	3,315,117	33,155,737
Class Y	1,324,914	12,942,651	3,277,984	32,996,797
Class R5	13,469	129,790	55,839	557,267

Issued in connection with acquisitions:(c)
Class A	—	—	38,941,092	380,289,898
Class B	—	—	1,360,176	13,344,973
Class C	—	—	14,758,854	143,978,139
Class Y	—	—	13,877,140	135,657,431
Class R5	—	—	7,799,579	76,242,015

Automatic conversion of Class B shares to Class A shares:
Class A	1,418,009	13,722,502	4,096,565	41,032,498
Class B	(1,411,502)	(13,722,502)	(4,076,611)	(41,032,498)

Reacquired:
Class A	(72,755,837)	(698,159,990)	(74,600,894)	(748,982,638)
Class B	(1,401,935)	(13,512,888)	(1,628,805)	(16,369,518)
Class C	(20,973,515)	(201,090,537)	(16,185,427)	(162,095,298)
Class Y	(49,194,941)	(492,650,786)	(21,814,848)	(219,799,901)
Class R5	(130,449)	(1,284,670)	(7,218,726)	(71,273,603)
Net increase (decrease) in share activity	(83,541,493)	$(818,668,228)	176,047,051	$1,737,205,700

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 30, 2012.
(c)	As of the opening of business on April 30, 2012, the Fund acquired all the net assets of Invesco High Income Municipal Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 30, 2011 and by the shareholders of the Target Fund on April 2, 2012. The acquisition was accomplished by a tax-free exchange of 76,736,841 shares of the Fund for 93,571,671 shares outstanding of the Target Fund as of the close of business on April 27, 2012. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on April 27, 2012. The Target Fund's net assets at that date of $749,512,456, including $7,209,042 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $5,430,090,787 and $6,179,603,243 immediately after the acquisition.
The pro forma results of operations for the year ended February 28, 2013 assuming the reorganization had been completed on March 1, 2012, the beginning of the annual reporting period, are as follows:

Net investment income	$354,609,427
Net realized/unrealized gains	327,447,326
Change in net assets resulting from operations	$682,056,753

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed; it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 30, 2012.

53                         Invesco High Yield Municipal Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)(b)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/13	$10.17	$0.26	$(1.21)	$(0.95)	$(0.26)	$8.96	(9.47	)%(d)	$4,093,592	0.90	%(e)	0.84	%(e)	5.35	%(e)	18%
Year ended 02/28/13	9.71	0.53	0.49	1.02	(0.56)	10.17	10.78	(d)	4,981,494	0.90		0.84		5.32		19
Year ended 02/29/12	8.85	0.57	0.85	1.42	(0.56)	9.71	16.56	(d)	3,766,082	0.93		0.85		6.24		16
Period ended 02/28/11	9.24	0.15	(0.40)	(0.25)	(0.14)	8.85	(2.72	)(d)	3,399,724	0.84	(f)	0.76	(f)	6.80	(f)	3
Year ended 11/30/10	9.07	0.57	0.15	0.72	(0.55)	9.24	8.07	(d)	3,875,386	0.91		0.84		6.10		20
Year ended 11/30/09	8.15	0.58	0.92	1.50	(0.58)	9.07	19.33	(g)	3,294,547	0.97		0.87		6.90		16
Year ended 11/30/08	10.61	0.59	(2.48)	(1.89)	(0.57)	8.15	(18.57	)(g)	2,662,943	1.21		0.86		5.96		49
Class B
Six months ended 08/31/13	10.22	0.27	(1.23)	(0.96)	(0.26)	9.00	(9.51	)(d)(h)	93,672	0.90	(e)(h)	0.84	(e)(h)	5.35	(e)(h)	18
Year ended 02/28/13	9.75	0.53	0.51	1.04	(0.57)	10.22	10.87	(d)(h)	132,952	0.90	(h)	0.84	(h)	5.32	(h)	19
Year ended 02/29/12	8.85	0.60	0.85	1.45	(0.55)	9.75	16.89	(d)(h)	163,123	0.68	(h)	0.60	(h)	6.49	(h)	16
Period ended 02/28/11	9.24	0.14	(0.41)	(0.27)	(0.12)	8.85	(2.90	)(d)(h)	250,533	1.39	(f)(h)	1.31	(f)(h)	6.25	(f)(h)	3
Year ended 11/30/10	9.07	0.50	0.15	0.65	(0.48)	9.24	7.27	(d)	299,439	1.66		1.59		5.35		20
Year ended 11/30/09	8.15	0.51	0.93	1.44	(0.52)	9.07	18.46	(i)	316,094	1.72		1.62		6.15		16
Year ended 11/30/08	10.61	0.52	(2.49)	(1.97)	(0.49)	8.15	(19.21	)(i)	329,752	1.96		1.61		5.19		49
Class C
Six months ended 08/31/13	10.15	0.23	(1.21)	(0.98)	(0.23)	8.94	(9.84	)(d)(m)	965,245	1.60	(e)(m)	1.54	(e)(m)	4.65	(e)(m)	18
Year ended 02/28/13	9.69	0.46	0.49	0.95	(0.49)	10.15	9.97	(d)	1,237,889	1.65		1.59		4.57		19
Year ended 02/29/12	8.83	0.50	0.85	1.35	(0.49)	9.69	15.73	(d)	881,847	1.68		1.60		5.49		16
Period ended 02/28/11	9.23	0.13	(0.41)	(0.28)	(0.12)	8.83	(3.02	)(d)	813,001	1.59	(f)	1.51	(f)	6.05	(f)	3
Year ended 11/30/10	9.05	0.50	0.16	0.66	(0.48)	9.23	7.40	(d)	953,475	1.66		1.59		5.35		20
Year ended 11/30/09	8.14	0.51	0.92	1.43	(0.52)	9.05	18.36	(j)	799,982	1.72		1.62		6.09		16
Year ended 11/30/08	10.60	0.51	(2.48)	(1.97)	(0.49)	8.14	(19.22	)(j)	584,835	1.96		1.61		5.22		49
Class Y(k)
Six months ended 08/31/13	10.19	0.28	(1.22)	(0.94)	(0.28)	8.97	(9.43	)(d)	506,827	0.65	(e)	0.59	(e)	5.60	(e)	18
Year ended 02/28/13	9.73	0.56	0.49	1.05	(0.59)	10.19	11.04	(d)	920,379	0.65		0.59		5.57		19
Year ended 02/29/12	8.87	0.59	0.84	1.43	(0.57)	9.73	16.83	(d)	431,266	0.68		0.60		6.49		16
Period ended 02/28/11	9.26	0.15	(0.40)	(0.25)	(0.14)	8.87	(2.65	)(d)	518,173	0.59	(f)	0.51	(f)	7.05	(f)	3
Year ended 11/30/10	9.09	0.60	0.15	0.75	(0.58)	9.26	8.33	(d)	522,709	0.66		0.59		6.35		20
Year ended 11/30/09	8.17	0.59	0.93	1.52	(0.60)	9.09	19.57	(j)	281,752	0.72		0.62		6.94		16
Year ended 11/30/08	10.64	0.62	(2.50)	(1.88)	(0.59)	8.17	(18.39	)(j)	55,427	0.99		0.64		6.70		49
Class R5
Six months ended 08/31/13	10.18	0.28	(1.21)	(0.93)	(0.28)	8.97	(9.34	)(d)	6,449	0.64	(e)	0.58	(e)	5.61	(e)	18
Year ended 02/28/13(l)	9.79	0.46	0.42	0.88	(0.49)	10.18	9.16	(d)	8,466	0.67	(f)(n)	0.63	(f)	5.55	(f)	19

(a)	Calculated using average shares outstanding.
(b)	For the years ended November 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $729,359,150 and sold of $70,250,290 in the effort to realign the Fund's portfolio holdings after the reorganization of Invesco High Income Municipal Fund into the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,687,529, $117,759, $1,139,894, $696,543 and $7,458 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.00% and 0.80% for the six months ended August 31, 2013 and the years ended February 28, 2013, February 28, 2012 and February 28, 2011, respectively.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	On June 1, 2010, Class I shares of Van Kampen High Yield Municipal Fund were reorganized into Class Y shares of the Fund.
(l)	Commencement date of April 30, 2012.
(m)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.95% for the six months ended August 31, 2013.
(n)	For the year ended February 28, 2013, the ratio of expenses to average net assets without fee waivers and/or expenses absorbed was 0.69%.

54                         Invesco High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$905.30	$4.32	$1,020.67	$4.58	0.90%
B	1,000.00	904.90	4.32	1,020.67	4.58	0.90
C	1,000.00	902.60	7.67	1,017.14	8.13	1.60
Y	1,000.00	905.70	3.12	1,021.93	3.31	0.65
R5	1,000.00	906.60	3.08	1,021.98	3.26	0.64

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013 through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

55                         Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco High Yield Municipal Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

56                         Invesco High Yield Municipal Fund

High Yield Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the first quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

57                         Invesco High Yield Municipal Fund

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You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242                 VK-HYM-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2013

Invesco Intermediate Term Municipal Income Fund

Nasdaq:
A: VKLMX ¡ B: VKLBX ¡ C: VKLCX ¡ Y: VKLIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

21	Financial Statements

23	Notes to Financial Statements

29	Financial Highlights

30	Fund Expenses

31	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/13 to 8/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.78%
Class B Shares	-4.83
Class C Shares	-5.24
Class Y Shares	-4.67
Barclays Municipal Bond Index‚ (Broad Market/Style-Specific Index)	-5.60

Source(s): ‚Lipper Inc.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                                Invesco Intermediate Term Municipal Income Fund

Average Annual Total Returns

As of 8/31/13, including maximum applicable sales charges

			After Taxes
		After Taxes	on Distributions
	Before	on	and Sale of
	Taxes	Distributions	Fund Shares
Class A Shares
Inception (5/28/93)	4.63%	4.60%	4.56%
10 Years	3.68	3.64	3.68
5 Years	3.74	3.74	3.80
1 Year	-4.92	-4.92	-1.36

Class B Shares
Inception (5/28/93)	4.46%	4.43%	4.37%
10 Years	3.68	3.64	3.61
5 Years	3.54	3.54	3.55
1 Year	-7.25	-7.25	-2.64

Class C Shares
Inception (10/19/93)	3.71%	3.68%	3.65%
10 Years	3.18	3.14	3.13
5 Years	3.47	3.47	3.42
1 Year	-4.25	-4.25	-1.27

Class Y Shares
Inception (8/12/05)	4.01%	3.99%	4.03%
5 Years	4.50	4.50	4.46
1 Year	-2.24	-2.24	0.31

Average Annual Total Returns

As of 6/30/13, the most recent calendar quarter-end, including maximum applicable sales charges

			After Taxes
		After Taxes	on Distributions
	Before	on	and Sale of
	Taxes	Distributions	Fund Shares
Class A Shares
Inception (5/28/93)	4.75%	4.72%	4.65%
10 Years	3.65	3.61	3.64
5 Years	4.33	4.33	4.26
1 Year	-2.17	-2.17	0.27

Class B Shares
Inception (5/28/93)	4.58%	4.54%	4.47%
10 Years	3.65	3.61	3.57
5 Years	4.16	4.16	4.03
1 Year	-4.42	-4.42	-0.96

Class C Shares
Inception (10/19/93)	3.84%	3.80%	3.75%
10 Years	3.15	3.11	3.10
5 Years	4.11	4.11	3.92
1 Year	-1.27	-1.27	0.48

Class Y Shares
Inception (8/12/05)	4.30%	4.28%	4.24%
5 Years	5.13	5.13	4.95
1 Year	0.62	0.62	2.00

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Intermediate Term Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Intermediate Term Municipal Income Fund (renamed Invesco Intermediate Term Municipal Income Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Intermediate Term Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.81%, 0.81%, 1.56% and 0.56%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.89%, 0.89%, 1.64% and 0.64%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2005, the CDSC on Class B shares declines from 3% at the time of purchase to 0% at the beginning of the fifth year. For shares purchased after June 1, 2005, and before June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2014. See current prospectus for more information.

3                                Invesco Intermediate Term Municipal Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

    The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

    The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■	Manage investments - Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices - We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you - We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                                Invesco Intermediate Term Municipal Income Fund

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.93%
Alabama–0.35%
Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	5.00%	12/01/21	$2,250	$2,473,740

Alaska–0.84%
Alaska (State of) Municipal Bond Bank Authority;
Series 2009 1, RB	5.00%	09/01/22	250	278,710
Series 2009 1, RB	5.25%	09/01/24	400	445,116
Alaska Railroad Corp. (FTA Section 5307 Urbanized Area Formula Funds & Section 5309 Fixed Guideway Modernization Formula Funds); Series 2007, Capital Grant Receipts RB (INS–NATL)(a)	5.00%	08/01/15	2,680	2,884,940
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (INS–AGC)(a)	5.00%	09/01/19	1,000	1,152,580
Series 2009, Lease RB (INS–AGC)(a)	5.50%	09/01/23	1,000	1,148,410
				5,909,756

Arizona–4.52%
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	2,036,400
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West);
Series 2009 A, Health Facilities RB	5.00%	07/01/14	500	518,770
Series 2009 C, Health Facilities RB(b)	5.00%	07/01/14	1,500	1,548,720
Maricopa County Pollution Control Corp. (Arizona Public Service Co.–Palo Verde); Series 2009 A, Ref. PCR(b)	6.00%	05/01/14	2,400	2,475,792
Navajo County Pollution Control Corp.;
Series 2009 C, PCR(b)	5.50%	06/01/14	1,000	1,034,640
Series 2009 E, PCR(b)	5.75%	06/01/16	1,000	1,108,700
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/20	500	475,190
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/27	3,000	3,057,660
Phoenix Civic Improvement Corp.,
Series 2013, Ref. Sr. Lien Airport RB(c)	5.00%	07/01/27	2,320	2,385,215
Series 2013, Ref. Sr. Lien Airport RB(c)	5.00%	07/01/28	7,680	7,816,934
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/25	750	681,173
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2008, Water & Wastewater RB (c)	6.38%	12/01/18	441	446,623
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	5.25%	12/01/18	500	556,460
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,121,470
University Medical Center Corp.; Series 2009, Hospital RB	5.25%	07/01/17	1,000	1,115,490
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds(d)	5.00%	07/15/20	700	723,807
Series 2013 A, Ref. Unlimited Tax GO Bonds(d)	5.00%	07/15/21	485	491,906
Series 2013 A, Ref. Unlimited Tax GO Bonds(d)	5.00%	07/15/22	570	566,740
Series 2013 A, Ref. Unlimited Tax GO Bonds(d)	5.00%	07/15/23	825	804,870
Series 2013 B, Unlimited Tax GO Bonds(d)	5.00%	07/15/23	560	546,336
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	2,000	2,144,780
				31,657,676

California–11.66%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	5.38%	07/01/19	1,000	1,075,190
Alhambra (City of) (Atherton Baptist Homes); Series 2010 B, RB	6.63%	01/01/17	595	595,393
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 C, RB	5.00%	03/01/14	500	511,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 F, RB(b)	5.00%	07/01/14	$500	$518,725
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/21	2,000	2,082,440
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/28	1,500	1,453,635
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(d)	5.50%	07/01/18	875	899,570
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(c)(d)	5.00%	07/01/27	5,000	4,503,550
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-2, TEMPS–55SM RB	2.40%	10/01/20	1,250	1,188,400
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB(b)(e)	1.01%	05/01/17	4,000	4,008,157
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP–FHA)	6.25%	08/01/24	1,730	2,036,020
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	5.25%	11/15/14	555	563,330
Series 2009, Senior Living RB	6.25%	11/15/19	600	665,694
California (State of);
Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds(b)(e)	0.74%	05/01/15	1,750	1,750,000
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds(e)	1.21%	05/01/20	2,000	2,012,810
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/21	810	866,522
Series 2013, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,057,800
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	1,000	1,130,170
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/21	2,000	2,223,140
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/19	475	497,729
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/20	450	497,502
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/21	375	405,540
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/22	375	397,301
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/23	500	524,895
Irvine (City of) Public Facilities & Infrastructure Authority;
Series 2012 A, Special Assessment RB	4.00%	09/02/23	995	969,846
Series 2012 A, Special Assessment RB	4.50%	09/02/25	375	357,345
Series 2012 A, Special Assessment RB	4.50%	09/02/26	550	516,730
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,702,112
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(d)	5.50%	03/01/18	120	125,788
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,053,060
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB(c)	5.00%	05/01/26	2,640	2,690,714
Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	08/01/16	1,880	1,790,850
Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	4.75%	10/01/13	565	566,362
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/22	575	587,541
Series 2012, Ref. Special Tax RB	5.00%	09/01/23	450	453,897
Regents of the University of California;
Series 2009 O, General RB(g)	5.75%	05/15/23	795	931,796
Series 2009 O, General RB(g)	5.75%	05/15/25	1,185	1,386,782
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,649,055
Riverside (County of) (Public Safety Communication & Refunding); Series 2007 A, COP (INS–AMBAC)(a)	5.00%	11/01/14	3,500	3,672,025
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/26	2,000	2,184,200
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,049,130
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB(c)	5.00%	07/01/23	700	768,082
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(c)	5.00%	05/01/23	2,000	2,146,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.00%	08/01/20	$1,085	$1,212,618
Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,100,640
Series 2011 D, Tax Allocation RB	6.63%	08/01/27	500	532,140
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. Special Tax RB	5.00%	08/01/27	750	741,825
Series 2013 B, Special Tax RB	5.00%	08/01/27	405	400,585
San Jose (City of); Series 2011 A-1, Airport RB(c)	5.25%	03/01/26	2,000	2,104,640
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(a)	5.50%	08/01/26	3,195	3,459,578
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.00%	09/01/26	1,030	995,598
Series 2013, Special Tax RB	5.13%	09/01/27	1,200	1,166,712
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/24	2,000	2,190,840
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(b)	3.20%	06/01/20	5,000	4,829,600
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(f)	0.00%	04/01/14	3,700	3,685,644
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,171,350
				81,658,178

Colorado–1.21%
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.25%	01/01/15	500	501,720
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	5.00%	01/15/22	750	776,857
Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,098,290
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds(g)	5.00%	08/01/24	2,000	2,249,080
Series 2008, Unlimited Tax GO Bonds(g)	5.00%	08/01/25	500	552,780
Denver (City & County of); Series 2012 A, Airport System RB(c)	5.00%	11/15/22	500	544,865
Plaza Metropolitan District No. 1;
Series 2013, Ref. Tax Allocation RB	5.00%	12/01/21	1,045	1,068,701
Series 2013, Ref. Tax Allocation RB	5.00%	12/01/22	500	504,840
University of Colorado; Series 2009 A, Enterprise System RB	5.50%	06/01/25	1,000	1,164,250
				8,461,383

Connecticut–0.53%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(c)	5.50%	04/01/21	1,000	1,093,210
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds(e)	0.48%	03/01/18	2,500	2,500,000
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	90	90,022
				3,683,232

Delaware–0.07%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	500	509,125

District of Columbia–1.11%
District of Columbia (Provident Group–Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/30	2,000	1,811,780
District of Columbia;
Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	06/01/16	2,325	2,590,515
Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	06/01/19	3,000	3,399,420
				7,801,715

Florida–6.34%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/22	1,750	1,616,125
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011, TEMPS–70SM RB	7.13%	11/15/16	3,000	3,019,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Atlantic Beach (City of) (Fleet Landing);
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/23	$565	$585,950
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/21	440	470,149
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/22	375	395,168
Brevard County School District; Series 2004 B, Ref. COP(b)(h)	5.00%	01/01/15	1,000	1,060,050
Broward (County of); Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/26	1,000	1,052,150
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,093,400
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,000	2,243,680
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	2,000	2,146,380
Florida (State of) Mid-Bay Bridge Authority; Series 2007 A, RB (INS–AMBAC)(a)	5.00%	10/01/27	4,715	4,693,594
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/26	2,000	2,104,460
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/27	1,000	1,058,900
Florida State Board of Education; Series 2005 A, Lottery RB (INS–AMBAC)(a)	5.00%	07/01/19	2,500	2,721,175
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2008 A, Hospital RB(b)	6.50%	11/17/15	3,000	3,362,730
Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/26	1,000	1,037,670
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.00%	11/15/24	1,990	2,042,576
Series 2012, RB	5.50%	11/15/32	1,670	1,645,284
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/24	415	448,968
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/22	2,000	2,230,300
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	500	492,010
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/23	1,000	1,090,900
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/23	1,215	1,274,122
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(b)	5.35%	05/01/18	1,000	1,136,630
Reedy Creek Improvement District;
Series 2013 1, Ref. Utilities RB	5.00%	10/01/22	800	887,752
Series 2013 1, Ref. Utilities RB	5.00%	10/01/21	885	988,828
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (d)	5.75%	10/01/22	750	795,082
Tallahassee (City of) & Leon (County of) Blueprint 2000 Intergovernmental Agency; Series 2007, Sales Tax RB (INS–NATL)(a)	5.00%	10/01/14	1,500	1,569,870
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS–AGM)(a)(c)	5.00%	10/01/18	1,000	1,114,010
				44,377,083

Georgia–1.41%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	870	1,044,565
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,200	1,270,464
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,727,115
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR(b)	2.40%	01/01/20	5,000	4,751,250
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	1,000	1,063,690
				9,857,084

Guam–1.27%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.25%	12/01/17	1,000	1,085,990
Series 2009 A, Limited Obligation RB	5.50%	12/01/18	1,000	1,093,800
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(c)	6.00%	10/01/23	3,000	3,139,890
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/21	1,500	1,685,310
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/22	1,700	1,905,037
				8,910,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.14%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/27	$1,000	$993,650

Idaho–0.13%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	500	553,390
Idaho (State of) Housing & Finance Association; Series 2008 A, Class I, Single Family Mortgage RB(c)	5.00%	07/01/17	335	342,605
				895,995

Illinois–9.98%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	921,850
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,500	1,512,555
Chicago (City of) (Metramarket Chicago); Series 2010 A, COP	6.87%	02/15/24	1,156	1,199,768
Chicago (City of) (O’Hare International Airport); Series 2012 A, Ref. Sr. Lien General Airport RB(c)	5.00%	01/01/26	5,000	5,064,300
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	847	846,585
Chicago (City of) Board of Education;
Series 2007 D, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/17	1,010	1,126,019
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds(b)(e)	0.89%	06/01/18	5,000	5,000,000
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds(g)	5.00%	12/01/24	3,000	3,245,610
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/23	2,200	2,323,684
Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/24	3,965	4,125,384
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/27	1,000	1,048,460
Chicago (City of); Series 2011, COP	7.13%	05/01/21	750	804,638
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/23	2,000	2,153,500
Hodgkins (Village of); Series 2005, Ref. Sr. Lien Tax Increment Allocation RB	5.00%	01/01/14	500	505,635
Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS–AGC)(a)	4.60%	03/01/17	660	698,333
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.13%	11/01/23	1,000	1,156,520
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,145,510
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/23	750	825,787
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/23	900	967,410
Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/24	1,175	1,255,581
Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/26	380	401,375
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB(i)	6.00%	08/15/22	750	6,233
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/26	1,000	1,051,720
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/22	2,000	1,920,680
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	1,890	2,092,589
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS–65SM RB	7.00%	11/15/15	2,000	1,976,700
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,000	2,159,260
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	5.25%	05/15/14	255	254,987
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB(g)	5.00%	12/15/20	5,000	5,643,250
Series 2012 B, RB(g)	5.00%	06/15/23	3,500	3,837,435
Illinois (State of) Municipal Electric Agency; Series 2007 A, Power Supply System RB (INS–NATL)(a)	5.00%	02/01/15	1,000	1,062,430
Illinois (State of);
Series 2012, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/22	1,250	1,301,137
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/22	2,000	2,057,500
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds(f)(h)	0.00%	12/01/21	330	260,505
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(f)	0.00%	12/01/20	2,900	2,231,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	$3,000	$3,340,050
Series 2010, RB	5.38%	06/01/21	525	588,919
Round Lake Beach (Village of); Series 2003, Tax Increment Allocation RB	4.65%	12/15/13	160	160,320
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/26	3,425	3,633,343
				69,907,286

Indiana–3.23%
Carmel (City of) (Barrington Carmel); Series 2012 C-2, TEMPS–65SM RB	5.25%	11/15/18	1,000	961,170
Carmel (City of) Redevelopment Authority; Series 2006, RB (INS–NATL)(a)	5.00%	07/01/22	1,000	1,101,300
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	531,740
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,149,740
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	11/01/24	365	391,138
Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	11/01/25	200	212,450
Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	11/01/26	175	184,096
Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS–AMBAC)(a)(f)	0.00%	12/01/16	1,695	1,626,166
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	558,625
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB(c)	5.10%	01/15/17	760	837,018
Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,402,418
Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,444,970
Michigan City Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS–NATL)(a)(f)	0.00%	01/15/17	2,000	1,867,100
Series 2002, First Mortgage CAB RB (INS–NATL)(a)(f)	0.00%	01/15/18	3,000	2,699,340
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS–AMBAC)(a)(f)	0.00%	02/15/19	1,850	1,589,945
Northwest Allen School Building Corp.;
Series 2008, First Mortgage RB (INS–AGM)(a)	5.00%	07/15/16	1,395	1,546,065
Series 2008, First Mortgage RB (INS–AGM)(a)	5.00%	07/15/19	3,200	3,516,608
				22,619,889

Iowa–2.09%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	5.63%	06/01/23	1,000	1,056,780
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.50%	06/15/30	2,255	2,295,049
Coralville (City of); Series 2006 D, COP	5.25%	06/01/22	500	459,665
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS–AGC)(a)	5.00%	02/15/19	1,000	1,134,880
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, Health Facilities RB	4.00%	08/15/22	1,905	1,946,986
Series 2012, Health Facilities RB	4.00%	08/15/23	1,200	1,208,652
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,960	1,749,594
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(c)	5.50%	12/01/25	4,525	4,814,464
				14,666,070

Kansas–0.80%
Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	09/01/19	2,630	2,950,939
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/23	1,000	1,130,690
Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	500	541,680
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/31	1,000	1,003,580
				5,626,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–1.50%
Kentucky (State of) Asset/Liability Commission (Federal Highway Trust Fund First Series); Series 2007, RN (INS–NATL)(a)	5.00%	09/01/14	$1,800	$1,884,672
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.00%	08/15/18	1,000	1,129,550
Series 2009 A, Hospital RB	5.38%	08/15/24	1,000	1,091,170
Kentucky Housing Corp.; Series 2008 A, RB(c)	5.00%	01/01/23	310	317,359
Louisville & Jefferson (County of) Regional Airport Authority; Series 2003 C, Airport Systems RB (INS–AGM)(a)(c)	5.50%	07/01/17	1,000	1,002,880
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(a)	5.00%	10/01/25	1,000	1,065,240
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/28	4,000	4,043,880
				10,534,751

Louisiana–1.96%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(i)	5.25%	07/01/17	593	233,820
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/22	1,000	1,093,220
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City Public Improvement); Series 2007, RB (INS–AMBAC)(a)	5.00%	11/01/15	1,200	1,306,752
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS–AMBAC)(a)	5.00%	06/01/20	1,000	1,075,400
Series 2009 C-1, Assessment RB (INS–AGC)(a)	5.88%	06/01/23	1,000	1,118,560
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	5.00%	01/01/18	1,235	1,381,026
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	5.00%	01/01/19	500	563,395
New Orleans (City of) Port Board of Commissioners; Series 2013 B, Ref. Port Facility RB(c)	5.00%	04/01/29	1,950	1,906,574
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	5,000	5,066,650
				13,745,397

Maine–0.29%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group);
Series 2013, RB	5.00%	07/01/26	1,000	1,035,710
Series 2013, RB	5.00%	07/01/27	1,000	1,022,170
				2,057,880

Maryland–2.04%
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/26	4,500	4,917,150
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,057,670
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Memorial Hospital); Series 2012 A, RB	5.00%	07/01/22	1,000	1,087,750
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB	6.00%	07/01/23	335	378,707
Series 2011, RB	6.00%	07/01/25	200	222,192
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB(b)	5.00%	05/15/15	500	535,450
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.25%	01/01/23	250	258,440
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	3,000	3,481,710
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/20	2,250	2,341,575
				14,280,644

Massachusetts–0.44%
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	650	663,709
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(b)(h)	5.75%	05/01/19	1,500	1,811,265

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB(i)	5.85%	01/15/18	$300	$1,113
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.70%	04/15/21	500	549,075
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB(i)	6.25%	06/01/14	215	17,415
				3,042,577

Michigan–3.31%
Brandon School District;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/16	1,425	1,572,644
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	1,410	1,599,264
Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	05/01/16	2,480	2,736,953
Greenville Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/16	1,410	1,553,735
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	1,235	1,392,549
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB(b)	5.50%	01/15/15	1,000	1,062,870
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/24	1,000	1,050,030
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB(b)(c)	6.75%	06/02/14	2,000	2,070,860
Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/17	2,300	2,583,751
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	2,280	2,586,045
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/19	2,260	2,519,877
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(c)	5.00%	12/01/28	2,500	2,452,750
				23,181,328

Minnesota–0.08%
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	500	579,660

Mississippi–0.14%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	983,760

Missouri–2.41%
Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 2013, Ref. RB	4.00%	05/01/24	500	441,150
Series 2013, Ref. RB	4.50%	05/01/28	1,500	1,287,690
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.00%	06/01/21	525	561,991
Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.50%	04/01/14	610	616,374
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	5.00%	06/01/21	40	40,182
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/23	1,000	1,123,690
Series 2011 A, Ref. RB	5.50%	09/01/24	2,000	2,209,940
Series 2011 A, Ref. RB	5.50%	09/01/28	2,000	2,096,180
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	595	601,604
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	4,695	4,731,668
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	140	143,749
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.00%	12/01/16	500	548,330
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, Senior Living Facilities RB	4.50%	09/01/23	340	338,239
Series 2012, Senior Living Facilities RB	5.00%	09/01/32	1,490	1,361,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/17	$250	$267,833
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	519,518
				16,889,164

Nebraska–0.51%
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center);
Series 2012, Ref. RB	4.00%	11/01/22	720	725,292
Series 2012, Ref. RB	5.00%	11/01/23	500	529,875
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(a)	5.13%	04/01/23	560	621,869
University of Nebraska Facilities Corp.; Series 2006, Deferred Maintenance RB (INS–AMBAC)(a)	5.00%	07/15/17	1,500	1,660,050
				3,537,086

Nevada–1.48%
Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	1,000	979,470
Clark (County of);
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(c)	5.00%	07/01/19	1,020	1,134,250
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(c)	5.00%	07/01/20	1,000	1,098,760
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB(b)(c)(d)	5.63%	06/01/18	1,100	1,198,956
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	1,880,550
Las Vegas (City of) Redevelopment Agency;
Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,475	1,548,013
Series 2009 A, Tax Increment Allocation RB	7.00%	06/15/20	1,000	1,106,270
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds	4.75%	06/01/26	1,405	1,448,077
				10,394,346

New Hampshire–0.37%
Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	1,000	1,089,900
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/27	1,500	1,509,045
				2,598,945

New Jersey–2.58%
Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB(b)(c)	2.50%	12/01/17	500	491,255
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB(h)	5.00%	12/01/16	5	5,669
Series 2007, Governmental Loan RB(h)	5.00%	12/01/17	10	11,554
Series 2007, Governmental Loan RB (INS–AMBAC)(a)	5.00%	12/01/16	1,005	1,112,515
Series 2007, Governmental Loan RB (INS–AMBAC)(a)	5.00%	12/01/17	1,990	2,215,168
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/22	500	495,745
New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/23	2,000	2,092,540
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2012 A, Ref. RB	4.00%	07/01/26	1,500	1,392,060
Series 2012 A, Ref. RB	5.00%	07/01/25	1,050	1,083,621
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/25	1,500	1,573,620
Series 2011, Ref. RB	5.00%	07/01/27	2,000	2,047,940
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB(h)	5.25%	07/01/20	1,000	1,179,030
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	160	169,189
New Jersey (State of) Turnpike Authority; Series 2013 E, Floating Rate RB(e)	0.74%	01/01/18	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/24	$1,000	$1,083,290
South Jersey Transportation Authority; Series 2012 A, Ref. RB	5.00%	11/01/24	1,000	1,076,320
				18,029,516

New Mexico–1.66%
Farmington (City of) (El Paso Electric Co.); Series 2012, Ref. PCR(b)	1.88%	09/01/17	1,500	1,485,765
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR(b)	5.20%	06/01/20	1,700	1,796,900
Jicarilla Apache Nation; Series 2003 A, RB(d)	5.50%	09/01/23	1,000	923,130
New Mexico (State of) Finance Authority;
Series 2006 B, Sr. Lien Public Revolving Fund RB (INS–NATL)(a)	5.00%	06/01/17	1,310	1,441,799
Series 2007 C, Sub. Lien Public Revolving Fund RB (INS–NATL)(a)	5.00%	06/15/14	1,200	1,245,108
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	3,000	2,819,370
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/19	715	751,479
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB	6.00%	08/01/23	1,000	1,149,790
				11,613,341

New York–2.37%
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB	5.75%	11/15/22	500	541,680
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	5.75%	07/15/17	1,000	1,115,170
Series 2009, PILOT RB	5.75%	07/15/19	1,000	1,124,430
Madison (County of) Industrial Development Agency (Oneida Health Systems, Inc.); Series 2007, Civic Facility RB	4.50%	02/01/17	115	118,632
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	1,000	1,179,630
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2009, PILOT RB (INS–AGC)(a)	5.00%	01/01/18	200	218,868
Series 2009, PILOT RB (INS–AGC)(a)	5.00%	01/01/19	200	219,064
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB(g)	5.00%	01/15/21	1,000	1,133,270
New York (City of);
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds(e)	0.61%	08/01/25	3,000	3,000,000
Subseries 2012 G-5, VRD Unlimited Tax GO Bonds(j)	0.04%	04/01/42	2,000	2,000,000
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	2,000	2,153,980
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds(k)	6.90%	03/01/20	5	5,012
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB(b)(c)(d)	6.63%	10/01/13	1,000	1,001,190
Suffolk (County of) Industrial Development Agency (New York Institute Technology);
Series 2000 A, Ref. Civic Facility RB	5.00%	03/01/26	1,300	1,304,693
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/21	1,425	1,456,635
				16,572,254

North Carolina–1.09%
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB	6.75%	01/01/24	1,000	1,155,960
Series 2008 C, Power System RB (INS–AGC)(a)	6.00%	01/01/19	1,250	1,383,912
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	1,800	1,616,958
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.00%	10/01/15	500	509,195
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	250	245,155
North Carolina (State of) Medical Care Commission (WakeMed); Series 2012 A, Ref. Health Care Facilities RB	5.00%	10/01/23	2,500	2,749,275
				7,660,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.26%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/16	$405	$409,179
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,395,342
				1,804,521

Ohio–3.15%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	415	380,787
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/21	1,250	1,393,525
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/19	1,175	1,328,749
Athens (County of) (O’Bleness Memorial Hospital); Series 2003 A, Ref. & Improvement Hospital Facilities RB	6.25%	11/15/13	110	110,572
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (INS–AGC)(a)	5.00%	10/01/25	1,555	1,671,267
Cleveland (City of) (Cleveland Stadium); Series 2004, Ref. RB (INS–AMBAC)(a)	5.13%	12/01/20	1,370	1,446,501
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/27	2,750	2,794,797
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	1,000	812,380
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/23	1,500	1,598,715
Montgomery (County of) (Miami Valley Hospital); Series 2009 B, RB(b)	5.25%	11/15/14	1,000	1,054,390
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/20	820	885,641
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/27	2,250	2,017,305
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,216,800
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2013, RB	5.00%	12/01/29	2,575	2,657,606
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2004, Ref. Beneficial Interest Ctfs. (INS–AMBAC)(a)	5.00%	02/15/21	750	763,823
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(b)	5.88%	06/01/16	865	936,631
				22,069,489

Oklahoma–0.68%
Chickasawa Nation; Series 2007, Health System RB(d)	5.38%	12/01/17	275	293,893
Oklahoma (County of) Finance Authority (Epworth Villa); Series 2012 A, RB	5.00%	04/01/23	2,650	2,631,953
Tulsa (City of) Airports Improvement Trust; Series 2009 A, General RB	5.38%	06/01/24	1,750	1,803,008
				4,728,854

Oregon–0.44%
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/22	1,000	970,390
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/27	2,000	2,107,960
				3,078,350

Pennsylvania–3.81%
Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS–AGM)(a)(c)	5.00%	01/01/16	1,000	1,089,200
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,427,950
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/21	500	498,750
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.10%	07/01/14	45	45,780
Cumberland (County of) Municipal Authority (Asbury Obligated Group);
Series 2012, Ref. RB	5.00%	01/01/22	750	728,550
Series 2012, Ref. RB	5.25%	01/01/27	1,275	1,203,613
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/20	1,980	2,057,636
Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	10/01/18	700	607,992
Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	10/01/19	250	206,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.);
Series 2013, RB	4.25%	07/01/20	$2,265	$2,097,707
Series 2013, RB	4.50%	07/01/17	1,435	1,392,624
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	500	551,995
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	2,000	1,972,460
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/27	1,500	1,429,290
Penn Hills Municipality; Series 1995 B, Unlimited Tax CAB GO Bonds(f)	0.00%	12/01/13	210	208,160
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB(b)	2.55%	12/03/18	1,500	1,463,430
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/27	1,565	1,574,437
Pennsylvania (State of) Turnpike Commission; Series 2013 B, Floating Rate RB(e)	1.21%	12/01/19	2,000	2,000,000
Philadelphia (City of) Industrial Development Authority (One Benjamin Franklin Parkway); Series 2007 C, Ref. Lease RB (INS–AGM)(a)	5.00%	02/15/15	2,150	2,267,111
Philadelphia (City of); Eighteenth Series 2004, Gas Works RB (INS–AGC)(a)	5.25%	08/01/18	750	777,555
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/25	1,000	1,044,080
				26,645,015

Rhode Island–0.16%
Rhode Island Health & Educational Building Corp. (University of Rhode Island—Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/22	1,000	1,111,050

South Carolina–2.33%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	1,000	1,024,130
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/26	4,650	4,812,238
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/24	1,000	1,063,420
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/21	2,000	2,226,740
Richland (County of) (International Paper Co.); Series 2003 A, Ref. Environmental Improvement RB(c)	6.10%	04/01/23	725	709,898
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.00%	02/01/19	1,000	1,125,750
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, Health Facilities RB	5.00%	05/01/23	1,000	959,190
Series 2013, Health Facilities RB	5.00%	05/01/28	1,250	1,132,488
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/26	3,215	3,280,072
				16,333,926

South Dakota–1.27%
Educational Enhancement Funding Corp.;
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/23	1,000	1,099,560
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/24	2,000	2,162,040
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/25	2,000	2,128,240
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/26	700	737,331
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/27	1,500	1,563,600
South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/21	605	666,916
Series 2010, RB	5.00%	09/01/22	500	541,005
				8,898,692

Tennessee–1.20%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. RB	5.00%	10/01/15	170	176,159
Franklin Special School District; Series 1999, Limited Tax CAB GO Bonds (INS–AGM)(a)(f)	0.00%	06/01/15	700	691,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/19	$770	$840,448
Series 2012, Ref. & Improvement RB	5.00%	07/01/22	500	523,610
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008 C, RB	5.25%	06/01/18	1,000	1,140,340
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/16	325	337,600
Tennessee Energy Acquisition Corp.;
Series 2006 C, Gas RB	5.00%	02/01/23	1,360	1,403,969
Series 2006 C, Gas RB	5.00%	02/01/24	3,225	3,284,630
				8,398,321

Texas–10.36%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(c)	4.85%	04/01/21	1,000	1,038,560
Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,649,205
Bexar (County of); Series 2007, Combination Flood Control Limited Tax GO Ctfs. (INS–AGM)(a)	5.00%	06/15/14	1,330	1,380,088
Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS–AGM)(a)	5.00%	09/01/23	1,240	1,347,446
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/23	1,670	1,805,721
Series 2005 A, RB	5.50%	04/01/25	1,610	1,692,883
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/18	1,500	1,687,530
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	130	130,382
Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/25	2,355	2,466,792
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,570,659
Gulf Coast Waste Disposal Authority;
Series 2013, Bayport Area System RB (INS–AGM)(a)	5.00%	10/01/21	1,250	1,401,350
Series 2013, Bayport Area System RB (INS–AGM)(a)	5.00%	10/01/23	2,610	2,858,107
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, First Mortgage RB	4.00%	01/01/23	1,325	1,186,325
Series 2013 A, First Mortgage RB	5.00%	01/01/33	1,090	954,066
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB(e)	0.81%	06/01/20	2,000	2,000,000
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/28	1,500	1,473,780
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(b)(h)	7.00%	12/01/18	500	638,120
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS–AGC)(a)	5.25%	11/15/24	1,950	2,110,309
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	2,500	2,624,225
Hidalgo County Health Services Corp. (Mission Hospital, Inc.); Series 2005, Hospital RB	5.00%	08/15/19	350	351,012
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	500	462,735
Houston (City of);
Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS–NATL)(a)	5.00%	03/01/16	1,000	1,108,090
Series 2007 B, Ref. First Lien Combined Utility System RB (INS–NATL)(a)	5.00%	11/15/13	1,000	1,010,090
Series 2011 A, Ref. Sub Lien Airport System RB(c)	5.00%	07/01/25	1,000	1,040,040
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(b)(e)	0.81%	06/01/17	9,000	9,039,187
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	5.88%	05/15/21	910	980,652
Series 2012 A, RB	4.00%	02/15/22	700	669,158
Lubbock (City of); Series 2007 A, Waterworks System Surplus Limited Tax GO Ctfs. (INS–AGM)(a)	5.00%	02/15/14	1,355	1,384,485
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.00%	02/15/15	440	449,764

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	$1,000	$1,133,260
Series 2012 C, Ref. First Tier RB(b)	1.95%	01/01/19	2,000	1,954,060
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/33	500	453,800
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2009, Ref. Hospital RB	5.75%	11/15/24	1,000	1,134,840
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	545,725
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(a)	5.75%	07/01/18	1,540	1,653,775
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS–75SM Retirement Facility RB	7.25%	11/15/16	2,680	2,683,645
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,210,020
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS–AMBAC)(a)(f)	0.00%	08/15/18	5,700	4,870,650
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/21	2,600	2,768,220
Series 2012, Gas Supply RB	5.00%	12/15/22	500	529,525
Series 2012, Gas Supply RB	5.00%	12/15/23	3,950	4,121,548
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, Education RB	4.63%	08/15/22	500	469,875
Series 2012 A, Education RB	5.00%	08/15/27	585	527,641
				72,567,345

Utah–0.64%
Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB(f)(h)	0.00%	07/01/17	1,750	1,576,873
University of Utah; Series 2007, COP (INS–AMBAC)(a)	5.00%	12/01/13	1,000	1,012,030
Utah (State of) Transit Authority;
Series 2012, Ref. Sales Tax RB	5.00%	06/15/21	535	601,682
Series 2012, Ref. Sales Tax RB	5.00%	06/15/22	505	564,610
Series 2012, Ref. Sales Tax RB	5.00%	06/15/23	655	719,511
				4,474,706

Virgin Islands–0.86%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diago); Series 2009 A, Sub. RB	6.00%	10/01/14	500	516,520
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,093,560
Series 2012 A, RB(d)	4.00%	10/01/22	2,205	2,229,762
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,180,280
				6,020,122

Virginia–1.65%
Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. Special Assessment RB	4.25%	03/01/26	700	615,272
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/22	1,000	903,090
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB	5.13%	05/15/24	1,000	1,072,410
Hanover (County of) Economic Development Authority (Covenant Woods); Series 2012 A, Residential Care Facility RB	4.00%	07/01/22	1,320	1,187,961
Route 460 Funding Corp.; Series 2012 B, Sr. Lien Toll Road CAB RB(f)	0.00%	07/01/25	600	307,080
Virginia (State of) Small Business Financing Authority (Carilion Clinic Obligated Group); Series 2008 A, VRD Hospital RB(j)	0.10%	07/01/42	2,700	2,700,000
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(c)	5.00%	01/01/27	2,500	2,287,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB(b)(d)(h)	8.00%	07/01/14	$800	$861,328
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	780	868,358
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	716	755,480
				11,558,554

Washington–2.83%
Camas School District No. 117; Series 2007, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/13	1,500	1,518,285
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(c)	5.50%	07/01/25	1,000	1,096,490
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	1,000	1,072,890
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,136,420
Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	150	145,637
Seattle (City of);
Series 2007, Ref. Solid Waste RB	5.00%	02/01/18	1,795	1,994,766
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	1,974,435
Seattle (Port of) (SEATAC Fuel Facilities LLC);
Series 2013, Ref. Special Facility RB(c)	5.00%	06/01/21	650	709,156
Series 2013, Ref. Special Facility RB(c)	5.00%	06/01/24	1,560	1,614,896
Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,058,160
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/24	1,500	1,556,235
Washington (State of);
Series 2004 A, Unlimited Tax GO Bonds(b)(h)	5.00%	07/01/14	3,000	3,120,630
Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS–AMBAC)(a)(f)	0.00%	06/01/16	1,885	1,837,253
				19,835,253

West Virginia–0.54%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	255,710
West Virginia (State of) Economic Development Authority (Appalachian Power Co.–Amos); Series 2011 A, Ref. Solid Waste Disposal Facilities RB(b)(c)	2.25%	09/01/16	3,000	3,034,950
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	500	505,195
				3,795,855

Wisconsin–1.68%
Milwaukee (County of);
Series 2010 B, Ref. Airport RB(c)	5.00%	12/01/22	1,250	1,329,663
Series 2010 B, Ref. Airport RB(c)	5.00%	12/01/23	1,000	1,050,770
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(c)	5.38%	11/01/21	1,370	1,440,706
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB(b)	4.75%	08/15/14	1,000	1,035,190
Series 2009 B, RB(b)	5.13%	08/15/16	1,000	1,097,990
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/25	1,650	1,702,602
Series 2012, RB	5.00%	06/01/26	1,000	1,019,700
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(c)	5.30%	09/01/23	1,875	1,943,737
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.00%	04/01/22	1,165	1,127,044
				11,747,402

Wyoming–0.16%
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,100,640
TOTAL INVESTMENTS(l)–99.93% (Cost $694,194,678)				699,877,977
FLOATING RATE NOTE OBLIGATIONS–(1.65%)
Notes with interest rates ranging from 0.06% to 0.16% at 08/31/13 and contractual maturities of collateral ranging from 12/15/20 to 08/01/25 (See Note 1J)(m)				(11,525,000)
OTHER ASSETS LESS LIABILITIES–1.72%				12,042,983
NET ASSETS–100.00%				$700,395,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHA	– Federal Housing Administration
FTA	– Federal Transit Administration
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer

MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $15,965,908, which represented 2.28% of the Fund’s Net Assets.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(f)	Zero coupon bond issued at a discount.
(g)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1J.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2013 was $258,581, which represented less than 1.00% of the Fund’s Net Assets.
(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(k)	Advance refunded.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	8.3%
American Municipal Bond Assurance Corp.	5.1

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2013. At August 31, 2013, the Fund’s investments with a value of $18,980,003 are held by Dealer Trusts and serve as collateral for the $11,525,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

Revenue Bonds	86.6%
General Obligation Bonds	11.2
Pre-Refunded Bonds	1.5
Other	0.7

20                         Invesco Intermediate Term Municipal Income Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $694,194,678)	$699,877,977
Cash	5,197,521
Receivable for:
Investments sold	4,365,352
Fund shares sold	2,077,624
Interest	7,828,009
Fund expenses absorbed	13,186
Investment for trustee deferred compensation and retirement plans	23,943
Other assets	51,456
Total assets	719,435,068

Liabilities:
Floating rate note obligations	11,525,000
Payable for:
Investments purchased	3,152,445
Fund shares reacquired	2,820,024
Dividends	1,101,559
Accrued fees to affiliates	323,841
Accrued trustees’ and officers’ fees and benefits	4,672
Accrued other operating expenses	49,036
Trustee deferred compensation and retirement plans	62,531
Total liabilities	19,039,108
Net assets applicable to shares outstanding	$700,395,960

Net assets consist of:
Shares of beneficial interest	$779,928,709
Undistributed net investment income	452,268
Undistributed net realized gain (loss)	(85,668,316)
Net unrealized appreciation	5,683,299
$700,395,960

Net Assets:
Class A	$398,099,579
Class B	$8,083,480
Class C	$144,924,283
Class Y	$149,288,618

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	37,532,843
Class B	747,130
Class C	13,681,002
Class Y	14,087,529
Class A:
Net asset value per share	$10.61
Maximum offering price per share
(Net asset value of $10.61 ÷ 97.50%)	$10.88
Class B:
Net asset value and offering price per share	$10.82
Class C:
Net asset value and offering price per share	$10.59
Class Y:
Net asset value and offering price per share	$10.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Intermediate Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$14,742,274

Expenses:
Advisory fees	1,827,141
Administrative services fees	94,507
Custodian fees	9,907
Distribution fees:
Class A	538,930
Class B	11,522
Class C	761,619
Interest, facilities and maintenance fees	40,776
Transfer agent fees	216,033
Trustees’ and officers’ fees and benefits	25,365
Other	143,073
Total expenses	3,668,873
Less: Fees waived	(363,327)
Net expenses	3,305,546
Net investment income	11,436,728

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(3,884,754)
Change in net unrealized appreciation (depreciation) of investment securities	(46,277,923)
Net realized and unrealized gain (loss)	(50,162,677)
Net increase (decrease) in net assets resulting from operations	$(38,725,949)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$11,436,728	$20,396,088
Net realized gain (loss)	(3,884,754)	364,023
Change in net unrealized appreciation (depreciation)	(46,277,923)	6,962,179
Net increase (decrease) in net assets resulting from operations	(38,725,949)	27,722,290

Distributions to shareholders from net investment income:
Class A	(6,743,483)	(12,967,975)
Class B	(144,794)	(393,131)
Class C	(1,840,695)	(2,519,896)
Class Y	(2,689,813)	(5,526,901)
Total distributions from net investment income	(11,418,785)	(21,407,903)

Share transactions–net:
Class A	5,319,897	99,099,650
Class B	(1,213,335)	(1,588,331)
Class C	29,583,824	53,941,429
Class Y	(851,040)	23,037,239
Net increase in net assets resulting from share transactions	32,839,346	174,489,987
Net increase (decrease) in net assets	(17,305,388)	180,804,374

Net assets:
Beginning of period	717,701,348	536,896,974
End of period (includes undistributed net investment income of $452,268 and $434,325, respectively)	$700,395,960	$717,701,348

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

23                         Invesco Intermediate Term Municipal Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.

Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by

24                         Invesco Intermediate Term Municipal Income Fund

the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.45%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective July 1, 2013, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.80%, 1.55%, 1.55% and 0.55% of average daily net assets, respectively. Prior to July 1, 2013, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.75%, 1.50%, 1.50% and 0.50%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $363,327.

25                         Invesco Intermediate Term Municipal Income Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2013, IDI advised the Fund that IDI retained $120,219 in front-end sales commissions from the sale of Class A shares and $35,716, $7,290 and $14,493 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2013, the Fund engaged in securities purchases of $11,067,476.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

26                         Invesco Intermediate Term Municipal Income Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2013 were $11,525,000 and 0.70%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$57,998,342	$—	$57,998,342
February 28, 2019	23,141,936	—	23,141,936
Total capital loss carryforward	$81,140,278	$—	$81,140,278

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco Municipal Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2013 was $121,355,983 and $105,015,692, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$25,610,549
Aggregate unrealized (depreciation) of investment securities	(20,085,526)
Net unrealized appreciation of investment securities	$5,525,023

Cost of investments for tax purposes is $694,352,954.

27                         Invesco Intermediate Term Municipal Income Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	8,661,327	$96,311,914	14,285,975	$160,968,717
Class B	38,937	432,706	76,318	876,029
Class C	7,750,451	86,681,355	6,541,970	73,691,626
Class Y	1,892,815	20,919,791	4,998,960	56,309,850

Issued as reinvestment of dividends:
Class A	398,413	4,379,571	764,168	8,604,015
Class B	8,857	99,409	23,230	266,630
Class C	131,037	1,436,997	162,644	1,829,124
Class Y	182,885	2,009,062	396,451	4,457,187

Automatic conversion of Class B shares to Class A shares:
Class A	35,063	387,001	112,696	1,268,464
Class B	(34,368)	(387,001)	(110,457)	(1,268,464)

Reacquired:
Class A	(8,755,428)	(95,758,589)	(6,374,598)	(71,741,546)
Class B	(121,877)	(1,358,449)	(127,425)	(1,462,526)
Class C	(5,372,814)	(58,534,528)	(1,918,238)	(21,579,321)
Class Y	(2,168,303)	(23,779,893)	(3,355,474)	(37,729,798)
Net increase in share activity	2,646,995	$32,839,346	15,476,220	$174,489,987

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28                         Invesco Intermediate Term Municipal Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Portfolio turnover(b)
Class A
Six months ended 08/31/13	$11.32	$0.17	$(0.71)	$(0.54)	$(0.17)	$10.61	(4.78	)%(c)	$398,100	0.77	%(d)	0.87	%(d)	3.13	%(d)	0.76	%(d)	15%
Year ended 02/28/13	11.20	0.39	0.14	0.53	(0.41)	11.32	4.85	(c)	421,107	0.76		0.89		3.49		0.75		10
Year ended 02/29/12	10.57	0.43	0.62	1.05	(0.42)	11.20	10.18	(c)	318,219	0.76		0.89		3.96		0.75		16
Period ended 02/28/11	11.03	0.19	(0.47)	(0.28)	(0.18)	10.57	(2.57	)(c)	222,214	0.81	(e)	0.91	(e)	4.19	(e)	0.80	(e)	4
Year ended 09/30/10	10.80	0.44	0.21	0.65	(0.42)	11.03	6.24	(c)	270,764	0.83		0.93		4.05		0.82		12
Year ended 09/30/09	10.05	0.42	0.76	1.18	(0.43)	10.80	12.16	(f)	225,086	0.93		1.03		4.16		0.90		23
Year ended 09/30/08	10.59	0.41	(0.55)	(0.14)	(0.40)	10.05	(1.42	)(f)	103,657	1.00		1.10		3.95		0.95		61
Class B
Six months ended 08/31/13	11.55	0.18	(0.73)	(0.55)	(0.18)	10.82	(4.83	)(c)(g)	8,083	0.77	(d)(g)	0.87	(d)(g)	3.13	(d)(g)	0.76	(d)(g)	15
Year ended 02/28/13	11.43	0.40	0.14	0.54	(0.42)	11.55	4.82	(c)(g)	9,881	0.76	(g)	0.89	(g)	3.49	(g)	0.75	(g)	10
Year ended 02/29/12	10.74	0.42	0.64	1.06	(0.37)	11.43	10.02	(c)(g)	11,358	0.93	(g)	1.06	(g)	3.79	(g)	0.92	(g)	16
Period ended 02/28/11	11.20	0.16	(0.47)	(0.31)	(0.15)	10.74	(2.81	)(c)	13,089	1.56	(e)	1.66	(e)	3.44	(e)	1.55	(e)	4
Year ended 09/30/10	10.96	0.36	0.22	0.58	(0.34)	11.20	5.46	(c)	16,362	1.58		1.68		3.30		1.57		12
Year ended 09/30/09	10.19	0.36	0.77	1.13	(0.36)	10.96	11.42	(g)(h)	13,648	1.57	(g)	1.67	(g)	3.53	(g)	1.55	(g)	23
Year ended 09/30/08	10.73	0.41	(0.56)	(0.15)	(0.39)	10.19	(1.45	)(g)(h)	10,519	1.05	(g)	1.15	(g)	3.87	(g)	1.00	(g)	61
Class C
Six months ended 08/31/13	11.31	0.13	(0.72)	(0.59)	(0.13)	10.59	(5.24	)(c)	144,924	1.49	(d)(g)	1.59	(d)(g)	2.41	(d)(g)	1.48	(d)(g)	15
Year ended 02/28/13	11.19	0.31	0.14	0.45	(0.33)	11.31	4.07	(c)	126,310	1.51		1.64		2.74		1.50	(d)	10
Year ended 02/29/12	10.56	0.35	0.62	0.97	(0.34)	11.19	9.37	(c)	71,439	1.51		1.64		3.21		1.50		16
Period ended 02/28/11	11.02	0.15	(0.47)	(0.32)	(0.14)	10.56	(2.88	)(c)	55,088	1.56	(e)	1.66	(e)	3.44	(e)	1.55	(e)	4
Year ended 09/30/10	10.78	0.35	0.23	0.58	(0.34)	11.02	5.53	(c)	61,646	1.58		1.68		3.30		1.57		12
Year ended 09/30/09	10.03	0.34	0.77	1.11	(0.36)	10.78	11.35	(i)	38,649	1.68		1.78		3.41		1.66		23
Year ended 09/30/08	10.57	0.33	(0.55)	(0.22)	(0.32)	10.03	(2.17	)(i)	18,425	1.75		1.85		3.20		1.70		61
Class Y(j)
Six months ended 08/31/13	11.31	0.19	(0.71)	(0.52)	(0.19)	10.60	(4.67	)(c)	149,289	0.52	(d)	0.62	(d)	3.38	(d)	0.51	(d)	15
Year ended 02/28/13	11.19	0.42	0.14	0.56	(0.44)	11.31	5.11	(c)	160,404	0.51		0.64		3.74		0.50		10
Year ended 02/29/12	10.56	0.46	0.62	1.08	(0.45)	11.19	10.45	(c)	135,882	0.51		0.64		4.21		0.50		16
Period ended 02/28/11	11.03	0.20	(0.48)	(0.28)	(0.19)	10.56	(2.56	)(c)	14,096	0.56	(e)	0.66	(e)	4.44	(e)	0.55	(e)	4
Year ended 09/30/10	10.79	0.46	0.23	0.69	(0.45)	11.03	6.56	(c)	9,361	0.58		0.68		4.30		0.57		12
Year ended 09/30/09	10.04	0.45	0.76	1.21	(0.46)	10.79	12.45	(k)	6,598	0.67		0.77		4.49		0.65		23
Year ended 09/30/08	10.59	0.45	(0.58)	(0.13)	(0.42)	10.04	(1.27	)(k)	883	0.73		0.83		4.33		0.69		61

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $202,122,885 and sold of $25,268,549 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Municipal Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $427,630, $9,143, $155,569 and $157,546 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expense to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	On June 1, 2010, Class I shares of Van Kampen Intermediate Term Municipal Income Fund were reorganized into Class Y shares of the Fund.
(k)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

29                         Invesco Intermediate Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/13)	Expenses Paid During Period[2,4]
A	$1,000.00	$952.20	$3.79	$1,021.32	$3.92	0.77%
B	1,000.00	951.70	3.79	1,021.32	3.92	0.77
C	1,000.00	947.60	7.31	1,017.69	7.58	1.49
Y	1,000.00	953.30	2.56	1,022.58	2.65	0.52

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013 through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective July 1, 2013, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class B, Class C and Class Y shares to 0.80%, 1.55%, 1.55% and 0.55% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.81%, 0.81%,1.53% and 0.56% for Class A, Class B, Class C and Class Y shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.99, $3.98, $7.51and $2.76 for Class A, Class B, Class C and Class Y shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.13, $4.13, $7.78 and $2.85 for Class A, Class B, Class C and Class Y shares, respectively.

30                         Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Intermediate Term Municipal Income Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

31                         Invesco Intermediate Term Municipal Income Fund

Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board noted that Invesco Advisers has contractually agreed to limit expenses of the Fund through at least June 30, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco

Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

32                         Invesco Intermediate Term Municipal Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242                 VK-ITMI-SAR-1             Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2013

Invesco Municipal Income Fund Nasdaq: A: VKMMX ¡ B: VMIBX ¡ C: VMICX ¡ Y: VMIIX ¡ Investor: VMINX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
33	Financial Statements
35	Notes to Financial Statements
41	Financial Highlights
42	Fund Expenses
43	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/13 to 8/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-7.07%
Class B Shares	-7.51
Class C Shares	-7.53
Class Y Shares	-6.89
Investor Class Shares	-7.01
Barclays Municipal Bond Index‚(Broad Market/Style-Specific Index)	-5.60

Source(s): ‚Lipper Inc.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns As of 8/31/13, including maximum applicable sales charges

	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
Class A Shares
Inception (8/1/90)	4.79%	4.77%	4.91%
10 Years	3.10	3.10	3.44
5 Years	3.27	3.27	3.64
1 Year	-8.63	-8.63	-3.15

Class B Shares
Inception (8/24/92)	4.05%	4.04%	4.21%
10 Years	2.93	2.93	3.20
5 Years	3.04	3.04	3.33
1 Year	-9.93	-9.93	-4.15

Class C Shares
Inception (8/13/93)	3.24%	3.23%	3.45%
10 Years	2.77	2.77	3.04
5 Years	3.36	3.36	3.57
1 Year	-6.29	-6.29	-2.09

Class Y Shares
Inception (8/12/05)	3.33%	3.33%	3.70%
5 Years	4.43	4.43	4.63
1 Year	-4.31	-4.31	-0.52

Investor Class Shares
10 Years	3.56%	3.56%	3.82%
5 Years	4.18	4.18	4.38
1 Year	-4.49	-4.49	-0.74

Average Annual Total Returns As of 6/30/13, the most recent calendar quarter end, including maximum applicable sales charges
	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
Class A Shares
Inception (8/1/90)	4.96%	4.94%	5.04%
10 Years	3.10	3.09	3.40
5 Years	3.87	3.87	4.09
1 Year	-4.01	-4.01	-0.51

Class B Shares
Inception (8/24/92)	4.24%	4.22%	4.35%
10 Years	2.92	2.92	3.16
5 Years	3.66	3.66	3.80
1 Year	-5.31	-5.31	-1.51

Class C Shares
Inception (8/13/93)	3.43%	3.43%	3.59%
10 Years	2.77	2.76	3.01
5 Years	3.99	3.99	4.04
1 Year	-1.48	-1.48	0.67

Class Y Shares
Inception (8/12/05)	3.78%	3.77%	4.03%
5 Years	5.02	5.02	5.08
1 Year	0.43	0.43	2.20

Investor Class Shares
10 Years	3.54%	3.54%	3.77%
5 Years	4.78	4.78	4.83
1 Year	0.25	0.25	1.99

2                Invesco Municipal Income Fund

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Municipal Income Fund (renamed Invesco Municipal Income Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

Investor Class shares incepted on July 15, 2013. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 0.87%, 1.62%, 1.62%, 0.62% and 0.78%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

3                Invesco Municipal Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■  Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco Municipal Income Fund

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.07%
Alabama–0.77%
Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/36	$1,000	$1,027,080
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS–AGC)(a)	6.00%	06/01/39	1,000	1,112,880
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB(b)	5.20%	06/01/25	2,500	2,501,025
Houston (County of) Health Care Authority; Series 2006 A, RB (INS–AMBAC)(a)	5.25%	10/01/30	3,670	3,398,457
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	900	730,782
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	4,100	4,391,305
University of Alabama Board of Trustees; Series 2008 A, Hospital RB	5.75%	09/01/22	3,000	3,307,080
University of Alabama; Series 2004 A, General RB(c)	5.00%	07/01/29	1,000	1,017,700
				17,486,309

Alaska–1.25%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/40	1,250	1,191,162
Series 2011 A, RB	5.50%	10/01/41	3,000	3,092,580
Alaska (State of) International Airports System;
Series 2006 B, Ref. RB (INS–NATL)(a)	5.00%	10/01/24	6,525	6,933,139
Series 2006 D, Ref. RB (INS–NATL)(a)	5.00%	10/01/24	9,570	10,107,930
Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.75%	09/01/33	200	219,114
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS–AGC)(a)	6.00%	09/01/28	5,000	5,767,950
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS–AGC)(a)	5.38%	06/01/28	1,025	1,029,418
				28,341,293

Arizona–2.85%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS–BHAC)(a)	5.50%	01/01/38	5,000	5,158,900
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/39	5,000	4,927,450
Arizona (State of);
Series 2008 A, COP (INS–AGM)(a)	5.00%	09/01/24	2,375	2,464,015
Series 2008 A, COP (INS–AGM)(a)	5.00%	09/01/26	2,420	2,476,410
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,655	1,570,744
Series 2005 B, Ref. Hospital RB	5.25%	12/01/23	3,250	3,322,930
Series 2005 B, Ref. Hospital RB	5.25%	12/01/25	2,250	2,282,557
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	950,370
Series 2010, RB	5.13%	05/15/40	2,150	2,034,760
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(a)	5.25%	01/01/32	1,665	1,657,125
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/39	1,000	1,022,960
Maricopa County Pollution Control Corp. (Arizona Public Service Co.–Palo Verde); Series 2009 A, Ref. PCR(d)	6.00%	05/01/14	1,000	1,031,580
Navajo County Pollution Control Corp.;
Series 2009 C, PCR(d)	5.50%	06/01/14	1,000	1,034,640
Series 2009 E, PCR(d)	5.75%	06/01/16	1,000	1,108,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	$600	$503,634
Series 2009, Education RB	7.13%	01/01/45	570	478,601
Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, Education RB	6.30%	07/01/42	1,000	943,770
Series 2012, Education RB	6.40%	07/01/47	400	377,264
Phoenix (City of) Industrial Development Authority (Rowan University);
Series 2012, Lease RB	5.00%	06/01/42	5,000	4,627,000
Series 2012, Lease RB	5.25%	06/01/34	3,000	2,943,990
Phoenix Civic Improvement Corp.;
Series 2004, Jr. Lien Wastewater System RB (INS–NATL)(a)	5.00%	07/01/27	2,000	2,050,880
Series 2008 B, Sr. Lien Airport RB(b)	5.25%	07/01/19	1,000	1,124,530
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2007, Water & Wastewater RB(b)	6.55%	12/01/37	1,600	1,592,096
Series 2008, Water & Wastewater RB(b)	6.38%	12/01/18	719	728,167
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,925	1,813,677
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/41	2,000	2,018,400
Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB	6.00%	12/01/23	550	590,431
Series 2008, Electrical System RB	6.00%	12/01/28	740	767,698
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB(e)	5.00%	01/01/25	3,000	3,238,830
Series 2009 A, Electric System RB(e)	5.00%	01/01/28	2,000	2,114,140
University Medical Center Corp.; Series 2009, Hospital RB	6.00%	07/01/24	1,250	1,356,562
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds(f)	6.00%	07/15/27	2,000	2,025,100
Series 2013 B, Unlimited Tax GO Bonds(f)	5.70%	07/15/29	775	749,045
Series 2013 B, Unlimited Tax GO Bonds(f)	6.00%	07/15/33	710	688,331
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/25	1,000	1,082,730
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	500	536,195
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS–SGI)(a)	5.00%	07/01/24	1,000	1,030,550
				64,424,762

Arkansas–0.15%
Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS–AGM)(a)	5.00%	03/01/34	1,825	1,865,479
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds	4.60%	03/01/24	1,495	1,596,645
				3,462,124

California–11.44%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,000	2,060,840
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS–AGM)(a)	5.00%	12/01/25	4,535	4,797,531
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	735	777,027
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS–SGI)(a)	5.25%	09/01/35	3,780	3,335,434
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/26	3,180	1,818,038
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/31	40	15,914
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS–NATL)(a)	6.00%	04/01/22	2,000	2,261,340
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB(b)(e)	4.95%	12/01/37	9,585	9,243,295
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	5,000	5,342,500
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS–AGM)(a)	5.25%	07/01/38	500	479,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB(c)(d)	5.50%	02/01/20	$1,000	$1,193,220
California (State of) Housing Finance Agency;
Series 1983 B, Home Mortgage CAB RB (CEP–FHA)(g)	0.00%	08/01/15	10	9,030
Series 2008 K, Home Mortgage RB(b)	5.30%	08/01/23	1,835	1,829,789
Series 2008 K, Home Mortgage RB(b)	5.45%	08/01/28	4,000	3,972,400
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB	5.00%	01/01/28	1,525	1,477,862
Series 2011, RB	5.75%	01/01/33	450	477,783
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(b)(f)	5.00%	07/01/30	3,160	2,716,557
Series 2012, Water Furnishing RB(b)(f)	5.00%	07/01/37	6,955	5,648,364
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	2,000	1,776,440
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	4,882,000
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,131,750
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS–Cal-Mortgage)(a)	5.75%	08/15/38	500	512,640
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	7,000	6,970,110
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP–FHA)	6.25%	08/01/24	1,730	2,036,020
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB(c)	5.25%	10/01/24	3,920	3,972,998
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	500	554,745
Series 2009, Senior Living RB	6.63%	11/15/24	2,000	2,172,700
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	3,500	4,245,780
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	250	258,688
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	5,000	4,984,800
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	5,000	5,014,350
Capistrano Unified School District; Series 2005, Community Facilities Special Tax RB (INS–NATL)(a)	5.00%	09/01/25	5,000	5,010,850
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	08/01/29	1,585	671,311
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/39	1,000	210,800
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS–AMBAC)(a)	6.70%	08/01/21	425	497,747
El Centro (City of) Financing Authority; Series 2006 A, Wastewater RB (INS–AGM)(a)	5.00%	10/01/26	2,000	2,090,740
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/32	5,030	1,680,322
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/33	4,185	1,314,257
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS–AMBAC)(a)	5.00%	09/01/28	1,000	966,210
Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS–NATL)(a)(g)	0.00%	01/15/17	3,000	2,478,000
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,377,360
Golden West Schools Financing Authority; Series 1999 A, Ref. RB (INS–NATL)(a)	5.75%	08/01/19	265	301,901
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS–AGM)(a)	5.00%	08/01/26	2,000	2,117,920
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/34	1,500	431,115
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	2,097,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/33	$5,000	$5,613,900
Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB(e)	5.25%	07/01/38	2,000	2,050,180
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,549,080
Los Angeles Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO Bonds (INS–AMBAC)(a)	4.50%	07/01/26	2,000	2,101,800
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	3,000	3,117,870
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(g)	0.00%	08/01/35	3,260	847,763
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS–AGM)(a)	5.63%	10/01/34	1,500	1,562,970
Oakland (Port of);
Series 2007 A, Ref. Intermediate Lien RB (INS–NATL)(a)(b)	5.00%	11/01/29	4,000	4,023,640
Series 2012 P, Ref. Sr. Lien RB(b)	5.00%	05/01/26	4,000	4,076,840
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/33	775	800,017
Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.00%	08/01/26	1,080	1,095,692
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/37	1,170	266,596
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/38	4,770	1,016,773
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/39	5,010	1,001,198
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/40	5,260	937,648
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/41	5,520	917,921
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS–AGM)(a)	5.50%	08/01/31	2,420	2,622,360
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/35	1,500	414,705
Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS–AMBAC)(a)	5.00%	09/01/35	5,000	4,549,700
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	07/01/25	1,415	1,507,315
Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.13%	08/01/37	2,000	2,026,000
Regents of the University of California;
Series 2009 O, General RB	5.25%	05/15/39	500	517,235
Series 2009 O, General RB(e)	5.75%	05/15/23	5,570	6,528,430
Series 2009 O, General RB(e)	5.75%	05/15/25	8,205	9,602,147
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	2,748,425
Riverside (City of); Series 2008 D, Electric RB (INS–AGM)(a)	5.00%	10/01/38	6,335	6,454,225
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/44	2,500	2,429,550
Sacramento (County of);
Series 2009 B, Sr. Airport System RB (INS–AGC)(a)	5.50%	07/01/34	1,500	1,604,355
Series 2010, Sr. Airport System RB	5.00%	07/01/40	4,300	4,110,155
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds(c)(d)	6.50%	08/01/18	525	651,126
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/20	1,000	1,049,130
Series 2011, RB	6.50%	12/01/21	2,000	2,131,720
Series 2011, RB	6.50%	12/01/22	2,000	2,118,120
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(e)	5.25%	08/01/33	7,500	8,143,425
San Diego Unified School District; Series 2012 R-1, Unlimited Tax CAB GO Bonds(g)	0.00%	07/01/30	10,000	3,946,100
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(b)	5.00%	05/01/23	10,000	10,732,000
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	1,000	1,069,380
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/31	1,500	1,575,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Jose (City of);
Series 2011 A-1, Airport RB(b)	5.25%	03/01/26	$2,730	$2,872,834
Series 2011 A-1, Airport RB(b)	6.25%	03/01/34	2,500	2,695,125
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS–AMBAC)(a)	5.00%	10/01/31	5,140	4,802,919
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/29	2,530	2,478,186
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS–AMBAC)(a)	5.00%	08/15/27	5,380	5,297,579
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2005 A, Ref. RB (INS–AMBAC)(a)	5.00%	10/01/35	2,000	1,769,160
Southern California Metropolitan Water District; Series 2005 A, RB (INS–AGM)(a)	5.00%	07/01/35	2,000	2,043,600
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS–AMBAC)(a)(h)	9.68%	07/01/15	9,000	9,789,480
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/26	1,250	667,538
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,208,980
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	08/01/27	7,865	3,543,890
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS–AGC)(a)	5.50%	09/01/34	1,000	1,032,980
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	08/01/24	3,570	2,192,087
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS–AGC)(a)	5.00%	09/01/33	1,500	1,505,385
				258,626,302

Colorado–2.65%
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS–AGC)(a)	5.00%	06/01/37	1,070	1,046,631
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	959,050
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/41	2,650	2,680,978
Series 2010, Private Activity RB	6.50%	01/15/30	2,400	2,551,176
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, Water Resource RB (INS–AGC)(a)	5.13%	12/01/30	400	414,240
Series 2009 A, Water Resource RB (INS–AGC)(a)	5.25%	12/01/38	525	530,833
Colorado Springs (City of);
Series 2002, Hospital RB(c)(d)	5.25%	12/15/18	3,530	4,187,745
Series 2002, Hospital RB(c)(d)	5.25%	12/15/18	3,375	4,003,864
Series 2010 D-1, Utilities System RB	5.25%	11/15/33	1,000	1,069,150
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds(e)	5.00%	08/01/24	6,000	6,747,240
Series 2008, Unlimited Tax GO Bonds(e)	5.00%	08/01/25	1,500	1,658,340
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(a)	5.00%	12/01/35	5,680	5,523,516
Denver (City of) Health & Hospital Authority; Series 2004 A, Ref. Health Care RB(c)(d)	6.25%	12/01/14	750	805,673
Denver (City of) Urban Renewal Authority (Stapleton); Series 2013 A-1, Sr. Tax Increment Allocation RB	5.00%	12/01/22	5,000	5,456,550
E-470 Public Highway Authority; Series 1997 B, Sr. CAB RB (INS–NATL)(a)(g)	0.00%	09/01/14	20,000	19,634,400
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	500	447,550
Telluride (Town of); Series 2010, Ref. Excise Tax RB (INS–AGM)(a)	5.00%	12/01/36	1,000	1,020,030
University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,075	1,184,510
				59,921,476

Connecticut–0.99%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(a)(b)	6.60%	07/01/24	1,000	1,002,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(b)	5.50%	04/01/21	$3,000	$3,279,630
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB	5.00%	07/01/26	1,000	1,021,720
Series 2011 A, RB	5.00%	07/01/41	5,700	5,432,271
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University);
Series 2007 J, RB (INS–NATL)(a)	5.75%	07/01/33	1,000	1,095,010
Series 2007 K-2, RB (INS–NATL)(a)	5.00%	07/01/23	1,100	1,207,140
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	5,000	5,021,800
Hamden (Town of) (Whitney Center);
Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	90	90,022
Series 2009 C, RB(d)	7.25%	01/01/16	1,000	1,013,410
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,231,240
				22,394,983

Delaware–0.08%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	1,050	1,079,704
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	630	641,498
				1,721,202

District of Columbia–2.12%
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	2,980	2,990,549
Series 2011, RB	6.63%	03/01/41	1,100	1,113,585
District of Columbia (National Public Radio, Inc.); Series 2010 A, RB(c)(d)	5.00%	04/01/15	1,205	1,292,158
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,200	2,339,744
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (INS–AGM)(a)	5.50%	10/01/41	4,000	4,241,920
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(a)	5.00%	02/01/31	12,000	11,699,880
Series 2009 A, Sec. Income Tax RB(e)	5.00%	12/01/23	10,715	11,908,651
Series 2009 A, Sec. Income Tax RB(e)	5.25%	12/01/27	6,860	7,537,837
Series 2009 B, Ref. Sec. Income Tax RB(e)	5.00%	12/01/24	4,285	4,728,712
				47,853,036

Florida–5.96%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	973,280
Series 2007, IDR	5.88%	11/15/36	1,000	811,700
Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,603,965
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	3,000	3,280,200
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/20	2,515	2,749,901
Crossings at Fleming Island Community Development District; Series 2000 B, Ref. Special Assessment RB (INS–NATL)(a)	5.80%	05/01/16	575	576,357
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(a)	5.95%	07/01/20	440	459,699
Florida (State of) Board of Education; Series 2007 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	4,143,562
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB(e)	5.00%	07/01/26	1,305	1,411,880
Series 2008 A, Ref. Turnpike RB(e)	5.00%	07/01/27	1,325	1,441,176
Series 2008 A, Ref. Turnpike RB(e)	5.00%	07/01/28	1,440	1,543,075
Series 2008 A, Ref. Turnpike RB(e)	5.00%	07/01/32	2,500	2,627,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College);
Series 2010, RB	4.75%	12/01/30	$2,000	$1,974,360
Series 2010, RB	5.00%	12/01/37	2,250	2,224,890
Florida (State of) Mid-Bay Bridge Authority;
Series 1991 A, RB(c)	6.88%	10/01/22	2,500	3,229,625
Series 2008 A, Ref. RB (INS–AGC)(a)	5.00%	10/01/27	1,840	1,846,054
Florida Housing Finance Corp. (Homeowner Mortgage);
Series 2008 1, RB (CEP–GNMA)(b)	5.80%	07/01/28	870	896,735
Series 2008 1, RB (CEP–GNMA)(b)	6.00%	07/01/39	525	541,842
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB(c)(d)	5.25%	11/15/16	100	113,870
Series 2006 C, RB	5.25%	11/15/36	3,900	4,014,504
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS–AGC)(a)(b)	5.38%	10/01/33	2,500	2,579,550
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	6,500	6,257,420
Miami (City of); Series 2009, Ref. Parking System RB (INS–AGC)(a)	5.00%	10/01/34	500	491,660
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/29	1,000	1,056,570
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS–AGC)(a)	5.63%	06/01/34	1,000	1,013,620
Series 2009, Public Facilities RB (INS–AGC)(a)	5.75%	06/01/39	775	786,687
Miami-Dade (County of) (Miami International Airport);
Series 2005, Aviation RB (INS–AGC)(a)(b)	5.00%	10/01/38	16,100	15,219,974
Series 2010 A, Aviation RB	5.38%	10/01/35	3,105	3,156,015
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS–BHAC)(a)	5.50%	04/01/38	4,000	4,173,960
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS–AGM)(a)	5.00%	07/01/35	3,350	3,357,470
Miami-Dade (County of) School Board; Series 2008 B, COP (INS–AGC)(a)	5.25%	05/01/26	5,000	5,204,950
Miami-Dade (County of);
Series 2005 B, Sub. Special Obligation RB (INS–NATL)(a)	5.00%	10/01/35	2,500	2,486,650
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS–AGC)(a)	5.75%	10/01/39	550	573,144
Series 2010, Water & Sewer System RB (INS–AGM)(a)	5.00%	10/01/39	4,500	4,454,505
Series 2010 B, Aviation RB (INS–AGM)(a)	5.00%	10/01/35	1,205	1,185,949
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(a)	5.00%	10/01/35	3,800	3,695,842
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS–AGM)(a)	5.00%	07/01/30	625	625,137
Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB	5.25%	11/15/17	1,880	1,976,388
Series 2007, RB	5.88%	11/15/37	800	784,728
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS–AGC)(a)	5.00%	09/01/35	1,500	1,510,545
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(d)	5.35%	05/01/18	5,200	5,910,476
Reunion East Community Development District; Series 2005, Special Assessment RB(i)	5.80%	05/01/36	490	291,011
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB(f)	5.25%	10/01/27	3,500	3,613,715
Series 2007 A, Special Obligation RB(f)	5.75%	10/01/22	500	530,055
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,310	1,121,858
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB(e)	5.00%	08/15/42	18,000	17,051,940
Sunrise (City of);
Series 1998, Ref. Utility System RB(c)(d)	5.20%	10/01/20	1,725	2,038,726
Series 1998, Ref. Utility System RB (INS–AMBAC)(a)	5.00%	10/01/28	1,150	1,176,887
Series 1998, Ref. Utility System RB (INS–AMBAC)(a)	5.20%	10/01/22	2,275	2,460,026
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(a)	6.00%	10/01/29	3,000	3,460,590
				134,710,398

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–2.31%
Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS–AGC)(a)	5.25%	06/01/34	$1,000	$1,022,310
Atlanta (City of) (Atlantic Station);
Series 2007, Ref. Tax Allocation RB (INS–AGC)(a)	5.25%	12/01/21	1,370	1,440,459
Series 2007, Ref. Tax Allocation RB (INS–AGC)(a)	5.25%	12/01/22	1,000	1,045,980
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	4,810	5,476,233
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,625,050
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(a)	5.00%	01/01/33	4,000	4,050,200
Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(a)	5.00%	01/01/34	3,000	3,016,050
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,000	1,146,300
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,000	1,134,560
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.25%	11/01/34	1,500	1,532,355
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.38%	11/01/39	1,500	1,520,700
Series 2010 C, Ref. General Airport RB	5.25%	01/01/30	1,500	1,550,595
Series 2010 C, Ref. General Airport RB	6.00%	01/01/30	1,000	1,107,910
Series 2010 C, Ref. General Airport RB (INS–AGM)(a)	5.25%	01/01/30	1,500	1,556,250
Augusta (City of); Series 2004, Water & Sewerage RB (INS–AGM)(a)	5.25%	10/01/39	3,000	3,099,750
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	600	682,422
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	737,219
Georgia (State of) Municipal Electric Authority;
Series 1998 Y, Power RB(c)(d)	6.50%	01/01/14	145	148,084
Series 1998 Y, Power RB(c)	6.50%	01/01/17	410	435,707
Series 1998 Y, Power RB (INS–NATL)(a)	6.50%	01/01/17	9,445	10,262,937
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(a)	5.50%	07/01/34	1,000	1,019,140
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	2,001,940
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS–AGC)(a)	6.38%	08/01/29	2,135	2,297,623
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,531,695
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS–AGC)(a)	5.50%	06/15/35	1,020	1,056,108
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	749,948
				52,247,525

Guam–0.05%
Guam (Territory of) Power Authority; Series 2010 A, RB (INS–AGM)(a)	5.00%	10/01/37	1,100	1,075,844

Hawaii–0.65%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,138,600
Hawaii (State of) Department of Budget & Finance;
Series 2009 C-1, Special Purpose Senior Living RB	7.50%	11/15/15	875	876,969
Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/32	1,500	1,455,300
Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/37	1,250	1,199,475
Honolulu (City & County of);
Series 2009 A, Unlimited Tax GO Bonds(e)	5.25%	04/01/29	4,120	4,365,222
Series 2011 A, Unlimited Tax GO Bonds	5.25%	08/01/33	2,000	2,147,140
Series 2011 A, Unlimited Tax GO Bonds	5.25%	08/01/34	2,355	2,521,687
				14,704,393

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–0.68%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	$1,000	$1,106,780
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	6.13%	12/01/28	655	741,506
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	575	542,420
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS–AGC)(a)	5.25%	07/15/23	4,230	4,659,303
Series 2008 A, Grant & RAB (INS–AGC)(a)	5.25%	07/15/24	3,485	3,786,766
Idaho (State of) Housing & Finance Association;
Series 2008 A, Class I, Single Family Mortgage RB(b)	5.75%	07/01/39	10	10,018
Series 2008 A, Class II, Single Family Mortgage RB(b)	5.85%	07/01/36	1,320	1,324,237
Series 2008 A, Class III, Single Family Mortgage RB(b)	5.70%	07/01/28	3,130	3,179,423
				15,350,453

Illinois–13.05%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	2,250	2,074,163
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	1,111,770
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS–Radian)(a)	5.13%	11/01/37	3,755	3,312,173
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP–GNMA)(b)	6.13%	02/20/42	1,450	1,451,015
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	460	339,117
Chicago (City of) (Midway Airport);
Series 2004 B, Ref. Second Lien RB (INS–AMBAC)(a)	5.00%	01/01/21	5,925	6,211,533
Series 2004 B, Ref. Second Lien RB (INS–AMBAC)(a)	5.00%	01/01/22	6,220	6,520,799
Chicago (City of) (O’Hare International Airport);
Series 2003 E, Ref. Third Lien General Airport RB (INS–AGC)(a)	5.00%	01/01/34	5,000	4,993,350
Series 2003 E, Ref. Third Lien General Airport RB (INS–AGC)(a)	5.25%	01/01/21	2,840	2,880,896
Series 2003 E, Ref. Third Lien General Airport RB (INS–AGC)(a)	5.25%	01/01/23	3,120	3,164,273
Series 2003 E, Ref. Third Lien General Airport RB (INS–AGC)(a)	5.25%	01/01/24	1,430	1,449,462
Series 2004 A, Ref. Third Lien General Airport RB (INS–AGC)(a)	5.00%	01/01/29	1,000	1,010,950
Series 2005 A, Third Lien General Airport RB (INS–AGC)(a)	5.25%	01/01/24	6,000	6,172,380
Series 2005 A, Third Lien General Airport RB (INS–AGC)(a)	5.25%	01/01/26	3,855	3,945,246
Series 2005 A, Third Lien General Airport RB (INS–NATL)(a)	5.25%	01/01/24	5,000	5,314,650
Series 2008 A, Third Lien General Airport RB (INS–AGM)(a)(e)	5.00%	01/01/33	3,000	3,013,710
Series 2012 B, Ref. Sr. Lien General Airport RB(b)	5.00%	01/01/30	5,000	4,805,350
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	3,388	3,386,340
Chicago (City of) (San Drain & Ship Canal); Series 1997 A, Tax Increment Allocation RB	7.75%	01/01/14	245	245,791
Chicago (City of) Board of Education (School Reform);
Series 1998 B-1, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	12/01/19	2,845	2,235,459
Series 1999 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	12/01/19	1,500	1,178,625
Series 1999 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	12/01/25	1,020	535,031
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds(e)	5.00%	12/01/24	15,000	16,228,050
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/33	1,270	1,348,308
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/25	4,840	4,988,927
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(e)	5.25%	12/01/36	12,000	12,070,800
Chicago (City of);
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS–NATL)(a)	5.38%	01/01/17	2,000	2,176,900
Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.63%	01/01/39	145	144,308
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(e)	5.25%	01/01/24	4,200	4,282,782
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(e)	5.25%	01/01/25	4,400	4,425,080
Series 2011, COP	7.13%	05/01/21	2,800	3,003,980
Series 2011 A, Sales Tax RB	5.00%	01/01/41	1,000	986,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Cook County School District No. 100 (Berwyn South);
Series 1997, Unlimited Tax GO Bonds (INS–AGM)(a)	8.10%	12/01/16	$345	$411,661
Series 1997, Unlimited Tax GO Bonds (INS–AGM)(a)	8.20%	12/01/14	290	315,030
Cook County School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/17	2,605	2,452,321
Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/18	2,995	2,597,144
Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/20	4,050	3,132,473
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/26	2,600	2,685,176
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/27	990	1,037,352
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB(i)	5.38%	03/01/16	1,000	344,340
Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS–AGC)(a)	5.10%	03/01/29	3,000	3,010,320
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS–NATL)(a)	5.85%	07/01/19	1,750	1,756,860
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.50%	11/01/38	1,000	1,120,010
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,611,650
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/32	1,000	1,072,870
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB(c)	6.25%	04/15/22	1,000	1,216,550
Series 1992 C, RB(c)	6.25%	04/15/22	1,150	1,419,813
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB(i)	5.50%	08/15/18	1,000	8,310
Series 2008 A, Ref. RB(i)	6.00%	08/15/22	250	2,078
Series 2008 A, Ref. RB(i)	6.13%	08/15/28	1,500	12,465
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	6,500	6,268,795
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/22	2,335	2,242,394
Series 2012, Ref. RB	5.50%	05/15/27	2,250	2,149,695
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(e)	5.38%	08/15/24	1,000	1,095,980
Series 2009 A, RB(e)	5.75%	08/15/30	2,000	2,183,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,500	1,482,525
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB (INS–AGM)(a)	5.50%	05/15/24	12,000	12,786,840
Series 1999 B, RB (INS–AGM)(a)	5.00%	05/15/17	5,100	5,574,963
Series 1999 B, RB (INS–AGM)(a)	5.00%	05/15/18	5,050	5,546,112
Series 1999 B, RB (INS–AGM)(a)	5.25%	05/15/29	3,000	3,041,550
Series 2009, Ref. RB	6.13%	05/15/25	2,870	3,101,896
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	2,000	2,110,560
Illinois (State of) Finance Authority (Robert Morris College);
Series 2000, RB (INS–NATL)(a)	5.75%	06/01/20	1,305	1,307,127
Series 2000, RB (INS–NATL)(a)	5.80%	06/01/30	1,000	1,000,110
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.40%	04/01/27	1,000	1,000,430
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	4,500	5,251,590
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,500	3,582,775
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,745	2,963,584
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS–AGM)(a)	5.38%	03/01/35	1,000	1,005,440
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/34	1,000	1,043,720
Series 2011 A, RB	6.00%	08/15/41	4,000	4,220,920
Series 2011 A, RB (INS–AGM)(a)	6.00%	08/15/41	650	681,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 B, Ref. Conv. CAB RB (INS–NATL)(a)(j)	5.65%	06/15/22	$20,000	$17,578,400
Series 2002 B, Ref. RB (INS–NATL)(a)	5.40%	06/15/19	9,250	10,276,565
Series 2012 A, RB	5.00%	06/15/42	3,500	3,426,500
Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (INS–NATL)(a)	5.00%	02/01/26	4,000	4,218,040
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(e)	5.00%	01/01/38	8,000	7,737,040
Illinois (State of);
Series 1991, Civic Center RB (INS–AMBAC)(a)	6.25%	12/15/20	3,195	3,562,553
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/31	4,000	3,830,000
Lake County Community Consolidated School District No. 50 (Woodland); Series 2000 B, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/14	1,200	1,195,248
Lake County Community Unit School District No. 60 (Waukegan);
Series 1999 A, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/17	2,875	2,706,496
Series 1999 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	12/01/17	3,915	3,524,870
McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	01/01/17	3,000	2,739,630
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	3,820	3,985,177
McHenry County Community High School District No. 154 (Marengo); Series 2001, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	01/01/16	1,330	1,289,142
Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(a)	5.25%	04/01/28	2,000	2,044,560
Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(a)	5.50%	04/01/26	2,000	2,105,860
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(i)	5.80%	03/01/37	1,500	601,320
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	1,000	1,113,350
Series 2010, RB	6.00%	06/01/28	10,000	10,775,100
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	958	678,005
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/36	1,000	1,000,260
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	535	416,342
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(b)	7.00%	12/01/42	415	390,942
				295,050,915

Indiana–1.98%
Carmel (City of) (Barrington Carmel); Series 2012 C-2, TEMPS-65SM RB	5.25%	11/15/18	2,500	2,402,925
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	531,740
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	11,000	10,708,170
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,220	1,136,918
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,500	2,252,525
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	05/15/41	2,000	1,961,200
Indiana (State of) Municipal Power Agency;
Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	226,082
Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,341,940
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB(b)	5.10%	01/15/17	1,500	1,652,010
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS–AMBAC)(a)(b)	5.00%	01/01/18	500	546,260
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS–AGC)(a)	5.25%	01/01/29	1,000	1,037,570
Indianapolis Local Public Improvement Bond Bank; Series 1992 D, RB(c)	6.75%	02/01/14	130	133,429
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS–AGM)(a)	5.25%	01/15/27	2,815	2,972,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB	5.25%	08/01/25	$1,570	$1,710,986
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS–NATL)(a)	5.40%	08/01/17	9,850	11,035,152
Rockville School Building Corp.; Series 2006, First Mortgage RB (INS–AGM)(a)	5.00%	07/15/26	1,000	1,014,780
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB(g)	0.00%	06/30/14	130	122,399
Series 1997 B, Tax Increment Allocation CAB RB(g)	0.00%	06/30/15	130	113,350
Series 1997 B, Tax Increment Allocation CAB RB(g)	0.00%	06/30/16	135	109,014
Series 1997 B, Tax Increment Allocation CAB RB(g)	0.00%	06/30/17	225	168,248
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(f)	5.50%	09/01/27	1,500	1,506,930
				44,683,902

Iowa–2.38%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/34	1,860	1,904,287
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB	5.25%	06/15/36	7,000	6,876,170
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,017,760
Series 2011, Hospital RB	5.63%	06/15/31	1,500	1,536,390
Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	993,521
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(e)(k)	5.00%	06/01/25	5,815	6,451,335
Series 2009 A, Special Obligation RB(e)(k)	5.00%	06/01/26	4,360	4,763,431
Series 2009 A, Special Obligation RB(e)(k)	5.00%	06/01/27	9,300	10,116,168
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	5,100	4,101,216
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005, Health Facilities RB (INS–AGC)(a)	5.25%	02/15/29	2,000	2,062,560
Series 2008 A, Health Facilities RB (INS–AGC)(a)	5.25%	08/15/29	1,500	1,550,670
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,960	1,749,594
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(b)	5.70%	12/01/27	9,050	9,517,070
Washington (County of) Hospital; Series 2006, Hospital RB	5.50%	07/01/32	1,275	1,211,110
				53,851,282

Kansas–0.40%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,500	1,592,025
Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, Health Facilities RB	5.00%	03/01/34	1,000	979,280
Series 2011 H, Health Facilities RB	5.13%	03/01/39	2,000	1,949,980
Series 2011 H, Health Facilities RB	5.38%	03/01/29	1,000	1,037,730
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,435,920
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (INS–BHAC)(a)	5.00%	09/01/29	2,000	2,100,940
				9,095,875

Kentucky–1.16%
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.38%	08/15/24	3,000	3,273,510
Series 2009 A, Hospital RB	5.63%	08/15/27	1,000	1,060,990
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS–AGC)(a)	6.00%	12/01/33	5,070	5,182,757
Subseries 2008 A-1, RB (INS–AGC)(a)	6.00%	12/01/38	4,000	4,083,920
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	3,200	3,324,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/28	$3,000	$3,198,450
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(a)	5.25%	10/01/35	6,000	6,175,380
				26,299,231

Louisiana–2.54%
Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/34	550	549,978
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS–Connie Lee)(a)	6.50%	12/01/18	5,530	5,684,895
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB	5.25%	02/01/34	1,550	1,628,864
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	2,000	2,066,220
Series 2011 A, Ref. Hospital RB (INS–AGM)(a)	5.38%	01/01/31	400	398,184
Series 2011 A, Ref. Hospital RB (INS–AGM)(a)	6.00%	01/01/39	1,000	1,040,470
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS–AGM)(a)	5.00%	10/01/25	1,000	1,047,620
Lafayette (City of); Series 2004, Utilities RB(c)(d)	5.25%	11/01/14	7,500	7,939,575
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(i)	5.25%	07/01/17	1,364	537,825
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program);
Series 2000, RB (INS–ACA)(a)	6.55%	09/01/25	4,860	5,099,112
Series 2000 A, RB (INS–AMBAC)(a)	6.30%	07/01/30	1,780	1,794,543
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,049,300
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS–AGC)(a)	5.50%	02/01/39	1,500	1,546,500
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,698,688
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,063,598
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(c)(d)	5.50%	05/15/26	1,010	1,187,053
Louisiana (State of); Series 2006 A, Gas & Fuels Tax RB (INS–AGC)(a)	5.00%	05/01/28	2,500	2,558,750
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	6.00%	01/01/23	2,000	2,239,280
Regional Transit Authority; Series 2010, Sales Tax RB (INS–AGM)(a)	5.00%	12/01/30	2,580	2,649,247
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	5,000	4,849,300
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS–AGM)(a)	5.00%	04/01/31	2,645	2,681,554
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/35	8,500	8,036,410
				57,346,966

Maryland–1.43%
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,033,960
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,000	1,926,520
Maryland (State of) Community Development Administration; Series 2007, RB(b)	5.05%	09/01/32	2,105	2,107,336
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.13%	01/01/36	4,000	4,237,680
Series 2011 A, RB	6.25%	01/01/31	3,175	3,387,979
Maryland (State of) Health & Higher Educational Facilities Authority (Carroll Hospital); Series 2012 A, RB	5.00%	07/01/37	1,500	1,426,725
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	4,250	4,426,417
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/41	1,000	1,062,430
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2004, Ref. RB	5.50%	08/15/33	3,000	3,077,730
Series 2011, RB	5.00%	08/15/41	5,000	4,723,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	$2,000	$2,321,140
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,460	1,463,329
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,030	1,056,564
				32,251,110

Massachusetts–2.65%
Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS–NATL)(a)	5.25%	11/01/19	4,900	5,468,008
Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	1,000	1,064,350
Massachusetts (State of) Development Finance Agency (Boston University);
Series 1999 P, RB	6.00%	05/15/59	5,500	5,876,640
Series 2013 U-1, Floating Rate RB(d)(l)	0.64%	03/30/17	4,000	3,994,033
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS–NATL)(a)	5.38%	02/01/27	2,000	2,109,400
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(c)(d)	5.75%	05/01/19	2,000	2,415,020
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(e)	5.50%	11/15/36	20,955	23,180,421
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS–AGM)(a)	5.25%	07/01/33	750	769,808
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/17	732	711,670
Series 2011 A-1, RB	6.25%	11/15/39	1,692	1,350,026
Series 2011 A-2, RB	5.50%	11/15/46	128	88,476
Series 2011 B, CAB RB(g)	0.00%	11/15/56	637	3,558
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB(e)	5.50%	07/01/36	6,680	7,364,633
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	1,900	1,761,813
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,088,680
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	1,000	1,016,140
Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB(b)	5.10%	12/01/27	1,685	1,720,604
				59,983,280

Michigan–0.73%
Detroit (City of);
Series 2003 B, Sr. Lien Sewage Disposal System RB (INS–AGM)(a)	7.50%	07/01/33	5,750	6,218,337
Series 2006 B, Second Lien Water Supply System RB (INS–AGM)(a)	6.25%	07/01/36	1,000	1,006,000
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB(d)	5.25%	01/15/14	650	661,681
Series 2008 A, RB(d)	5.50%	01/15/15	375	398,576
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/29	500	501,960
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(b)	7.50%	01/01/21	1,345	1,251,496
Wayne (County of) Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(b)	5.00%	12/01/32	1,500	1,408,095
Series 2012 B, RB(b)	5.00%	12/01/37	1,500	1,366,455
Series 2012 D, Ref. RB(b)	5.00%	12/01/28	2,500	2,452,750
Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,358,087
				16,623,437

Minnesota–0.91%
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	1,000	713,990
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.75%	11/15/32	3,000	3,433,650
Series 2008 B, Health Care System RB (INS–AGC)(a)	6.50%	11/15/38	5,275	6,040,086
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	2,000	1,921,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	5.00%	02/15/30	$1,060	$1,064,325
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB	5.75%	07/01/39	2,000	2,059,160
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	3,800	3,812,464
St. Paul (City of) Port Authority (Gerdau St. Paul Steel Mill); Series 2012, Solid Waste Disposal RB(b)	4.50%	10/01/37	2,000	1,560,860
				20,605,975

Mississippi–0.09%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	2,000	1,967,520

Missouri–1.62%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS–AGC)(a)	5.00%	10/01/39	2,000	2,022,920
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.75%	06/01/39	2,150	2,203,126
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	1,015,620
Gladstone (City of); Series 2006 A, COP (INS–SGI)(a)	5.00%	06/01/22	1,295	1,422,920
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	5,990	6,618,770
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	1,325	1,339,708
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	1,000	1,025,040
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	390	400,444
Missouri (State of) Health & Educational Facilities Authority (Barnes-Jewish Inc./Christian Health Services); Series 1993 A, RB	5.25%	05/15/14	4,885	5,047,231
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,537,500
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,190,472
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	909,853
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/31	3,325	3,374,010
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	450	427,428
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,000	1,022,230
St. Louis (County of) Industrial Development Authority (Ranken Jordan);
Series 2007, Ref. Health Facilities RB	5.00%	11/15/27	1,350	1,217,228
Series 2007, Ref. Health Facilities RB	5.00%	11/15/35	2,600	2,174,068
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	500	500,445
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,250	1,208,213
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS–AMBAC)(a)	4.50%	02/15/28	1,000	922,740
				36,579,966

Montana–0.05%
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS–AGC)(a)	5.75%	01/01/31	1,000	1,044,570

Nebraska–0.99%
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	4.00%	11/01/37	700	554,554
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(a)	5.38%	04/01/39	4,000	4,215,440
Nebraska (State of) Public Power District; Series 2007 B, General RB (INS–BHAC)(a)	5.00%	01/01/37	15,570	15,585,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/39	$1,000	$1,018,400
University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	1,000	1,008,690
				22,382,187

Nevada–1.69%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	2,000	2,039,400
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	2,036,500
Series 2010 A, Passenger Facility Charge RB (INS–AGM)(a)	5.25%	07/01/39	5,500	5,621,440
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds	5.63%	07/01/32	1,500	1,664,910
Clark (County of);
Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS–AMBAC)(a)	6.50%	06/01/17	3,000	3,541,140
Series 2004 A-1, Sub. Lien Airport System RB (INS–NATL)(a)(b)	5.50%	07/01/20	3,045	3,153,158
Series 2004 A-1, Sub. Lien Airport System RB (INS–NATL)(a)(b)	5.50%	07/01/21	3,000	3,103,230
Series 2004 A-1, Sub. Lien Airport System RB (INS–NATL)(a)(b)	5.50%	07/01/23	5,000	5,161,000
Series 2004 A-2, Sub. Lien Airport System RB (INS–NATL)(a)	5.13%	07/01/25	1,000	1,032,330
Series 2004 A-2, Sub. Lien Airport System RB (INS–NATL)(a)	5.13%	07/01/27	1,000	1,023,110
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds	5.00%	06/15/26	4,000	4,213,800
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/29	800	837,688
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite);
Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/18	575	593,412
Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/27	495	456,345
Nevada (State of) (Municipal Bond Bank–R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/23	3,500	3,724,315
				38,201,778

New Hampshire–0.58%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS–AGM)(a)	5.13%	01/01/30	5,250	5,356,365
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	990	1,000,920
New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (Acquired 06/29/93; Cost $215,330)(b)(f)	7.75%	06/01/14	125	124,515
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	6,000	5,523,000
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/34	1,100	1,133,077
				13,137,877

New Jersey–2.81%
Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS–NATL)(a)(h)	9.80%	09/19/19	1,600	1,861,792
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2000, Special Facility RB	7.00%	11/15/30	4,000	3,999,800
New Jersey (State of) Economic Development Authority (Paterson Charter School);
Series 2012 C, RB	5.00%	07/01/32	675	598,691
Series 2012 C, RB	5.30%	07/01/44	1,090	958,448
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	3,020	3,146,447
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	750	735,938
New Jersey (State of) Economic Development Authority;
Series 2009 BB, School Facilities Construction RB	5.00%	09/01/34	1,750	1,775,357
Series 2009 Z, School Facilities Construction RB (INS–AGC)(a)	5.50%	12/15/34	1,000	1,061,040
Series 2012, Ref. RB	5.00%	06/15/25	3,000	3,030,540
Series 2012, Ref. RB	5.00%	06/15/26	1,000	996,540
Series 2012, Ref. RB	5.00%	06/15/28	3,000	2,902,320
Subseries 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(a)	5.50%	09/01/24	3,885	4,419,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB	5.63%	07/01/32	$4,000	$4,040,040
Series 2011 A, Ref. RB	5.63%	07/01/37	4,000	4,004,680
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	895	946,400
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	1,000	1,037,910
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2008 AA, RB	6.38%	10/01/28	2,345	2,461,617
Series 2008 X, Single Family Housing RB(b)	5.10%	10/01/23	1,980	2,014,195
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS–AGC)(a)(g)	0.00%	12/15/26	10,000	5,088,900
New Jersey (State of) Turnpike Authority;
Series 1991 C, RB(c)	6.50%	01/01/16	1,695	1,793,852
Series 1991 C, RB(c)	6.50%	01/01/16	195	221,428
Series 1991 C, RB (INS–NATL)(a)	6.50%	01/01/16	370	418,341
Series 2009 H, RB	5.00%	01/01/36	1,000	1,000,860
Series 2009 I, RB	5.00%	01/01/35	2,000	2,004,160
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/42	4,000	3,921,960
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS–NATL)(a)	5.00%	12/01/19	9,000	9,084,150
				63,524,749

New Mexico–0.49%
Farmington (City of) (El Paso Electric Co.); Series 2012, Ref. PCR(d)	1.88%	09/01/17	1,500	1,485,765
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(d)	5.20%	06/01/20	2,000	2,114,000
Series 2010 C, Ref. PCR	5.90%	06/01/40	4,100	4,174,866
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(e)	6.38%	08/01/32	3,000	3,372,300
				11,146,931

New York–5.82%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(g)	0.00%	07/15/35	5,000	1,284,600
Series 2009, PILOT RB	6.25%	07/15/40	2,710	2,852,031
Series 2009, PILOT RB	6.38%	07/15/43	1,130	1,196,783
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS–AGM)(a)(g)	0.00%	06/01/17	5,000	4,688,250
Series 2008 A, Electric System General RB	6.00%	05/01/33	5,000	5,452,950
Series 2008 A, Electric System General RB (INS–BHAC)(a)	5.50%	05/01/33	5,000	5,376,800
Metropolitan Transportation Authority;
Series 2011 A, RB	5.00%	11/15/41	2,000	1,955,480
Series 2013 A, RB	5.00%	11/15/38	3,025	2,977,901
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	3,000	3,281,430
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	5,702,025
New York (City of) Industrial Development Agency (Polytechnic University);
Series 2007, Ref. Civic Facility RB (INS–ACA)(a)	5.25%	11/01/27	5,000	5,103,400
Series 2007, Ref. Civic Facility RB (INS–ACA)(a)	5.25%	11/01/37	2,500	2,507,575
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS–AGC)(a)	6.38%	01/01/39	1,000	1,072,200
New York (City of) Municipal Water Finance Authority; Series 2005 A, Water & Sewer System RB (INS–AGM)(a)	4.50%	06/15/29	1,000	1,005,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(e)	5.25%	01/15/39	$2,000	$2,118,940
Subseries 2009 A-1, Future Tax Sec. RB(e)	5.00%	05/01/28	5,570	6,024,902
Subseries 2009 A-1, Future Tax Sec. RB(e)	5.00%	05/01/29	4,455	4,777,720
Subseries 2009 A-1, Future Tax Sec. RB(e)	5.00%	05/01/30	4,455	4,758,876
New York (City of);
Series 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/22	2,500	2,786,200
Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/27	2,225	2,403,578
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, RB	5.00%	07/01/25	1,000	1,043,870
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(e)	5.00%	03/15/31	21,885	22,648,568
New York (State of) Dormitory Authority (North Shore–Long Island Jewish Obligated Group);
Series 2011 A, RB	5.00%	05/01/32	1,000	998,130
Series 2011 A, RB	5.00%	05/01/41	1,000	962,950
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/35	1,000	1,015,480
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	5,000	5,245,550
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB(c)	7.38%	07/01/16	4,405	4,915,055
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/34	515	496,197
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB(b)(h)	13.55%	07/01/26	3,000	3,027,900
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB(h)	12.35%	04/01/20	2,500	2,504,750
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(e)	5.00%	03/15/28	2,000	2,128,760
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/39	500	516,070
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422)(f)(i)	6.13%	02/15/19	750	7
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	1,545	1,663,950
Sales Tax Asset Receivable Corp.; Series 2004 A, RB (INS–AMBAC)(a)	5.00%	10/15/29	10,000	10,374,800
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/40	2,135	2,167,730
Triborough Bridge & Tunnel Authority;
Series 1992 Y, General Purpose RB(c)	5.50%	01/01/17	2,090	2,275,634
Series 1993 B, General Purpose RB(c)	5.00%	01/01/20	1,960	2,284,752
				131,597,464

North Carolina–0.89%
Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS–AGM)(a)	5.25%	10/01/24	6,000	6,432,180
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	981,460
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	2,000	1,796,620
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.63%	10/01/27	1,000	907,130
North Carolina (State of) Medical Care Commission (WakeMed); Series 2009 A, Health Care Facilities RB(c)(d)	5.63%	10/01/14	2,200	2,326,170
North Carolina (State of) Municipal Power Agency No. 1; Series 1998 A, Catawba Electric RB (INS–NATL)(a)	5.50%	01/01/15	4,750	5,072,145
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS–AGC)(a)	5.13%	01/01/24	2,000	2,144,780
Oak Island (Town of); Series 2009, Enterprise System RB (INS–AGC)(a)	6.00%	06/01/34	500	529,550
				20,190,035

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.33%
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS–AGC)(a)	5.13%	02/15/37	$1,000	$991,890
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/31	1,250	1,382,313
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,000	936,510
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	2,000	2,010,380
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS–AMBAC)(a)	5.00%	04/01/27	1,085	1,104,714
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,000	959,090
				7,384,897

Ohio–3.26%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	2,760	2,532,466
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,000	979,970
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,025	971,967
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/30	1,000	1,045,640
Cleveland (City of);
Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS–NATL)(a)	5.50%	01/01/21	3,410	4,016,366
Series 2008 B-1, Public Power System CAB RB (INS–NATL)(a)(g)	0.00%	11/15/25	2,895	1,617,813
Series 2012 A, Ref. Airport System RB	5.00%	01/01/29	5,000	4,978,450
Series 2012 A, Ref. Airport System RB	5.00%	01/01/31	2,000	1,952,300
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	500	482,275
Hamilton (County of) (Christ Hospital);
Series 2012, Health Care Facilities RB	5.25%	06/01/27	3,295	3,340,109
Series 2012, Health Care Facilities RB	5.50%	06/01/42	6,000	5,952,300
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	4,750	4,354,942
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(a)	5.00%	04/01/24	1,750	1,836,555
Series 2006 H, Hospital Facilities RB (INS–AGC)(a)	5.00%	02/01/24	4,810	5,049,201
Middleburg Heights (City of) (Southwest General Health Center);
Series 2011, Hospital Facilities RB	5.13%	08/01/31	1,750	1,692,180
Series 2011, Hospital Facilities RB	5.25%	08/01/36	1,500	1,454,250
Montgomery (County of) (Miami Valley Hospital); Series 2009 A, RB(c)(d)	6.00%	11/15/14	2,825	3,021,564
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	5,000	3,923,000
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/39	3,750	3,967,237
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB(d)	5.80%	12/01/19	3,000	3,078,990
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,850	6,484,140
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB(c)(d)	6.75%	01/15/15	4,000	4,350,880
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP–GNMA)(b)	6.10%	09/20/49	2,845	2,982,385
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP–GNMA)(b)	5.30%	09/01/28	115	117,785
Series 2008 D, Residential Mortgage RB (CEP–GNMA)(b)	5.40%	03/01/33	100	102,518
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	5.88%	06/01/16	2,140	2,317,213
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds (CEP–Ohio School District)	5.00%	12/01/32	1,000	1,012,320
				73,614,816

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–0.85%
Grand River Dam Authority;
Series 2008 A, RB (INS–BHAC)(a)	5.00%	06/01/21	$3,735	$4,253,642
Series 2008 A, RB (INS–BHAC)(a)	5.00%	06/01/22	3,735	4,242,699
Series 2008 A, RB (INS–BHAC)(a)	5.00%	06/01/23	6,350	7,213,155
Oklahoma (County of) Finance Authority (Epworth Villa); Series 2012 A, RB	5.00%	04/01/29	1,500	1,392,435
Oklahoma (State of) Colleges Board Of Regents (University of Central Oklahoma); Series 2004 B, Student Facilities RB (INS–AMBAC)(a)	5.50%	06/01/24	2,000	2,066,200
Oklahoma (State of) Housing Finance Agency; Series 1991 B, SFH Mortgage RB (CEP–GNMA)(b)	8.00%	08/01/18	25	25,523
				19,193,654

Oregon–0.46%
Beaverton School District;
Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.00%	06/01/31	750	796,672
Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.13%	06/01/36	500	525,945
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	1,500	1,495,665
Oregon Health & Science University;
Series 2012 E, RB	5.00%	07/01/25	520	561,184
Series 2012 E, RB	5.00%	07/01/26	450	478,377
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	900	917,793
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/32	1,000	942,550
Series 2012, Ref. RB	5.75%	05/15/27	1,000	991,950
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(f)	6.38%	11/01/33	3,500	3,798,830
				10,508,966

Pennsylvania–1.47%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.25%	03/01/27	700	740,271
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/29	1,385	1,481,479
Chester (County of) Industrial Development Authority (RHA/Pennsylvania Nursing Homes, Inc.); Series 2002, First Mortgage RB	8.50%	05/01/32	1,575	1,586,545
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,017,310
Erie (City of) Parking Authority; Series 2010, Gtd. RB (INS–AGM)(a)	5.20%	09/01/35	1,000	1,028,940
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/22	2,125	1,955,680
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS–AGC)(a)	5.50%	10/01/32	2,250	2,325,263
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/36	500	505,810
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS–AGC)(a)	5.00%	06/01/39	1,850	1,784,954
Subseries 2009 A, Sub. RB (INS–AGC)(a)	5.00%	06/01/24	4,000	4,212,280
Subseries 2010 B-2, Sub. Conv. CAB RB(j)	5.75%	12/01/28	4,550	4,205,883
Subseries 2010 B-2, Sub. Conv. CAB RB(j)	6.00%	12/01/34	2,750	2,499,970
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.00%	08/01/30	500	489,365
Series 2009 B, Limited Tax GO Bonds (INS–AGC)(a)	7.00%	07/15/28	2,425	2,710,131
Tenth Series 2011, Ref. Gas Works RB (INS–AGM)(a)	5.00%	07/01/19	2,500	2,748,275
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	02/01/31	2,000	2,032,660
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS–AGC)(a)	5.00%	11/15/33	2,000	2,009,700
				33,334,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–2.47%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 1989 O, CAB RB(c)(g)	0.00%	07/01/17	$15,000	$13,423,800
Series 2008 WW, RB	5.25%	07/01/33	2,000	1,463,640
Series 2010 CCC, RB	5.25%	07/01/27	1,860	1,452,083
Series 2010 ZZ, Ref. RB	5.25%	07/01/25	2,140	1,735,840
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB(c)	5.50%	07/01/15	7,680	8,148,250
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.25%	08/01/27	2,085	1,900,311
First Subseries 2009 A, RB(c)(d)	5.50%	08/01/19	20	24,050
First Subseries 2009 A, RB	5.50%	08/01/28	1,980	1,822,729
First Subseries 2010 A, CAB RB(g)	0.00%	08/01/33	2,000	489,720
First Subseries 2010 A, RB	5.38%	08/01/39	5,820	4,719,263
First Subseries 2010 A, RB	5.50%	08/01/37	2,000	1,662,000
First Subseries 2010 A, RB	5.50%	08/01/42	4,400	3,585,780
First Subseries 2010 A, RB (INS–AGM)(a)	5.00%	08/01/40	1,175	972,865
First Subseries 2010 C, RB	5.25%	08/01/41	6,950	5,480,700
First Subseries 2010 C, RB	5.38%	08/01/38	5,000	4,068,050
First Subseries 2011 A-1, RB	5.25%	08/01/43	1,000	780,820
Series 2011 C, RB	5.00%	08/01/40	5,000	4,173,550
				55,903,451

Rhode Island–0.28%
Rhode Island (State of) Student Loan Authority; Series 2008 A, Sr. Student Loan Program RB(b)	6.00%	12/01/23	65	65,262
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	502,985
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS–AGC)(a)(b)	5.25%	07/01/28	1,810	1,868,843
Rhode Island Health & Educational Building Corp. (Educational & General Revenue); Series 2010 A, Higher Education Facility RB (INS–AGM)(a)	4.50%	09/15/30	1,500	1,461,630
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS–AGC)(a)	6.25%	05/15/30	500	535,910
Rhode Island Health & Educational Building Corp. (Public Schools Financing Program–City of Woonsocket); Series 2009 E, RB (INS–AGC)(a)	5.00%	05/15/34	2,000	1,870,100
				6,304,730

South Carolina–1.92%
Beaufort County School District; Series 2007 C, Unlimited Tax GO Bonds (CEP-South Carolina State Department of Education)	4.50%	03/01/32	1,000	1,000,000
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB(c)(d)	5.25%	12/01/15	5,000	5,530,900
College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS–SGI)(a)	4.63%	04/01/30	1,500	1,493,925
Easley (City of); Series 2005, Ref. & Improvement Utility System RB(c)(d)	5.00%	12/01/15	5,170	5,663,115
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/31	2,120	2,144,253
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	2,000	2,007,900
Myrtle Beach (City of); Series 2004 A, Hospitality Fee RB (INS–NATL)(a)	5.38%	06/01/24	1,150	1,188,398
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/24	2,000	2,126,840
Series 2011 C, Ref. Electric RB (INS–AGC)(a)	5.00%	01/01/30	500	511,680
Series 2011 D, Ref. Electric RB (INS–AGC)(a)	5.75%	01/01/34	1,000	1,064,050
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.00%	02/01/19	1,000	1,125,750
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.38%	02/01/29	2,000	2,086,680
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.50%	02/01/38	3,000	3,094,140
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/28	2,000	1,811,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	$3,850	$3,763,336
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,021,290
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	713	432,604
Series 2012, Ref. Sub. CAB RB(g)	0.00%	11/15/47	306	306
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	458,360
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2008 A, RB	5.50%	01/01/38	2,000	2,099,220
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS–AGC)(a)	5.25%	04/15/22	4,465	4,794,829
				43,419,556

South Dakota–0.71%
Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/31	1,500	1,576,065
South Dakota (State of) Building Authority; Series 2007, RB (INS–NATL)(a)	4.50%	06/01/30	2,675	2,631,558
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/42	4,000	3,786,680
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS–AGC)(a)	5.50%	08/01/38	4,000	4,188,960
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	140	141,243
South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs. (INS–AGM)(a)	6.70%	09/01/17	3,290	3,619,658
				15,944,164

Tennessee–0.37%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	1,000	1,002,740
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	1,000	1,012,340
Series 2010, Hospital RB	5.63%	07/01/30	2,000	2,074,400
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/27	2,000	1,956,900
Series 2012, Ref. & Improvement RB	5.00%	07/01/32	1,500	1,390,200
Series 2012, Ref. & Improvement RB	5.00%	07/01/37	1,100	996,886
				8,433,466

Texas–12.12%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(b)	4.85%	04/01/21	3,615	3,754,394
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(b)(i)	6.50%	11/01/29	430	258,000
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS–AGC)(a)	5.00%	03/01/30	1,000	1,042,170
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS–BHAC)(a)	5.00%	08/15/39	1,020	1,020,867
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,495,590
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB(c)	7.00%	05/01/21	500	638,175
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB(b)(d)	5.95%	05/15/18	1,100	1,146,750
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB(b)(d)	5.90%	05/01/28	1,050	1,089,280
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	4,500	4,673,520
Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB	5.75%	01/01/31	1,000	993,410
Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	4,959,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.25%	08/15/34	$4,000	$4,098,480
Dallas (City of); Series 2007, Ref. Waterworks & Sewer System RB (INS–AMBAC)(a)	4.50%	10/01/27	4,000	4,062,520
Dallas-Fort Worth (Cities of) International Airport; Series 2012 E, Ref. RB(b)	5.00%	11/01/35	5,000	4,627,350
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2003 A, Joint RB(b)(c)	5.25%	11/01/24	10,000	10,071,300
Series 2004 B, Joint Improvement RB (INS–AGM)(a)(b)	5.38%	11/01/21	4,000	4,206,360
Series 2004 B, Joint Improvement RB (INS–AGM)(a)(b)	5.50%	11/01/19	6,110	6,446,600
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/26	2,840	3,053,000
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(g)	0.00%	08/15/23	2,000	1,434,400
Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	08/15/31	6,665	7,143,947
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/31	2,920	3,062,350
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	1,036,430
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	841,995
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,100	1,122,077
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(c)(d)	7.25%	12/01/18	1,000	1,288,820
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS–AGC)(a)	5.00%	11/15/26	3,860	3,967,578
Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, RB(c)	5.25%	10/01/29	2,000	2,008,220
Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS–AGC)(a)	5.00%	11/15/27	3,180	3,319,316
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	1,805	1,670,473
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(a)(g)	0.00%	09/01/26	8,750	4,574,762
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(a)(g)	0.00%	09/01/27	3,600	1,736,856
Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS–AGM)(a)	5.25%	05/15/22	15,000	15,503,100
Series 2004 A, Ref. First Lien Combined Utility System RB (INS–BHAC)(a)	5.25%	05/15/23	22,500	23,241,600
Series 2004 A, Ref. First Lien Combined Utility System RB (INS–NATL)(a)	5.25%	05/15/25	5,000	5,162,250
Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/34	875	937,072
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	1,740	1,891,989
Series 2011 A, RB	6.88%	05/15/41	1,700	1,875,015
Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/26	6,875	7,347,450
Laredo Community College District; Series 2010, Combined Fee RB (INS–AGM)(a)	5.25%	08/01/35	1,000	1,019,700
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, Special Facilities RB	5.25%	11/01/40	1,000	939,430
Series 2012, Special Facilities RB(b)	5.00%	11/01/28	2,000	1,899,840
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/30	4,595	4,705,464
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	4,000	4,021,640
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.00%	02/15/24	2,500	2,642,350
Newark Cultural Education Facilities Finance Corp. (A.W. Brown-Fellowship Leadership); Series 2012, Lease RB	6.00%	08/15/42	2,330	2,178,806

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	$1,000	$1,132,070
Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	3,500	3,618,895
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	2,000	2,266,520
Series 2008 A, Ref. First Tier System RB (INS–AGC)(a)	5.63%	01/01/33	1,750	1,837,622
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(g)	0.00%	01/01/28	12,800	5,929,728
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(g)	0.00%	01/01/29	2,165	942,078
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(g)	0.00%	01/01/31	4,710	1,807,981
Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	5,000	5,315,950
Series 2008 K-1, Ref. First Tier System RB (INS–AGC)(a)	5.75%	01/01/38	1,630	1,705,143
Series 2011, Ref. First Tier System RB	5.00%	01/01/38	1,000	975,190
Nueces River Authority (Corpus Christi);
Series 2005, Ref. Facilities RB (INS–AGM)(a)	5.00%	07/15/25	2,750	2,887,747
Series 2005, Ref. Facilities RB (INS–AGM)(a)	5.00%	03/01/27	2,000	2,066,480
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS–AGC)(a)	5.13%	02/15/31	1,000	1,045,630
Pflugerville (City of);
Series 2009, Limited Tax GO Bonds (INS–AGC)(a)	5.30%	08/01/31	860	917,448
Series 2009, Limited Tax GO Ctfs. (INS–AGC)(a)	5.38%	08/01/32	755	805,525
Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.13%	02/01/24	1,010	1,089,770
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/33	1,470	1,334,172
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/33	1,000	1,085,610
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(a)	5.25%	02/15/31	500	533,880
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/43	4,480	4,533,536
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/32	1,250	1,266,300
Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/37	1,000	1,005,160
Schertz-Cibolo-Universal City Independent School District; Series 2001, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.13%	08/01/25	70	70,125
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/29	2,000	2,054,740
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	345	319,943
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB	5.00%	11/15/17	500	545,725
Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	3,669,200
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	2,200	2,111,736
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,383,015
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008 A, Ref. RB (INS–AGC)(a)	5.75%	07/01/18	2,495	2,679,331
Series 2008 A, Ref. RB (INS–AGC)(a)	6.50%	07/01/37	4,250	4,583,115
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/17	2,700	3,021,084
Tarrant County Health Facilities Development Corp.; Series 1987 B, RB(c)	5.00%	09/01/15	995	1,031,845
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP–GNMA)(b)(h)	13.43%	07/02/24	275	292,897
Texas (State of) Transportation Commission;
Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,210,020
Series 2008, Mobility Fund Unlimited Tax GO Bonds(e)	5.00%	04/01/28	4,000	4,230,520
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (INS–BHAC)(a)(g)	0.00%	08/15/27	1,000	505,170
Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO Bonds	5.25%	08/01/35	1,840	1,845,502

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	$1,610	$1,782,785
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/22	2,000	2,118,100
Series 2012, Gas Supply RB	5.00%	12/15/23	2,000	2,086,860
Series 2012, Gas Supply RB	5.00%	12/15/28	6,310	6,000,242
Series 2012, Gas Supply RB	5.00%	12/15/29	2,700	2,523,204
Series 2012, Gas Supply RB	5.00%	12/15/31	3,060	2,792,801
Series 2012, Gas Supply RB	5.00%	12/15/32	2,680	2,424,114
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	5,460	5,823,363
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,356,800
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, Hospital RB	5.13%	07/01/22	1,655	1,760,788
Series 2011, Hospital RB	5.25%	07/01/23	2,000	2,119,700
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,049,580
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/23	1,790	1,992,145
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS–AMBAC)(a)	5.38%	11/15/24	1,300	1,312,571
				274,009,852

Utah–0.36%
Pleasant Grove (City of); Series 2008, Water RB (INS–AGM)(a)	5.25%	12/01/33	710	737,072
Provo (City of); Series 1984 A, Electric RB(c)	10.38%	09/15/15	170	185,878
Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1983, Hospital RB(c)	5.00%	06/01/15	3,380	3,563,433
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	600	561,834
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS–AGM)(a)	5.00%	06/15/36	1,050	1,068,480
Utah Housing Corp.; Series 2008 C-1, Class III, Single Family Mortgage RB(b)	5.70%	07/01/28	1,880	1,915,438
				8,032,135

Vermont–0.41%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,275	1,297,262
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	1,250	1,388,563
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	3,300	2,956,767
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS–AGM)(a)	5.00%	12/01/34	1,565	1,521,962
Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College); Series 2012, RB	5.00%	10/01/42	2,250	2,147,152
				9,311,706

Virgin Islands–0.26%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,600	3,701,448
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	750	725,025
Series 2012 A, RB(f)	5.00%	10/01/32	1,500	1,420,455
				5,846,928

Virginia–1.10%
Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/38	2,000	2,012,940
Hanover (County of) Economic Development Authority (Covenant Woods);
Series 2012 A, Residential Care Facility RB	4.50%	07/01/30	2,795	2,359,567
Series 2012 A, Residential Care Facility RB	4.50%	07/01/32	1,100	907,654
Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	2,525	2,038,736
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB(c)	5.50%	06/01/26	695	738,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB(c)(d)	6.00%	12/01/18	$1,000	$1,225,360
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(b)	5.00%	07/01/27	4,465	4,076,366
Series 2012, Sr. Lien RB(b)	5.50%	01/01/42	3,920	3,401,423
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB(b)	5.00%	07/01/34	3,000	2,475,150
Series 2012, Sr. Lien RB(b)	5.00%	01/01/40	2,000	1,592,180
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB(c)(d)(f)	8.00%	07/01/14	800	861,328
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/29	2,000	2,239,900
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,003	1,058,306
				24,987,778

Washington–2.96%
Everett (City of) Public Facilities District; Series 2007 A, Sales Tax & Interlocal RB	5.00%	12/01/23	1,135	1,173,522
FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	1,000	1,037,290
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydroelectric Development RB (INS–NATL)(a)	5.00%	01/01/38	2,500	2,653,250
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	950	851,523
King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB(b)(c)(d)	5.30%	06/01/17	1,025	1,150,768
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(a)	5.25%	12/01/28	3,575	3,736,232
Klickitat (County of) Public Utility District No. 1;
Series 2006 B, Ref. Electric RB (INS–NATL)(a)	5.00%	12/01/23	2,100	2,279,886
Series 2006 B, Ref. Electric RB (INS–NATL)(a)	5.00%	12/01/24	2,000	2,139,480
Lynnwood (City of) Public Facilities District (Convention Center); Series 2005, RB (INS–AMBAC)(a)	5.00%	12/01/34	4,140	4,044,325
Seattle (City of);
Series 2003, Ref. Water System RB (INS–NATL)(a)	5.00%	09/01/20	2,150	2,158,320
Series 2008, Drainage & Wastewater RB	5.00%	06/01/25	2,450	2,707,740
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,289,200
Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS–NATL)(a)	5.00%	03/01/35	1,000	990,900
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/35	1,250	1,256,600
Series 2011, RB	6.00%	01/01/31	1,500	1,560,705
Washington (State of) Health Care Facilities Authority (MultiCare Health System);
Series 2004 A, RB (INS–AGM)(a)	5.25%	08/15/28	1,000	1,031,410
Series 2008 B, RB (INS–AGC)(a)	6.00%	08/15/39	2,000	2,103,880
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS–AGM)(a)	5.25%	10/01/33	5,000	5,191,350
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB	5.38%	10/01/29	500	505,010
Series 2009, Ref. RB	5.63%	10/01/40	1,500	1,507,965
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(f)	6.00%	01/01/27	1,100	1,109,900
Washington (State of);
Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	07/01/27	2,250	2,444,175
Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds(e)	5.00%	08/01/30	21,500	23,088,850
				67,012,281

West Virginia–0.10%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(b)	5.50%	10/15/37	1,000	954,360
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	250	251,920
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,125	1,079,629
				2,285,909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–1.95%
Adams-Friendship Area School District; Series 1996, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(a)	6.50%	04/01/15	$1,340	$1,460,935
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(b)	5.38%	11/01/21	2,000	2,103,220
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	1,250	900,375
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS–AGC)(a)	5.13%	02/15/30	1,500	1,515,570
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	750	754,320
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/27	7,585	7,625,428
Series 2012, RB	5.00%	06/01/39	7,000	6,543,250
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB	5.50%	05/01/31	2,000	2,058,420
Series 2011 A, RB	5.75%	05/01/35	1,000	1,043,010
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB	6.38%	02/15/29	500	538,030
Series 2009, RB	6.63%	02/15/39	1,000	1,071,590
Wisconsin (State of) Housing & Economic Development Authority;
Series 2007 C, Home Ownership RB(b)(e)	5.13%	09/01/28	1,845	1,870,498
Series 2008 A, Home Ownership RB(b)	5.30%	09/01/23	8,125	8,422,863
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	2,355	2,640,473
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	5,000	5,533,150
				44,081,132

Wyoming–0.48%
Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/39	4,000	4,173,560
Laramie (County of) (Cheyenne Regional Medical Center); Series 2012, Hospital RB	5.00%	05/01/32	1,000	977,970
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB(b)	5.60%	12/01/35	2,005	2,097,330
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/31	1,000	1,053,620
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,498,835
				10,801,315
TOTAL INVESTMENTS(m)–106.07% (Cost $2,339,318,170)				2,398,296,402
FLOATING RATE NOTE OBLIGATIONS–(7.46)%
Notes with interest rates ranging from 0.06% to 0.51% at 08/31/13 and contractual maturities of collateral ranging from 05/15/23 to 08/15/42 (See Note 1J)(n)				(168,800,000)
OTHER ASSETS LESS LIABILITIES–1.39%				31,520,809
NET ASSETS–100.00%				$2,261,017,211

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CARS	– Convertible Auction Rate Security
CEP	– Credit Enhancement Provider
Connie Lee	– Connie Lee Insurance, Co.
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts

Ctfs.	– Certificates
FHA	– Federal Housing Administration
FTA	– Federal Transit Administration
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax

RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SFH	– Single-Family Housing
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1J.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $24,793,132, which represented 1.10% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $17,476,819, which represented less than 1% of the Fund’s Net Assets.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2013 was $2,055,356, which represented less than 1% of the Fund’s Net Assets.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	9.9%
Assured Guaranty Corp.	9.8
National Public Finance Guarantee Corp.	8.9

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2013. At August 31, 2013, the Fund’s investments with a value of $279,874,559 are held by Dealer Trusts and serve as collateral for the $168,800,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2013

Revenue Bonds	85.0%
General Obligation Bonds	9.7
Pre-Refunded Bonds	5.3

32                         Invesco Municipal Income Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $2,339,318,170)	$2,398,296,402
Cash	5,490,275
Receivable for:
Investments sold	3,993,234
Fund shares sold	1,420,593
Interest	29,812,903
Investment for trustee deferred compensation and retirement plans	129,220
Other assets	76,477
Total assets	2,439,219,104

Liabilities:
Floating rate note obligations	168,800,000
Payable for:
Fund shares reacquired	4,944,294
Dividends	3,210,656
Accrued fees to affiliates	715,979
Accrued trustees’ and officers’ fees and benefits	7,934
Accrued other operating expenses	77,193
Trustee deferred compensation and retirement plans	445,837
Total liabilities	178,201,893
Net assets applicable to shares outstanding	$2,261,017,211

Net assets consist of:
Shares of beneficial interest	$2,421,045,327
Undistributed net investment income	6,518,673
Undistributed net realized gain (loss)	(225,525,021)
Net unrealized appreciation	58,978,232
$2,261,017,211

Net Assets:
Class A	$1,604,077,799
Class B	$18,268,121
Class C	$104,448,317
Class Y	$420,596,942
Investor Class	$113,626,032

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	125,983,485
Class B	1,438,025
Class C	8,241,168
Class Y	33,039,097
Investor Class	8,918,773
Class A:
Net asset value per share	$12.73
Maximum offering price per share
(Net asset value of $12.73 ÷ 95.75%)	$13.30
Class B:
Net asset value and offering price per share	$12.70
Class C:
Net asset value and offering price per share	$12.67
Class Y:
Net asset value and offering price per share	$12.73
Investor Class:
Net asset value and offering price per share	$12.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$54,986,385

Expenses:
Advisory fees	4,946,486
Administrative services fees	223,093
Custodian fees	21,934
Distribution fees:
Class A	1,949,357
Class B	95,006
Class C	434,389
Investor Class	28,652
Interest, facilities and maintenance fees	608,682
Transfer agent fees	490,953
Trustees’ and officers’ fees and benefits	59,244
Other	226,573
Total expenses	9,084,369
Less: Expense offset arrangement(s)	(833)
Net expenses	9,083,536
Net investment income	45,902,849

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities (includes net gains from securities sold to affiliates of $22,080)	(14,048,468)
Change in net unrealized appreciation (depreciation) of investment securities	(188,149,938)
Net realized and unrealized gain (loss)	(202,198,406)
Net increase (decrease) in net assets resulting from operations	$(156,295,557)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Invesco Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$45,902,849	$87,672,900
Net realized gain (loss)	(14,048,468)	727,343
Change in net unrealized appreciation (depreciation)	(188,149,938)	44,430,626
Net increase (decrease) in net assets resulting from operations	(156,295,557)	132,830,869

Distributions to shareholders from net investment income:
Class A	(32,376,678)	(63,488,524)
Class B	(322,971)	(758,673)
Class C	(1,479,663)	(2,488,598)
Class Y	(9,822,083)	(20,879,460)
Investor Class	(671,131)	—
Total distributions from net investment income	(44,672,526)	(87,615,255)

Share transactions–net:
Class A	206,127,006	24,750,981
Class B	35,104	(4,168,273)
Class C	33,394,333	9,553,980
Class Y	(1,049,556)	(25,131,446)
Investor Class	117,406,499	—
Net increase in net assets resulting from share transactions	355,913,386	5,005,242
Net increase in net assets	154,945,303	50,220,856

Net assets:
Beginning of period	2,106,071,908	2,055,851,052
End of period (includes undistributed net investment income of $6,518,673 and $5,288,350, respectively)	$2,261,017,211	$2,106,071,908

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. On July 15, 2013, the Fund began offering Investor Class shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics

35                         Invesco Municipal Income Fund

and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.

Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the

36                         Invesco Municipal Income Fund

market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.45%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective July 1, 2013, the Adviser has contractually agreed, through June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit annual fund expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.50% of average daily net assets, respectively. Prior to July 1, 2013, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.83%, 1.58%, 1.58% and 0.58%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

37                         Invesco Municipal Income Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Investor Class shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% each of Class A and Investor Class average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2013, IDI advised the Fund that IDI retained $98,808 in front-end sales commissions from the sale of Class A shares and $8,595, $34,526 and $7,405 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2013, the Fund engaged in securities sales of $4,025,007, which resulted in net realized gains of $22,080.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $833.

38                         Invesco Municipal Income Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2013 were $167,099,143 and 0.72%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2015	$11,115,783	$—	$11,115,783
February 29, 2016	12,308,190	—	12,308,190
February 28, 2017	98,220,453	—	98,220,453
February 28, 2018	22,264,986	—	22,264,986
February 28, 2019	21,329,984	—	21,329,984
Not subject to expiration	94,484	45,163,972	45,258,456
	$165,333,880	$45,163,972	$210,497,852

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco Tax-Exempt Securities Fund and Invesco Van Kampen Insured Tax Free Income Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2013 was $100,597,233 and $196,640,662, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$127,547,555
Aggregate unrealized (depreciation) of investment securities	(64,641,965)
Net unrealized appreciation of investment securities	$62,905,590

Cost of investments for tax purposes is $2,335,390,812.

39                         Invesco Municipal Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	4,135,547	$56,782,647	11,361,114	$157,897,319
Class B	6,340	93,434	28,822	397,163
Class C	557,009	7,635,545	1,316,574	18,269,118
Class Y	445,087	5,982,659	910,857	12,646,277
Investor Class(b)	24,453	483,184	—	—

Issued as reinvestment of dividends:
Class A	1,561,673	20,759,228	2,924,603	40,607,489
Class B	14,489	192,400	33,092	458,394
Class C	71,150	938,318	116,735	1,615,224
Class Y	279,121	3,760,813	799,960	11,110,548
Investor Class	41,188	528,483	—	—

Issued in connection with acquisitions:(c)
Class A	23,387,073	307,145,945	—	—
Class B	372,033	4,878,245	—	—
Class C	3,517,557	46,071,522	—	—
Class Y	2,180,388	28,620,905	—	—
Investor Class	9,217,562	121,103,748	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	80,745	1,077,978	155,987	2,167,558
Class B	(80,887)	(1,077,978)	(156,289)	(2,167,558)

Reacquired:
Class A	(13,541,381)	(179,638,792)	(12,677,918)	(175,921,385)
Class B	(304,910)	(4,050,997)	(206,046)	(2,856,272)
Class C	(1,613,891)	(21,251,052)	(747,139)	(10,330,362)
Class Y	(2,949,080)	(39,413,933)	(3,526,250)	(48,888,271)
Investor Class	(364,430)	(4,708,916)	—	—
Net increase in share activity	27,036,836	$355,913,386	334,102	$5,005,242

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of July 15, 2013.
(c)	As of the opening of business on July 15, 2013, the Fund acquired all the net assets of Invesco Municipal Bond Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on December 6, 2012 and by the shareholders of the Target Fund on April 24, 2013. The acquisition was accomplished by a tax-free exchange of 38,674,613 shares of the Fund for 64,144,596 shares outstanding of the Target Fund as of the close of business on July 12, 2013. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on July 12, 2013. The Target Fund’s net assets at that date of $507,820,365, including $22,487,572 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,921,767,301 and $2,429,587,666 immediately after the acquisition.
The pro forma results of operations for the six months ended August 31, 2013, assuming the reorganization had been completed on March 1, 2013, the beginning of the annual reporting period:

Net investment income	$53,422,593
Net realized/unrealized gains (losses)	(239,443,846)
Change in net assets resulting from operations	$(186,021,253)

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since July 15, 2013.

40                         Invesco Municipal Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)(b)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/13	$13.99	$0.29	$(1.27)	$(0.98)	$(0.28)	$12.73	(7.07	)%(d)	$1,604,078	0.86	%(e)	0.86	%(e)	0.80	%(e)	4.27	%(e)	5%
Year ended 02/28/13	13.69	0.58	0.30	0.88	(0.58)	13.99	6.56	(d)	1,543,852	0.87		0.87		0.81		4.20		11
Year ended 02/29/12	12.54	0.60	1.17	1.77	(0.62)	13.69	14.47	(d)	1,486,245	0.90		0.90		0.83		4.58		15
Five months ended 02/28/11	13.52	0.27	(0.98)	(0.71)	(0.27)	12.54	(5.25	)(d)	518,732	0.93	(f)	0.93	(f)	0.86	(f)	5.08	(f)	3
Year ended 09/30/10	13.34	0.68	0.16	0.84	(0.66)	13.52	6.54	(d)	619,236	0.95		0.95		0.87		5.14		10
Year ended 09/30/09	12.45	0.66	0.96	1.62	(0.73)	13.34	13.88	(g)	640,103	1.01		1.01		0.90		5.57		29
Year ended 09/30/08	14.29	0.69	(1.84)	(1.15)	(0.69)	12.45	(8.31	)(g)	526,693	1.41		1.41		0.88		5.03		62
Class B
Six months ended 08/31/13	13.97	0.24	(1.28)	(1.04)	(0.23)	12.70	(7.51	)(d)	18,268	1.61	(e)	1.61	(e)	1.55	(e)	3.52	(e)	5
Year ended 02/28/13	13.66	0.48	0.31	0.79	(0.48)	13.97	5.85	(d)	19,985	1.62		1.62		1.56		3.45		11
Year ended 02/29/12	12.52	0.50	1.16	1.66	(0.52)	13.66	13.56	(d)	23,656	1.65		1.65		1.58		3.83		15
Five months ended 02/28/11	13.50	0.23	(0.98)	(0.75)	(0.23)	12.52	(5.57	)(d)	17,918	1.68	(f)	1.68	(f)	1.61	(f)	4.33	(f)	3
Year ended 09/30/10	13.32	0.57	0.17	0.74	(0.56)	13.50	5.76	(d)	23,116	1.70		1.70		1.62		4.38		10
Year ended 09/30/09	12.43	0.57	0.96	1.53	(0.64)	13.32	13.05	(h)	22,144	1.76		1.76		1.65		4.81		29
Year ended 09/30/08	14.27	0.59	(1.84)	(1.25)	(0.59)	12.43	(9.02	)(h)	15,688	2.17		2.17		1.63		4.26		62
Class C
Six months ended 08/31/13	13.94	0.24	(1.28)	(1.04)	(0.23)	12.67	(7.53	)(d)	104,448	1.61	(e)	1.61	(e)	1.55	(e)	3.52	(e)	5
Year ended 02/28/13	13.64	0.48	0.30	0.78	(0.48)	13.94	5.77	(d)	79,577	1.62		1.62		1.56		3.45		11
Year ended 02/29/12	12.50	0.50	1.16	1.66	(0.52)	13.64	13.58	(d)	68,495	1.65		1.65		1.58		3.83		15
Five months ended 02/28/11	13.47	0.23	(0.97)	(0.74)	(0.23)	12.50	(5.51	)(d)	39,563	1.68	(f)	1.68	(f)	1.61	(f)	4.33	(f)	3
Year ended 09/30/10	13.30	0.57	0.16	0.73	(0.56)	13.47	5.69	(d)	51,613	1.70		1.70		1.62		4.38		10
Year ended 09/30/09	12.41	0.57	0.96	1.53	(0.64)	13.30	13.08	(i)	44,133	1.76		1.76		1.65		4.79		29
Year ended 09/30/08	14.24	0.59	(1.83)	(1.24)	(0.59)	12.41	(8.97	)(i)	18,293	2.17		2.17		1.63		4.31		62
Class Y(j)
Six months ended 08/31/13	13.98	0.31	(1.26)	(0.95)	(0.30)	12.73	(6.89	)(d)	420,597	0.61	(e)	0.61	(e)	0.55	(e)	4.52	(e)	5
Year ended 02/28/13	13.68	0.62	0.30	0.92	(0.62)	13.98	6.82	(d)	462,658	0.62		0.62		0.56		4.45		11
Year ended 02/29/12	12.53	0.64	1.16	1.80	(0.65)	13.68	14.76	(d)	477,455	0.65		0.65		0.58		4.83		15
Five months ended 02/28/11	13.51	0.28	(0.97)	(0.69)	(0.29)	12.53	(5.16	)(d)	6,370	0.68	(f)	0.68	(f)	0.61	(f)	5.33	(f)	3
Year ended 09/30/10	13.33	0.71	0.16	0.87	(0.69)	13.51	6.81	(d)	3,625	0.70		0.70		0.62		5.37		10
Year ended 09/30/09	12.45	0.70	0.94	1.64	(0.76)	13.33	14.08	(k)	5,064	0.77		0.77		0.66		5.89		29
Year ended 09/30/08	14.29	0.72	(1.83)	(1.11)	(0.73)	12.45	(8.07	)(k)	264	1.16		1.16		0.63		5.25		62
Investor Class
Six months ended 08/31/13(l)	13.14	0.08	(0.41)	(0.33)	(0.07)	12.74	(2.48	)(d)	113,626	0.81	(e)	0.81	(e)	0.75	(e)	4.32	(e)	5

(a)	Calculated using average shares outstanding.
(b)	For years ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended August 31, 2013, the portfolio turnover calculation excludes securities purchased of $478,471,741 and sold of $50,421,100 in effort to realign the Fund’s portfolio after the reorganization of Invesco Municipal Bond Fund into the Fund. For the period ended February 29, 2012, the portfolio turnover calculation excludes securities purchased of $1,346,611,089 and sold of $222,312,073 in effort to realign the Fund’s portfolio after the reorganization of Invesco Van Kampen Insured Tax Free Fund and Invesco Tax-Exempt Securities Fund into the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,546,773, $18,846, $86,170, $442,615 and $110,245 for Class A, Class B, Class C, Class Y and Investor Class, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	On June 1, 2010, Class I shares of Invesco Van Kampen Municipal Income Fund were reorganized into Class Y shares of the Fund.
(k)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(l)	Commencement date of July 15, 2013.

41                         Invesco Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Investor Class shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013. The actual ending account value and expenses of the Investor Class shares in the example below are based on an investment of $1,000 invested as of close of business July 15, 2013 (commencement date) and held through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business July 15, 2013 through August 31, 2013 for the Investor Class shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Investor Class shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[3]
A	$1,000.00	$929.30	$4.18	$1,020.87	$4.38	0.86%
B	1,000.00	924.90	7.81	1,017.09	8.19	1.61
C	1,000.00	924.70	7.81	1,017.09	8.19	1.61
Y	1,000.00	931.10	2.97	1,022.13	3.11	0.61
Investor	1,000.00	975.20	1.05	1,021.12	4.13	0.81

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013, through August 31, 2013 (as of close of business July 15, 2013, through August 31, 2013 for the Investor Class shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For Investor Class shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 48 (as of close of business July 15, 2013, through August 31, 2013)/365. Because the Investor Class shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Investor Class shares of the Fund and other funds because such data is based on a full six month period.

42                         Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Municipal Income Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper General Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).

43                         Invesco Municipal Income Fund

The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and above the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers manage another mutual fund in a manner substantially similar to the management of the Fund and noted that the other fund would reorganize into the Fund after July 1, 2013. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts in a manner substantially similar to management of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

44                         Invesco Municipal Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242 VK-MINC-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2013

Invesco New York Tax Free Income Fund Nasdaq: A: VNYAX ■ B: VBNYX ■ C: VNYCX ■ Y: VNYYX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
11	Financial Statements
13	Notes to Financial Statements
19	Financial Highlights
20	Fund Expenses
21	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/13 to 8/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.52%
Class B Shares	-8.56
Class C Shares	-8.88
Class Y Shares	-8.41
Barclays Municipal Bond Index▼ (Broad Market Index)	-5.60
Barclays New York Municipal Index■ (Style-Specific Index)	-5.14
Source(s): ‚Lipper Inc.; ■Barclays via FactSet Research Systems Inc.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The Barclays New York Municipal Index is an unmanaged index considered representative of New York investment-grade municipal bonds.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                          Invesco New York Tax Free Income Fund

Average Annual Total Returns As of 8/31/13, including maximum applicable sales charges

	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares

Class A Shares
Inception (7/29/94)	4.86%	4.81%	4.86%
10 Years	3.31	3.27	3.53
5 Years	2.96	2.96	3.33
1 Year	-10.43	-10.43	-4.32

Class B Shares
Inception (7/29/94)	4.77%	4.73%	4.75%
10 Years	3.41	3.38	3.57
5 Years	3.45	3.44	3.70
1 Year	-10.98	-10.98	-4.56

Class C Shares
Inception (7/29/94)	4.32%	4.28%	4.30%
10 Years	2.99	2.95	3.14
5 Years	3.10	3.10	3.29
1 Year	-8.05	-8.05	-3.24

Class Y Shares
10 Years	3.83%	3.79%	3.99%
5 Years	4.02	4.01	4.21
1 Year	-6.21	-6.21	-1.75

Average Annual Total Returns
As of 6/30/13, the most recent calendar quarter end, including maximum applicable sales charges

	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares

Class A Shares
Inception (7/29/94)	5.11%	5.07%	5.06%
10 Years	3.45	3.41	3.62
5 Years	3.85	3.85	4.00
1 Year	-4.93	-4.93	-1.17

Class B Shares
Inception (7/29/94)	5.03%	4.98%	4.95%
10 Years	3.55	3.51	3.64
5 Years	4.34	4.33	4.37
1 Year	-5.52	-5.52	-1.43

Class C Shares
Inception (7/29/94)	4.58%	4.54%	4.49%
10 Years	3.13	3.09	3.22
5 Years	3.98	3.97	3.94
1 Year	-2.45	-2.45	-0.03

Class Y Shares
10 Years	3.97%	3.93%	4.06%
5 Years	4.89	4.88	4.86
1 Year	-0.51	-0.51	1.52

Effective June 1, 2010, Class A, Class B and Class C shares of the predecessor fund, Van Kampen New York Tax-Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B and Class C shares, respectively, of Invesco Van Kampen New York Tax Free Income Fund (renamed Invesco New York Tax Free Income Fund). Returns shown above for Class A, Class B and Class C shares are blended returns of the predecessor fund and Invesco New York Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.91%, 0.91%, 1.66% and 0.66%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3 Invesco New York Tax Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely, Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

	■	Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely, Philip Taylor Senior Managing Director, Invesco Ltd.

4                 Invesco New York Tax Free Income Fund

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.34%
New York–98.58%
Albany (City of) Industrial Development Agency (Albany College of Pharmacy); Series 2004 A, Civic Facility RB	5.63%	12/01/34	$1,290	$1,294,476
Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/31	1,000	980,280
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	400	422,832
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS–AGM)(a)	5.00%	12/15/25	500	525,335
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB	6.25%	11/15/38	1,000	1,068,240
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	500	526,290
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(b)	0.00%	07/15/34	3,685	1,013,559
Series 2009, PILOT RB	6.25%	07/15/40	475	499,895
Series 2009, PILOT RB	6.38%	07/15/43	475	503,072
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/33	500	466,820
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/32	350	343,273
Series 2012, RB	5.00%	08/01/42	1,750	1,672,685
Chautauqua (County of) Industrial Development Agency (NRG Energy, Inc.—Dunkirk Power LLC); Series 2009, Exempt Facility RB	5.88%	04/01/42	1,510	1,500,593
Dutchess (County of) Industrial Development Agency (Elant at Fishkill, Inc.); Series 2007 A, Civic Facility RB	5.25%	01/01/37	365	293,278
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,000	873,990
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB(c)	5.25%	05/01/30	2,850	2,970,270
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB(d)	5.20%	12/01/23	1,100	1,113,189
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	1,340	1,355,745
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	1,400	1,441,104
Islip (Town of) Resource Recovery Agency (1985 Facility); Series 2004 E, RB (INS–AGM)(a)(d)	5.75%	07/01/22	1,290	1,350,488
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/30	1,000	977,140
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS–AGM)(a)(b)	0.00%	06/01/18	2,000	1,814,260
Series 2008 A, Electric System General RB (INS–BHAC)(a)	5.50%	05/01/33	355	381,753
Madison (County of) Industrial Development Agency (Colgate University); Series 2005 A, RB (INS–AMBAC)(a)	5.00%	07/01/35	750	759,330
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	1,500	1,515,840
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	615	667,410
Series 2012 H, RB	5.00%	11/15/30	750	766,612
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	370	369,456
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	875	884,555
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	240	133,104
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/27	930	928,558
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/37	1,250	1,163,525
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	898,660
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS–NATL)(a)(d)	5.75%	12/01/22	2,000	2,047,080
Series 2010, Special Obligation RB	6.00%	12/01/42	860	940,677

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	$1,515	$1,409,874
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(a)	5.25%	11/01/37	1,300	1,303,939
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.);
Series 2005, Special Facility RB(d)(e)	5.50%	01/01/16	2,000	2,155,600
Series 2005, Special Facility RB(d)(e)	5.50%	01/01/16	2,000	2,150,840
New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB(c)	5.00%	06/15/37	4,000	4,005,480
Series 2007, VRD Second General Water & Sewer System RB(f)	0.04%	06/15/33	3,300	3,300,000
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	2,000	2,128,280
New York (City of) Transitional Finance Authority;
Series 2008 S-1, Building Aid RB	5.50%	07/15/38	500	544,300
Series 2008 S-2, Building Aid RB	6.00%	07/15/33	850	947,393
Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/27	1,310	1,453,065
Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/39	1,000	1,059,470
Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	634,425
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/28	755	816,661
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/29	605	648,826
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/30	605	646,267
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	660	731,432
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2004 A, Ref. RB (INS–NATL)(a)(c)	5.00%	07/01/44	960	937,805
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	850	858,568
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/31	800	849,352
New York (City of) Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB	5.00%	08/01/33	1,000	1,020,350
New York (City of);
Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,750	1,960,227
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	448,428
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/25	405	439,085
Subseries 2008 L-6, VRD Unlimited Tax GO Bonds(f)	0.04%	04/01/32	1,500	1,500,000
Subseries 2012 G-5, VRD Unlimited Tax GO Bonds(f)	0.04%	04/01/42	1,200	1,200,000
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2009, RB	5.75%	07/01/33	660	670,718
Series 2012 A, RB	5.00%	07/01/26	1,000	1,030,190
New York (State of) Dormitory Authority (Catholic Health Services of Long Island—St. Francis Hospital); Series 2004, RB	5.00%	07/01/27	1,000	1,003,300
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/27	710	797,713
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/30	750	827,122
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/31	555	610,045
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/41	510	530,201
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB(c)	5.00%	07/01/35	4,725	4,914,284
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	1,000	1,111,370
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS–NATL)(a)	5.25%	07/01/28	935	955,271
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB (INS–AGC)(a)	5.00%	07/01/33	500	504,365
Series 2011 A, RB	5.13%	07/01/29	500	521,085
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS–Radian)(a)	5.00%	07/01/41	1,150	1,044,913
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/29	1,000	976,810
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS–NATL)(a)	5.50%	07/01/23	1,250	1,452,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS–NATL)(a)	5.00%	08/01/29	$1,000	$1,000,700
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	875	866,285
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.13%	07/01/39	1,250	1,252,725
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	1,500	1,587,165
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS–BHAC)(a)	5.50%	07/01/31	1,070	1,169,938
New York (State of) Dormitory Authority (North Shore—Long Island Jewish Obligated Group);
Series 2009 A, RB	5.50%	05/01/37	1,250	1,284,675
Subseries 2005 A, RB	5.00%	11/01/26	750	764,017
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/27	1,000	993,420
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2010, RB	5.00%	07/01/40	1,250	1,257,825
Series 2012, RB	5.00%	07/01/38	1,000	1,001,350
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	775	809,782
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 C, RB	7.50%	04/01/39	2,000	2,365,860
Series 2008 D, RB (INS–AGC)(a)	5.75%	10/01/24	500	578,890
Series 2009 C, RB (INS–AGC)(a)	5.00%	10/01/24	1,500	1,616,790
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/30	1,220	1,232,066
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	500	481,110
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2012 A, RB	5.00%	07/01/42	1,000	1,003,480
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	2,000	2,098,220
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/29	1,185	1,226,830
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB(g)	7.38%	07/01/16	930	1,037,685
New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/40	1,245	1,276,237
Series 2011, Ref. RB	5.00%	07/01/31	750	762,593
New York (State of) Dormitory Authority (Vassar College); Series 2007, RB	5.00%	07/01/46	925	925,740
New York (State of) Dormitory Authority;
Series 1996 B, City University System Consolidated RB	6.00%	07/01/14	155	160,763
Series 2001, RB (INS–AMBAC)(a)	5.50%	07/01/15	60	60,260
Series 2007 A, Mental Health Services Facilities Improvement RB (INS–AGM)(a)	5.00%	02/15/27	1,000	1,070,900
Series 2008 C, Mental Health Services Facilities Improvement RB (INS–AGM)(a)(d)	5.25%	02/15/28	2,000	2,064,080
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB(d)(h)	13.55%	07/01/26	1,200	1,211,160
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	730	751,739
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/25	500	547,575
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	500	523,010
New York City Housing Development Corp.; Series 2005 K, MFH RB(d)	5.00%	11/01/37	1,000	984,760
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	875	882,560
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,410	1,382,040
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,215	1,283,441
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, RB	5.25%	10/01/35	1,100	1,127,555
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422)(i)(j)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,430	1,501,386
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB	5.50%	04/15/35	310	348,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Urban Development Corp.;
Series 1994 A, Ref. Correctional Facilities RB	5.50%	01/01/14	$105	$106,882
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	837,862
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	06/15/23	935	1,044,591
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	995	995,159
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,065	1,053,722
Orange County Funding Corp. (Mount Saint Mary College); Series 2012 A, RB	5.00%	07/01/42	930	856,781
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.)(d)(k)	5.38%	12/01/36	1,000	996,620
Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS–AMBAC)(a)(d)	5.00%	12/15/23	1,000	1,011,320
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB(d)(e)(i)	6.63%	10/01/13	850	851,011
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(i)	5.38%	01/01/27	1,235	1,122,467
Suffolk (County of) Industrial Development Agency (Family Service League of Suffolk County, Inc.); Series 2004, Civic Facility RB(e)(g)	5.00%	11/01/14	825	869,872
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,007,940
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	465	476,611
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.); Series 2001 A, First Mortgage RB	7.38%	03/01/21	210	193,169
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds(d)	5.00%	11/01/36	1,000	946,140
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/32	1,250	1,151,000
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	250	258,758
Triborough Bridge & Tunnel Authority;
Series 2008 A, General Purpose RB	4.75%	11/15/29	200	201,918
Series 2012 A, General RB	5.00%	11/15/38	1,000	1,007,270
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/30	1,250	1,260,275
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	900	608,148
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS–AMBAC)(a)	5.25%	03/01/18	200	200,732
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,053,670
Series 2009 A, Ref. RB	5.00%	07/01/26	810	844,465
Utica (City of) Industrial Development Agency (Utica College); Series 1998 A, RB	5.75%	08/01/28	260	256,911
Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind, Inc.); Series 2004, Civic Facility RB	5.38%	08/01/24	940	961,714
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/45	1,250	952,075
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,000	970,710
				147,153,568

Puerto Rico–4.76%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	1,000	731,820
Series 2008 WW, RB	5.50%	07/01/21	1,000	915,140
Series 2010 XX, RB	5.75%	07/01/36	500	384,470
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB(g)	5.50%	07/01/15	1,535	1,628,589
Puerto Rico (Commonwealth of) Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.13%	04/01/32	750	572,895
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS–AMBAC)(a)	5.50%	07/01/27	675	540,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, CAB RB(b)	0.00%	08/01/34	$1,000	$225,870
First Subseries 2010 A, RB	5.38%	08/01/39	530	429,761
Series 2011 C, RB	5.00%	08/01/40	2,000	1,669,420
				7,098,748

Guam–2.46%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	138,306
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,278,162
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	450	436,424
Series 2012 A, Ref. RB	5.00%	10/01/34	610	574,358
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	740	698,449
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	550	551,798
				3,677,497

Virgin Islands–1.54%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note—Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	845	919,707
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,000	966,700
Series 2012 A, RB(i)	4.00%	10/01/22	410	414,604
				2,301,011
TOTAL INVESTMENTS(l)–107.34% (Cost $161,041,069)				160,230,824
FLOATING RATE NOTE OBLIGATIONS–(7.48%)
Notes with interest rates ranging from 0.06% to 0.09% at 08/31/13 and contractual maturities of collateral ranging from 01/15/27 to 07/01/44 (See Note 1J)(m)				(11,170,000)
OTHER ASSETS LESS LIABILITIES–0.14%				207,073
NET ASSETS–100.00%				$149,267,897

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PILOT	– Payment-in-Lieu-of-Tax
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco New York Tax Free Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1J.
(d)	Security subject to the alternative minimum tax.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Current coupon rate for an inverse floating rate municipal obligation. The rate resets periodically as the rate on the related security changes. The value of this security at August 31, 2013 represented less than 1% of the Fund’s Net Assets.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $2,388,090, which represented 1.60% of the Fund’s Net Assets.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2013 represented less than 1% of the Fund’s Net Assets.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2013. At August 31, 2013, the Fund’s investments with a value of $17,452,128 are held by Dealer Trusts and serve as collateral for the $11,170,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of August 31, 2013

Revenue Bonds	91.0%
General Obligation Bonds	3.0
Pre-Refunded Bonds	2.2
Other	3.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco New York Tax Free Income Fund

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $161,041,069)	$160,230,824
Receivable for:
Investments sold	1,045,361
Fund shares sold	46,265
Interest	1,779,240
Investment for trustee deferred compensation and retirement plans	15,674
Other assets	5,391
Total assets	163,122,755

Liabilities:
Floating rate note obligations	11,170,000
Payable for:
Investments purchased	1,221,984
Fund shares reacquired	153,516
Amount due custodian	918,148
Dividends	195,782
Accrued fees to affiliates	66,979
Accrued trustees’ and officers’ fees and benefits	3,669
Accrued other operating expenses	38,242
Trustee deferred compensation and retirement plans	86,538
Total liabilities	13,854,858
Net assets applicable to shares outstanding	$149,267,897

Net assets consist of:
Shares of beneficial interest	$159,150,693
Undistributed net investment income	298,546
Undistributed net realized gain (loss)	(9,371,097)
Net unrealized appreciation (depreciation)	(810,245)
$149,267,897

Net Assets:
Class A	$121,250,377
Class B	$3,150,396
Class C	$17,995,557
Class Y	$6,871,567

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	8,213,549
Class B	212,981
Class C	1,220,258
Class Y	465,928
Class A:
Net asset value per share	$14.76
Maximum offering price per share
(Net asset value of $14.76 ÷ 95.75%)	$15.42
Class B:
Net asset value and offering price per share	$14.79
Class C:
Net asset value and offering price per share	$14.75
Class Y:
Net asset value and offering price per share	$14.75

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco New York Tax Free Income Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$4,160,253

Expenses:
Advisory fees	401,552
Administrative services fees	25,205
Custodian fees	3,402
Distribution fees:
Class A	172,495
Class B	4,717
Class C	103,863
Interest, facilities and maintenance fees	38,753
Transfer agent fees	42,567
Trustees’ and officers’ fees and benefits	17,810
Other	69,973
Total expenses	880,337
Net investment income	3,279,916

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(1,791,438)
Change in net unrealized appreciation (depreciation) of investment securities	(16,256,106)
Net realized and unrealized gain (loss)	(18,047,544)
Net increase (decrease) in net assets resulting from operations	$(14,767,628)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco New York Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$3,279,916	$6,667,395
Net realized gain (loss)	(1,791,438)	159,431
Change in net unrealized appreciation (depreciation)	(16,256,106)	3,632,808
Net increase (decrease) in net assets resulting from operations	(14,767,628)	10,459,634

Distributions to shareholders from net investment income:
Class A	(2,624,646)	(5,690,517)
Class B	(71,799)	(192,639)
Class C	(316,027)	(660,118)
Class Y	(169,062)	(358,227)
Total distributions from net investment income	(3,181,534)	(6,901,501)

Share transactions–net:
Class A	(10,062,273)	5,833,992
Class B	(757,952)	(1,344,828)
Class C	(1,343,302)	2,604,518
Class Y	(904,994)	1,696,028
Net increase (decrease) in net assets resulting from share transactions	(13,068,521)	8,789,710
Net increase (decrease) in net assets	(31,017,683)	12,347,843

Net assets:
Beginning of period	180,285,580	167,937,737
End of period (includes undistributed net investment income of $298,546 and $200,164, respectively)	$149,267,897	$180,285,580

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco New York Tax Free Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

13                         Invesco New York Tax Free Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.

Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by

14                         Invesco New York Tax Free Income Fund

the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.47%
Over $500 million	0.445%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.25%, 2.25% and 1.25% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or

15                         Invesco New York Tax Free Income Fund

networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2013, IDI advised the Fund that IDI retained $9,858 in front-end sales commissions from the sale of Class A shares and $35,438, $6,346 and $366 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2013 were $11,225,000 and 0.68%, respectively.

16                         Invesco New York Tax Free Income Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$2,489,228	$—	$2,489,228
February 28, 2018	3,515,499	—	3,515,499
February 28, 2019	896,118	—	896,118
Not subject to expiration	—	436,628	436,628
Total capital loss carryforward	$6,900,845	$436,628	$7,337,473

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco New York Tax-Free Income Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2013 was $8,110,951 and $25,008,761, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,585,919
Aggregate unrealized (depreciation) of investment securities	(6,350,871)
Net unrealized appreciation (depreciation) of investment securities	$(764,952)

Cost of investments for tax purposes is $160,995,776.

17                         Invesco New York Tax Free Income Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	390,434	$6,198,536	1,796,491	$29,382,383
Class B	18	286	319	5,189
Class C	123,279	1,963,940	236,330	3,843,650
Class Y	42,719	675,081	218,414	3,562,579

Issued as reinvestment of dividends:
Class A	94,996	1,484,293	218,227	3,562,959
Class B	2,482	38,968	7,592	124,034
Class C	11,112	173,780	24,582	401,062
Class Y	4,808	74,997	12,416	202,539

Automatic conversion of Class B shares to Class A shares:
Class A	10,963	171,853	55,973	909,494
Class B	(10,941)	(171,853)	(55,868)	(909,494)

Reacquired:
Class A	(1,142,454)	(17,916,955)	(1,716,186)	(28,020,844)
Class B	(39,480)	(625,353)	(34,776)	(564,557)
Class C	(225,572)	(3,481,022)	(100,626)	(1,640,194)
Class Y	(108,237)	(1,655,072)	(126,077)	(2,069,090)
Net increase (decrease) in share activity	(845,873)	$(13,068,521)	536,811	$8,789,710

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18                         Invesco New York Tax Free Income Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of expenses to average net assets with fee waiver (excluding interest, facilities and maintenance fees)(b)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/13	$16.45	$0.31	$(1.70)	$(1.39)	$(0.30)	$—	$(0.30)	$14.76	(8.52	)%(d)	$121,250	0.95	%(e)	0.95	%(e)	0.90	%(e)	3.92	%(e)	5%
Year ended 02/28/13	16.12	0.63	0.36	0.99	(0.66)	—	(0.66)	16.45	6.22	(d)	145,772	0.83		0.91		0.78		3.88		10
Year ended 02/29/12	14.66	0.71	1.46	2.17	(0.71)	—	(0.71)	16.12	15.16	(d)	137,064	0.69		0.94		0.65		4.64		18
Period ended 02/28/11	15.78	0.30	(1.12)	(0.82)	(0.30)	—	(0.30)	14.66	(5.25	)(d)	66,813	0.68	(f)	0.93	(f)	0.66	(f)	4.86	(f)	10
Year ended 09/30/10	15.40	0.70	0.39	1.09	(0.71)	—	(0.71)	15.78	7.32	(d)	74,722	0.76		1.01		0.73		4.59		18
Year ended 09/30/09	14.31	0.70	1.10	1.80	(0.71)	—	(0.71)	15.40	13.24	(g)	72,726	0.84		1.09		0.78		5.06		32
Year ended 09/30/08	16.01	0.69	(1.66)	(0.97)	(0.71)	(0.02)	(0.73)	14.31	(6.32	)(g)	74,376	0.89		1.14		0.73		4.44		34
Class B
Six months ended 08/31/13	16.49	0.31	(1.71)	(1.40)	(0.30)	—	(0.30)	14.79	(8.56	)(d)(h)	3,150	0.95	(e)(h)	0.95	(e)(h)	0.90	(e)(h)	3.92	(e)(h)	5
Year ended 02/28/13	16.15	0.63	0.37	1.00	(0.66)	—	(0.66)	16.49	6.28	(d)(h)	4,301	0.83	(h)	0.91	(h)	0.78	(h)	3.88	(h)	10
Year ended 02/29/12	14.62	0.74	1.47	2.21	(0.68)	—	(0.68)	16.15	15.49	(d)(h)	5,549	0.48	(h)	0.73	(h)	0.44	(h)	4.85	(h)	18
Period ended 02/28/11	15.70	0.30	(1.13)	(0.83)	(0.25)	—	(0.25)	14.62	(5.30	)(d)(h)	7,143	0.77	(f)(h)	1.02	(f)(h)	0.75	(f)(h)	4.77	(f)(h)	10
Year ended 09/30/10	15.35	0.62	0.39	1.01	(0.66)	—	(0.66)	15.70	6.76	(d)(h)	8,895	1.26	(h)	1.51	(h)	1.23	(h)	4.09	(h)	18
Year ended 09/30/09	14.27	0.69	1.09	1.78	(0.70)	—	(0.70)	15.35	13.13	(i)(j)	11,666	0.92	(i)	1.17	(i)	0.86	(i)	4.99	(i)	32
Year ended 09/30/08	15.97	0.70	(1.65)	(0.95)	(0.73)	(0.02)	(0.75)	14.27	(6.22	)(i)(j)	15,016	0.81	(i)	1.06	(i)	0.65	(i)	4.52	(i)	34
Class C
Six months ended 08/31/13	16.44	0.25	(1.70)	(1.45)	(0.24)	—	(0.24)	14.75	(8.88	)(d)	17,996	1.70	(e)	1.70	(e)	1.65	(e)	3.17	(e)	5
Year ended 02/28/13	16.10	0.51	0.36	0.87	(0.53)	—	(0.53)	16.44	5.50	(d)	21,556	1.58		1.66		1.53		3.13		10
Year ended 02/29/12	14.64	0.59	1.46	2.05	(0.59)	—	(0.59)	16.10	14.33	(d)	18,533	1.44		1.69		1.40		3.89		18
Period ended 02/28/11	15.77	0.25	(1.13)	(0.88)	(0.25)	—	(0.25)	14.64	(5.62	)(d)	16,684	1.43	(f)	1.68	(f)	1.41	(f)	4.11	(f)	10
Year ended 09/30/10	15.39	0.59	0.38	0.97	(0.59)	—	(0.59)	15.77	6.50	(d)	19,049	1.51		1.76		1.48		3.84		18
Year ended 09/30/09	14.29	0.61	1.10	1.71	(0.61)	—	(0.61)	15.39	12.51	(i)(k)	19,444	1.50	(i)	1.75	(i)	1.44	(i)	4.40	(i)	32
Year ended 09/30/08	15.99	0.58	(1.67)	(1.09)	(0.59)	(0.02)	(0.61)	14.29	(7.04	)(k)	18,644	1.64		1.89		1.48		3.70		34
Class Y
Six months ended 08/31/13	16.44	0.33	(1.70)	(1.37)	(0.32)	—	(0.32)	14.75	(8.41	)(d)	6,872	0.70	(e)	0.70	(e)	0.65	(e)	4.17	(e)	5
Year ended 02/28/13	16.10	0.67	0.37	1.04	(0.70)	—	(0.70)	16.44	6.55	(d)	8,657	0.58		0.66		0.53		4.13		10
Year ended 02/29/12	14.64	0.76	1.45	2.21	(0.75)	—	(0.75)	16.10	15.46	(d)	6,792	0.44		0.69		0.40		4.89		18
Period ended 02/28/11	15.78	0.32	(1.15)	(0.83)	(0.31)	—	(0.31)	14.64	(5.27	)(d)	10	0.43	(f)	0.68	(f)	0.41	(f)	5.11	(f)	10
Year ended 09/30/10(l)	15.44	0.25	0.34	0.59	(0.25)	—	(0.25)	15.78	3.83	(d)	10	0.51	(f)	0.76	(f)	0.73	(f)	4.77	(f)	18

(a)	Calculated using average shares outstanding.
(b)	For the years ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $61,546,396 and sold of $9,539,859 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco New York Tax-Free Income Fund into the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $136,871, $3,743, $20,603 and $8,263 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.04%, 0.33% and 0.75% for the six months ended August 31, 2013, the year ended February 28, 2013, the year ended February 29, 2012, period ended February 28, 2011 and the year ended September 30, 2010, respectively.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(j)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Commencement date of June 1, 2010.

19                         Invesco New York Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$914.80	$4.59	$1,020.42	$4.84	0.95%
B	1,000.00	914.40	4.58	1,020.42	4.84	0.95
C	1,000.00	911.20	8.19	1,016.64	8.64	1.70
Y	1,000.00	915.90	3.38	1,021.68	3.57	0.70

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013 through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

20                         Invesco New York Tax Free Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco New York Tax Free Income Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper New York Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the

21                         Invesco New York Tax Free Income Fund

worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

22                         Invesco New York Tax Free Income Fund

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This service is provided by Invesco Investment Services, Inc.

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242 VK-NYTFI-SAR-1 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2013

Invesco Tax-Exempt Cash Fund Nasdaq: A: ACSXX ■ Investor: TEIXX

2	Fund Information
3	Letters to Shareholders
4	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/us.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Information

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.

Team managed by Invesco Advisers, Inc.

2                Invesco Tax-Exempt Cash Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely, Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

	■	Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.

■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely, Philip Taylor Senior Managing Director, Invesco Ltd.

3                 Invesco Tax-Exempt Cash Fund

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.18%
Alabama–0.98%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.05%	05/01/41	$1,100	$1,100,000

California–1.34%
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	11/01/38	1,500	1,500,000

Colorado–11.08%
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	12/01/23	745	745,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	11/01/38	2,500	2,500,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	11/01/28	790	790,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	02/15/28	365	365,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.08%	02/01/31	1,585	1,585,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	12/01/34	2,500	2,500,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(b)(d)	0.42%	12/01/30	3,900	3,900,000
				12,385,000

Florida–1.86%
Broward (County of) Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC–Citibank, N.A.)(a)(b)	0.06%	11/01/31	600	600,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.07%	11/01/36	675	675,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.06%	07/01/32	800	800,000
				2,075,000

Georgia–2.41%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC–Branch Banking & Trust Co.)(a)(b)	0.06%	08/01/38	900	900,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	07/01/24	1,200	1,200,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.04%	09/01/35	600	600,000
				2,700,000

Illinois–5.70%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(c)	0.09%	10/01/17	100	100,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.08%	08/15/25	473	473,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.07%	06/01/29	5,800	5,800,000
				6,373,000

Iowa–2.28%
Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.09%	05/01/42	2,000	2,000,000
West Des Moines (City of); Series 2013 A, Ref. Unlimited Tax GO Bonds	2.00%	06/01/14	540	546,930
				2,546,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.79%
Olathe Unified School District No. 233; Series 2009 C, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	$250	$259,207
Overland Park (City of); Series 2013 B, Ref. Internal Improvement Unlimited Tax GO Bonds	1.50%	09/01/13	620	620,021
				879,228

Kentucky–6.80%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	12/01/29	3,000	3,000,000
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	04/01/32	3,800	3,800,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	07/01/38	800	800,000
				7,600,000

Louisiana–0.82%
St. Tammany Parish Wide School District No. 12; Series 2013, Unlimited Tax GO Bonds	3.00%	04/01/14	900	912,582

Maryland–0.12%
Baltimore (County of) (Metropolitan District-73rd Issue); Series 2010 A, Unlimited Tax GO Bonds	5.00%	11/01/13	135	136,044

Massachusetts–0.36%
Massachusetts (State of) (Consolidated Loan of 2010); Series 2010 C, Ref. Limited Tax GO Bonds	4.00%	01/01/14	100	101,199
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	07/01/38	300	300,000
				401,199

Michigan–2.11%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	10/15/30	5	5,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	10/15/38	1,650	1,650,000
Michigan (State of) Housing Development Authority (Parks of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.05%	08/15/32	500	500,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.07%	10/01/31	200	200,000
				2,355,000

Minnesota–2.68%
St. Paul (City of) Port Authority; Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(a)(b)(d)	0.09%	03/01/29	3,000	3,000,000

Missouri–6.58%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.12%	11/01/37	3,360	3,360,000
St. Louis (City of) Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	12/01/40	4,000	4,000,000
				7,360,000

New Hampshire–1.43%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.06%	09/01/37	1,600	1,600,000

New Jersey–0.72%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.08%	02/01/28	800	800,000

North Carolina–4.92%
Mecklenburg (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/14	150	156,430
North Carolina (State of) Capital Facilities Finance Agency (Duke University);
Series 1991 B, VRD RB(a)	0.05%	12/01/21	900	900,000
Series 2006 A, Ref. RB	4.00%	10/01/13	100	100,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.10%	09/01/27	$3,905	$3,905,000
Winston-Salem (City of); Series 2013, Stormwater Fee RB	2.00%	06/01/14	430	435,604
				5,497,333

North Dakota–1.79%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/14	2,000	2,000,000

Ohio–2.84%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	11/01/40	810	810,000
Central Ohio Solid Waste Authority; Series 2012, Ref. & Improvement Solid Waste Facilities Limited Tax GO Bonds(f)	3.00%	12/01/13	45	45,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	08/02/38	1,600	1,600,000
Ohio (State of); Series 2010 N, Common Schools Unlimited Tax GO Bonds(f)(g)	5.00%	06/15/14	700	726,083
				3,181,083

Oklahoma–0.23%
Oklahoma (City of); Series 2006, Unlimited Tax GO Bonds	5.00%	03/01/14	250	255,906

Oregon–2.13%
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	11/01/28	780	780,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)(a)(e)	0.08%	10/15/38	1,600	1,600,000
				2,380,000

Pennsylvania–11.68%
Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(a)(b)	0.06%	11/01/30	675	675,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.06%	03/01/30	1,200	1,200,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.07%	10/15/25	500	500,000
Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.07%	11/01/14	3,000	3,000,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(d)	0.08%	07/01/38	6,480	6,480,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.07%	05/01/34	1,200	1,200,000
				13,055,000

Rhode Island–2.95%
Rhode Island Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.08%	09/01/32	3,300	3,300,000

Tennessee–1.28%
Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.12%	06/01/24	930	930,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	12/15/42	500	500,000
				1,430,000

Texas–2.66%
Brazosport Independent School District; Series 2004, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	4.00%	02/15/14	200	203,314
Dallas (City of); Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/14	300	306,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
El Paso (City of); Series 2012 A, Ref. Water & Sewer Improvement RB	2.00%	03/01/14	$175	$176,430
Joaquin Independent School District; Series 2010, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.00%	02/15/14	120	121,437
Plains Independent School District; Series 2013 A, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	880	894,300
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	1,050	1,068,635
Texas A&M University System Board of Regents; Series 2010 A, Ref. Financing System RB	4.00%	05/15/14	100	102,595
Webb (County of); Series 2013, Limited Tax GO Ctfs.	2.00%	02/15/14	100	100,733
				2,973,773

Utah–1.24%
Davis School District; Series 2009, Unlimited Tax GO Bonds (CEP–Utah School Bond Guarantee Program)	3.00%	06/01/14	875	892,292
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB(a)	0.06%	05/15/35	500	500,000
				1,392,292

Virginia–5.31%
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	03/01/35	4,500	4,500,000
Chesapeake (City of); Series 2011 A, Ref. Public Improvement Unlimited Tax GO Bonds	3.00%	12/01/13	725	730,013
Henrico (County of); Series 2008 A, Public Improvement Unlimited Tax GO Bonds	5.00%	12/01/13	200	202,362
Virginia (State of); Series 2011 A-1, Unlimited Tax GO Bonds	3.00%	06/01/14	500	510,237
				5,942,612

Washington–3.49%
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.16%	11/01/32	200	200,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.08%	05/01/28	3,705	3,705,000
				3,905,000

Wisconsin–3.58%
New Berlin (City of); Series 2012 A, Ref. Corporate Purpose Unlimited Tax GO Bonds	2.00%	06/01/14	500	506,716
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.11%	07/01/16	2,500	2,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.07%	12/01/36	1,000	1,000,000
				4,006,716

Wyoming–4.02%
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	4,500	4,500,000
TOTAL INVESTMENTS(h)(i)–96.18% (Cost $107,543,698)				107,543,698
OTHER ASSETS LESS LIABILITIES–3.82%				4,275,391
NET ASSETS–100.00%				$111,819,089

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit

MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Tax-Exempt Cash Fund

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $2,130,000, which represented 1.90% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Great Britain: 5.8%; other countries less than 5% each: 7.2%.
(e)	Security subject to the alternative minimum tax.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
U.S. Bank, N.A.	23.5%
PNC Bank, N.A.	8.4
Wells Fargo Bank, N.A.	8.0
FHLMC	7.6
JPMorgan Chase Bank, N.A.	6.2
Lloyds TSB Bank PLC	6.0
BMO Harris, N.A.	5.5

Portfolio composition*

In days, as of August 31, 2013

1-7	91.2%
8-30	0.0
31-60	0.1
61-90	0.1
91-180	1.7
181+	6.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

8                         Invesco Tax-Exempt Cash Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value and cost	$107,543,698
Cash	90,535
Receivable for:
Investments sold	1,730,017
Fund shares sold	5,392,341
Interest	62,301
Fund expenses absorbed	15,007
Investment for trustee deferred compensation and retirement plans	45,004
Other assets	27,531
Total assets	114,906,434

Liabilities:
Payable for:
Investments purchased	2,875,518
Fund shares reacquired	102,997
Dividends	3,301
Accrued fees to affiliates	24,630
Accrued trustees’ and officers’ fees and benefits	2,596
Accrued other operating expenses	23,796
Trustee deferred compensation and retirement plans	54,507
Total liabilities	3,087,345
Net assets applicable to shares outstanding	$111,819,089

Net assets consist of:
Shares of beneficial interest	$111,816,128
Undistributed net investment income	19,518
Undistributed net realized gain (loss)	(16,557)
$111,819,089

Net Assets:
Class A	$76,399,963
Class Y	$17,278,123
Investor Class	$18,141,003

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	76,399,735
Class Y	17,278,073
Investor Class	18,140,994
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Tax-Exempt Cash Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$60,512

Expenses:
Advisory fees	131,394
Administrative services fees	25,206
Custodian fees	913
Distribution fees — Class A	25,214
Transfer agent fees	34,810
Trustees’ and officers’ fees and benefits	13,089
Registration and filing fees	18,905
Professional services fees	20,622
Other	13,930
Total expenses	284,083
Less: Expenses reimbursed and expense offset arrangement(s)	(269,163)
Net expenses	14,920
Net investment income	45,592
Net realized gain from investment securities	284
Net increase in net assets resulting from operations	$45,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Tax-Exempt Cash Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$45,592	$85,116
Net realized gain	284	1,738
Net increase in net assets resulting from operations	45,876	86,854

Distributions to shareholders from net investment income:
Class A	(30,457)	(26,249)
Class Y	(9,251)	(10,509)
Investor Class	(5,884)	(6,625)
Total distributions from net investment income	(45,592)	(43,383)

Share transactions–net:
Class A	47,296,747	(2,758,143)
Class Y	(1,456,991)	6,272,408
Investor Class	9,505,179	(895,326)
Net increase in net assets resulting from share transactions	55,344,935	2,618,939
Net increase in net assets	55,345,219	2,662,410

Net assets:
Beginning of period	56,473,870	53,811,460
End of period (includes undistributed net investment income of $19,518 and $19,518, respectively)	$111,819,089	$56,473,870

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Exempt Cash Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund currently consists of three different classes of shares: Class A, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Under certain circumstances, Class A shares are subject to contingent deferred sales charges (“CDSC”). Class A, Class Y and Investor Class shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and

11                         Invesco Tax-Exempt Cash Fund

ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at the annual rate of 0.35% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily agreed to waive all fees and/or reimburse all expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended August 31, 2013, the Adviser reimbursed Fund expenses of $243,843.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund,

12                         Invesco Tax-Exempt Cash Fund

subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation up to a maximum annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. Of the Rule 12b-1 payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended August 31, 2013, the Class A shares paid $0 after IDI waived Plan fees of $25,214.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended August 31, 2013, IDI advised the Fund that IDI retained $209 from Class A shares for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2013, the Fund engaged in securities purchases of $94,234,693 and securities sales of $30,686,946, which resulted in net realized gains of $0.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $106.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Tax-Exempt Cash Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$8,566	$—	$8,566
February 28, 2018	3,681	—	3,681
February 28, 2019	4,594	—	4,594
	$16,841	$—	$16,841

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	69,580,202	$69,580,202	73,167,119	$73,167,119
Class Y	16,498,297	16,498,297	34,393,095	34,393,095
Investor Class	13,835,109	13,835,109	2,470,520	2,470,520

Issued as reinvestment of dividends:
Class A	17,136	17,136	20,603	20,603
Class Y	9,248	9,248	10,505	10,505
Investor Class	5,852	5,852	6,564	6,564

Reacquired:
Class A	(22,300,591)	(22,300,591)	(75,945,865)	(75,945,865)
Class Y	(17,964,536)	(17,964,536)	(28,131,192)	(28,131,192)
Investor Class	(4,335,782)	(4,335,782)	(3,372,410)	(3,372,410)
Net increase in share activity	55,344,935	$55,344,935	2,618,939	$2,618,939

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Tax-Exempt Cash Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Class A
Six months ended 08/31/13	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.06%	$76,400	0.04	%(c)	0.79	%(c)	0.12	%(c)
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	29,103	0.08		0.79		0.14
Year ended 02/29/12	1.00	0.00	—	0.00	(0.00)	1.00	0.05	31,831	0.17		0.89		0.05
Year ended 02/28/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	36,425	0.29		0.82		0.05
Eleven months ended 02/28/10	1.00	0.00	—	0.00	(0.00)	1.00	0.07	19,008	0.36	(d)	1.07	(d)	0.08	(d)
Year ended 03/31/09	1.00	0.01	—	0.01	(0.01)	1.00	1.06	18,838	0.98		1.18		1.05
Year ended 03/31/08	1.00	0.03	—	0.03	(0.03)	1.00	2.62	31,812	0.92		1.07		2.58
Class Y
Six months ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	17,278	0.04	(c)	0.69	(c)	0.12	(c)
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	18,735	0.08		0.69		0.14
Year ended 02/29/12	1.00	0.00	—	0.00	(0.00)	1.00	0.05	12,459	0.17		0.79		0.05
Year ended 02/28/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	12,464	0.29		0.72		0.05
Eleven months ended 02/28/10	1.00	0.00	—	0.00	(0.00)	1.00	0.07	16,782	0.36	(d)	0.93	(d)	0.08	(d)
Year ended 03/31/09(e)	1.00	0.00	—	0.00	(0.00)	1.00	0.27	11,169	0.94	(d)	1.01	(d)	1.09	(d)
Investor Class
Six months ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	18,141	0.04	(c)	0.69	(c)	0.12	(c)
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	8,636	0.08		0.69		0.14
Year ended 02/29/12	1.00	0.00	—	0.00	(0.00)	1.00	0.05	9,521	0.17		0.79		0.05
Year ended 02/28/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	9,762	0.29		0.72		0.05
Eleven months ended 02/28/10	1.00	0.00	—	0.00	(0.00)	1.00	0.07	11,960	0.36	(d)	0.93	(d)	0.08	(d)
Year ended 03/31/09	1.00	0.01	—	0.01	(0.01)	1.00	1.14	12,647	0.90		0.93		1.13
Year ended 03/31/08	1.00	0.03	—	0.03	(0.03)	1.00	2.72	13,959	0.82		0.82		2.68

(a)	Calculated using average shares outstanding except for the year ended March 31, 2008.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $50,016, $14,799 and $9,655 for Class A, Class Y and Investor Class shares, respectively.
(d)	Annualized.
(e)	Commencement date of October 3, 2008.

15                         Invesco Tax-Exempt Cash Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,000.60	$0.20	$1,025.00	$0.20	0.04%
Y	1,000.00	1,000.60	0.20	1,025.00	0.20	0.04
Investor	1,000.00	1,000.60	0.20	1,025.00	0.20	0.04

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013 through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco Tax-Exempt Cash Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Tax-Exempt Cash Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that

17                         Invesco Tax-Exempt Cash Fund

performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. Invesco Advisers noted the low interest rate environment which results in expense waivers, limited investment vehicles and performance challenges. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fee

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.

Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.

The Board noted that Invesco Advisers is currently waiving expenses to maintain a positive yield by the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted

that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that although Invesco Advisers makes a profit on advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

18                         Invesco Tax-Exempt Cash Fund

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You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242 TEC-SAR-11 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2013

Invesco Tax-Free Intermediate Fund
Nasdaq:
A: ATFAX ■ A2: AITFX ■ C: ATFCX ■ Y: ATFYX ■ R5: ATFIX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

29	Financial Statements

31	Notes to Financial Statements

36	Financial Highlights

37	Fund Expenses

38	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/13 to 8/31/13, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.39%
Class A2 Share	-3.18
Class C Shares	-3.76
Class Y Shares	-3.27
Class R5 Shares	-3.20
Barclays Municipal Bond Index▼ (Broad Market Index)	-5.60
Bank of America Merrill Lynch 3-7 Year Municipal Index▼ (Style-Specific Index)	-1.93
Lipper Intermediate Municipal Debt Funds Index▼ (Peer Group Index)	-4.34
Source: ▼Lipper Inc.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The Bank of America Merrill Lynch 3-7 Year Municipal Index in an unmanaged index comprising bonds with an outstanding par of at least $25 million and maturities of three to seven years.

The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Tax-Free Intermediate Fund

Average Annual Total Returns

As of 8/31/2013, including maximum applicable sales charges

	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares

Class A Shares
Inception (10/31/02)	3.35%	3.33%	3.40%
10 Years	3.39	3.37	3.43
5 Years	4.00	4.00	3.86
1 Year	-3.81	-3.81	-0.87

Class A2 Shares
Inception (5/11/87)	5.18%	5.17%	5.11%
10 Years	3.84	3.82	3.85
5 Years	4.59	4.58	4.38
1 Year	-2.12	-2.12	0.21

Class C Shares
10 Years	2.91%	2.89%	3.11%
5 Years	3.74	3.74	3.72
1 Year	-3.16	-3.16	-0.45

Class Y Shares
10 Years	3.93%	3.91%	3.93%
5 Years	4.76	4.76	4.52
1 Year	-1.13	-1.13	0.79

Class R5 Shares
10 Years	3.93%	3.87%	3.88%
5 Years	4.79	4.79	4.54
1 Year	-1.17	-1.17	0.75

Average Annual Total Returns

As of 6/30/2013, the most recent calendar quarter-end, including maximum applicable sales charges

	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares

Class A Shares
Inception (10/31/02)	3.50%	3.48%	3.51%
10 Years	3.28	3.26	3.33
5 Years	4.50	4.50	4.26
1 Year	-1.77	-1.77	0.32

Class A2 Shares
Inception (5/11/87)	5.25%	5.23%	5.16%
10 Years	3.71	3.68	3.73
5 Years	5.07	5.07	4.77
1 Year	-0.11	-0.11	1.39

Class C Shares
10 Years	2.78%	2.76%	3.00%
5 Years	4.24	4.24	4.12
1 Year	-1.09	-1.09	0.84

Class Y Shares
10 Years	3.80%	3.78%	3.81%
5 Years	5.27	5.26	4.93
1 Year	0.90	0.90	1.98

Class R5 Shares
10 Years	3.79%	3.73%	3.76%
5 Years	5.28	5.28	4.93
1 Year	0.86	0.86	1.94

Class C shares incepted on June 28, 2013. Performance shown prior to that date is that of Class A2 shares, restated to reflect the higher 12b-1 fees applicable to Class C shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.

Class R5 shares incepted on July 30, 2004. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless otherwise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class C, Class Y and Class R5 shares was 0.60%, 0.35%, 1.35%, 0.35% and 0.41%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and

Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3 Invesco Tax-Free Intermediate Fund

Letters to Shareholders

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss two that affect you and our fellow fund shareholders.

The first issue on which your Board has been working is our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

The second area of focus to highlight is the Board’s efforts to ensure that we provide a lineup of funds that allow financial advisers to build portfolios that meet shareholders’ changing financial needs and goals.

The members of your Board have worked with Invesco Advisers to provide more income-generating options in the Invesco Funds lineup to help shareholders potentially meet their income needs. Your Board recently approved changes to three existing equity mutual funds, increasing their focus on generating income while also seeking to provide long-term growth of capital.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Fund, a complete list of your Fund’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

Our website, invesco.com/us, provides fund-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■  Manage investments – Our dedicated investment professionals search the world for   the best opportunities, and each investment team follows a clear, disciplined process   to build portfolios and mitigate risk.

■ Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.

■  Connect with you – We’re committed to giving you the expert insights you need to make informed investing   decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Tax-Free Intermediate Fund

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.67%
Alabama–3.00%
Alabama (State of) 21st Century Authority;
Series 2012 A, Tobacco Settlement RB	5.00%	06/01/19	$1,750	$1,957,165
Series 2012 A, Tobacco Settlement RB	5.00%	06/01/21	1,500	1,648,455
Alabama (State of) Public School & College Authority;
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/15	1,000	1,074,690
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,142,390
Alabama (State of) Special Care Facilities Financing Authority of Birmingham (Ascension Health Senior Credit Group); Series 2006 C-1, RB(a)	4.10%	11/03/16	2,000	2,170,500
Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS–AGM)(b)	4.00%	07/01/15	1,930	2,016,869
Series 2003 A, Ref. RB (INS–AGM)(b)	4.00%	07/01/16	2,335	2,477,061
Series 2003 A, Ref. RB (INS–AGM)(b)	4.00%	07/01/17	2,465	2,624,535
Series 2003 A, Ref. RB (INS–AGM)(b)	4.00%	07/01/18	1,985	2,114,224
Series 2003 A, Ref. RB (INS–AGM)(b)	4.00%	07/01/19	1,410	1,501,298
Series 2003 A, Ref. RB (INS–AGM)(b)	4.50%	07/01/20	1,375	1,476,255
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital);
Series 2009, Health Care Facility RB(a)(c)	4.50%	06/01/14	990	1,021,660
Series 2009, Health Care Facility RB(a)(c)	4.63%	06/01/14	750	774,690
Series 2009, Health Care Facility RB(a)(c)	5.00%	06/01/14	525	543,764
Series 2009, Health Care Facility RB(a)(c)	5.25%	06/01/14	1,000	1,037,610
Series 2009, Health Care Facility RB(a)(c)	5.75%	06/01/14	2,000	2,082,740
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(b)	4.25%	08/01/18	3,540	3,928,373
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(b)	4.25%	08/01/19	3,535	3,911,159
Huntsville (City of) Health Care Authority;
Series 2010 A, RB	4.50%	06/01/15	1,970	2,084,812
Series 2010 A, RB	5.00%	06/01/18	2,740	3,066,087
Mobile (City of) Industrial Development Board (Alabama Power Co.–Barry Plant); Series 2007 C, PCR(a)	5.00%	03/19/15	2,150	2,285,041
				40,939,378

Alaska–1.10%
Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation);
Series 2004 A, RB (INS–AGM)(b)	5.13%	04/01/19	1,000	1,133,290
Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,069,751
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	765	871,595
Alaska (State of) International Airports System; Series 2006 B, RB (INS–NATL)(b)	5.00%	10/01/27	1,135	1,200,785
Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.63%	09/01/29	250	273,803
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/19	1,000	1,177,380
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS–AGC)(b)	5.13%	06/01/24	650	684,248
Valdez (City of) (BP Pipelines);
Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/21	1,800	2,045,556
Series 2003 C, Ref. Marine Terminal RB	5.00%	01/01/21	5,730	6,511,687
				14,968,095

Arizona–2.02%
Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS–AGC)(b)	4.00%	07/01/18	1,250	1,365,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of);
Series 2010 A, COP (INS–AGM)(b)	5.00%	10/01/14	$3,000	$3,141,840
Series 2010 A, COP (INS–AGM)(b)	5.00%	10/01/15	2,000	2,162,900
Series 2010 A, COP (INS–AGM)(b)	5.00%	10/01/16	3,000	3,324,330
Series 2010 A, COP (INS–AGM)(b)	5.00%	10/01/18	2,000	2,250,340
Series 2010 A, COP (INS–AGM)(b)	5.00%	10/01/19	1,000	1,127,670
Series 2010 B, COP (INS–AGM)(b)	5.00%	10/01/21	2,000	2,186,120
Series 2010 B, COP (INS–AGM)(b)	5.00%	10/01/22	2,000	2,157,640
Series 2010 B, COP (INS–AGM)(b)	5.00%	10/01/23	2,000	2,137,420
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS–AGC)(b)	5.00%	07/01/23	1,500	1,669,905
Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, RB	5.20%	07/01/22	350	338,426
Series 2012, RB	6.00%	07/01/32	500	468,380
Pima (County of) Metropolitan Domestic Water Improvement District; Series 2009, Ref. Sr. Lien RB (INS–AGM)(b)	3.00%	01/01/14	1,000	1,007,650
Pima (County of);
Series 2010, COP	3.50%	06/01/14	2,130	2,180,992
Series 2010, COP	3.50%	06/01/15	1,200	1,261,380
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS–SGI)(b)	5.00%	07/01/24	750	772,912
				27,553,205

California–9.64%
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(b)	5.00%	08/01/25	1,520	1,636,766
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS–AGC)(b)	5.25%	08/01/28	1,350	1,409,184
Association of Bay Area Governments Finance Authority for Non-profit Corps. (Casa de las Campanas, Inc.); Series 2010, RB (INS–Cal-Mortgage)(b)	4.00%	09/01/15	675	712,030
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2011, Ref. RB	5.00%	08/15/15	1,000	1,085,640
California (State of) Health Facilities Financing Authority (St. Joseph Health System);
Series 2009 C, Ref. RB(a)	5.00%	10/16/14	3,125	3,271,656
Series 2009 D, Ref. RB(a)	5.00%	10/18/16	6,000	6,652,860
California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2010 B, RB(c)	5.10%	02/01/19	735	818,033
Series 2010 B, RB(a)(c)	5.50%	02/01/20	1,250	1,491,525
California (State of) Pollution Control Financing Authority (BP West Coast Products LLC); Series 2009, Ref. Environmental Improvement RB(a)	2.60%	09/02/14	4,650	4,752,300
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-3, TEMPS-40SM RB	2.10%	10/01/19	2,250	2,190,127
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS–Cal-Mortgage)(b)	5.00%	08/15/17	385	430,195
Series 2008 A, RB (INS–Cal-Mortgage)(b)	5.25%	08/15/19	325	363,695
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (INS–AMBAC)(b)	5.05%	10/01/28	1,500	1,478,925
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB(a)(d)	1.01%	05/01/17	6,000	6,000,000
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/20	1,900	2,165,715
Series 2009 B, Ref. Economic Recovery Unlimited Tax GO Bonds(a)(d)	5.00%	07/01/14	1,095	1,138,647
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/17	2,000	2,297,260
Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds(a)(d)	0.74%	05/01/15	3,000	3,000,000
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds(d)	1.06%	05/01/19	4,000	4,000,000
California Infrastructure & Economic Development Bank (The Paul Getty Trust); Series 2011 J, Ref. RB(a)(d)	0.56%	04/01/14	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/18	$3,000	$2,970,090
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/21	1,500	1,108,230
Evergreen Elementary School District (Election of 2006);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(e)	0.00%	08/01/25	3,000	1,730,610
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(e)	0.00%	08/01/28	1,000	456,880
Fresno (City of); Series 2008 A, Sewer System RB (INS–AGC)(b)	5.00%	09/01/25	2,040	2,192,878
Hayward Unified School District (Election of 2008);
Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/17	1,000	914,750
Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/20	1,000	783,310
Inland Valley Development Agency;
Series 2011 A, Tax Allocation RB(a)	4.00%	03/01/14	4,000	4,046,320
Series 2011 B, Tax Allocation RB(a)	4.25%	03/01/15	2,500	2,582,450
Series 2011 C, Tax Allocation RB(a)	4.50%	03/01/16	2,500	2,623,800
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/17	575	609,707
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/18	450	475,704
Irvine (City of) Public Facilities & Infrastructure Authority; Series 2012 A, Special Assessment RB	3.00%	09/02/14	445	453,526
Kern Community College District; Series 2010, Ref. COP	4.00%	04/01/14	2,000	2,038,520
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	08/01/24	1,000	1,076,540
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.00%	05/15/28	1,000	1,049,120
Series 2009 A, Sr. RB	5.25%	05/15/29	1,000	1,070,170
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,299,080
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/26	670	734,307
Lynwood (City of) Utility Authority; Series 2009 A, Ref. Enterprise RB (INS–AGC)(b)	5.00%	06/01/29	1,625	1,647,571
Madera (City of) Irrigation District; Series 2008, Ref. Water RB	5.00%	01/01/23	2,250	2,372,535
Monterey (County of) (2009 Refinancing);
Series 2009, COP (INS–AGM)(b)	5.00%	08/01/16	1,000	1,105,600
Series 2009, COP (INS–AGM)(b)	5.00%	08/01/19	2,360	2,656,345
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/21	1,155	1,235,596
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(b)	5.00%	08/01/20	2,530	2,862,088
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/14	1,000	1,032,210
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,080,680
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,118,500
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,099,380
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/23	1,300	841,555
Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	1,000	1,128,040
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS–AGC)(b)	5.13%	07/01/25	1,500	1,581,570
Series 2010, Ref. COP	5.00%	02/01/16	4,665	5,015,435
Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,334,640
Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,274,500
Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,627,200
Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	543,650
San Diego (City of) Public Facilities Financing Authority; Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/14	500	517,165
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,253,140
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS–NATL)(b)	4.38%	01/01/24	1,000	988,890
Santa Monica Community College District (Election of 2002); Series 2010 E, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/26	1,000	556,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/22	$1,900	$1,314,401
Series 2009 B-1, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/23	2,000	1,294,700
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(b)	3.20%	06/01/20	2,500	2,414,800
Val Verde Unified School District; Series 2009 A, Ref. COP (INS–AGC)(b)	5.00%	03/01/29	2,040	1,994,814
Vernon (City of);
Series 2009 A, Electric System RB	5.13%	08/01/21	4,600	4,920,436
Series 2009 A, Electric System RB	5.50%	08/01/15	625	672,488
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/27	1,000	1,142,520
West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,112,593
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	08/01/28	1,500	1,577,835
				131,427,457

Colorado–2.11%
Adams State College;
Series 2009 A, Auxiliary Facilities Improvement RB (CEP–Colorado Higher Education Intercept Program)	5.00%	05/15/29	450	463,698
Series 2009 A, Auxiliary Facilities Improvement RB (CEP–Colorado Higher Education Intercept Program)	5.20%	05/15/27	340	357,830
Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS–AGM)(b)	5.00%	12/01/20	1,000	1,110,020
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	6.75%	12/01/23	820	892,758
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.);
Series 2003 A, Hospital RB (INS–AGM)(b)	5.00%	05/15/15	1,000	1,068,780
Series 2003 A, Hospital RB (INS–AGM)(b)	5.25%	05/15/26	1,000	1,042,770
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,176,350
Colorado School of Mines Board of Trustees; Series 2009 A, Ref. & Improvement Enterprise RB (CEP–Colorado Higher Education Intercept Program)	5.00%	12/01/29	500	507,340
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/25	2,000	2,137,200
Denver (City of) Urban Renewal Authority (Stapleton);
Series 2013 A-1, Sr. Tax Increment Allocation RB	5.00%	12/01/20	3,000	3,368,370
Series 2013 A-1, Sr. Tax Increment Allocation RB	5.00%	12/01/21	3,800	4,192,616
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds	5.00%	12/01/28	1,000	1,073,450
Glenwood Springs (City of);
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/13	100	100,227
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/14	1,005	1,032,125
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,045,420
Northern Colorado Water Conservancy District; Series 2007 J, Ref. RB (INS–AMBAC)(b)	5.00%	12/01/14	1,300	1,374,061
Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,715,732
Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,000	2,177,140
University of Colorado Hospital Authority;
Series 2012 A, RB	5.00%	11/15/23	750	816,225
Series 2012 A, RB	5.00%	11/15/24	1,000	1,074,050
				28,726,162

Connecticut–0.70%
Connecticut (State of) (Transportation Infrastructure); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,269,360
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	4.00%	07/01/23	1,500	1,483,110
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS–AGM)(b)	4.00%	07/01/22	2,590	2,697,692

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds(d)	0.61%	03/01/19	$2,000	$2,000,000
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,082,640
				9,532,802

Delaware–0.20%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/22	1,000	1,009,290
Series 2009 A, RB	5.00%	07/01/18	1,540	1,725,508
				2,734,798

District of Columbia–0.78%
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/17	2,035	2,060,193
District of Columbia (Georgetown University);
Series 2001 C, University RB(a)	5.25%	04/01/23	2,000	2,186,580
Series 2009 A, Ref. University RB	5.00%	04/01/15	2,000	2,134,760
Series 2011, University RB(a)	5.00%	04/01/21	2,055	2,267,446
District of Columbia; Series 2011 E, Ref. Income Tax Sec. RB(d)	0.66%	12/01/15	2,000	2,000,000
				10,648,979

Florida–5.50%
Broward (County of);
Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,564,157
Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/26	2,885	3,035,453
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,093,400
Citizens Property Insurance Corp. (High Risk Account);
Series 2009 A-1, Sr. Sec. RB (INS–AGC)(b)	5.00%	06/01/16	2,000	2,205,960
Series 2010 A-1, Sr. Sec. RB (INS–AGM)(b)	5.00%	06/01/14	2,500	2,587,225
Series 2010 A-1, Sr. Sec. RB (INS–AGM)(b)	5.00%	06/01/17	2,000	2,233,220
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	8,000	8,585,520
Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,194,740
Series 2009 A, Lottery RB	5.25%	07/01/24	1,715	1,896,396
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS–NATL)(b)	5.00%	07/01/18	1,335	1,491,035
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2012 A, RB	3.00%	12/01/15	605	632,025
Florida (State of) Municipal Power Agency (St. Lucie);
Series 2011 A, RB	4.00%	10/01/16	500	543,635
Series 2011 A, RB	4.00%	04/01/17	500	545,690
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2010 A, RB	5.00%	07/01/15	5,250	5,656,612
Gulf Breeze (City of) (2010 A Loan Program–Loans to City of Pensacola);
Series 2010 A, Capital Funding RB (INS–AGM)(b)	5.00%	10/01/15	1,590	1,712,382
Series 2010 A, Capital Funding RB (INS–AGM)(b)	5.00%	10/01/16	1,495	1,651,362
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB(f)	4.50%	12/01/20	3,050	3,374,672
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,160,280
Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,239,480
Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/26	1,075	1,115,495
JEA; Series 2009 Three A, Electric System RB	5.00%	10/01/26	1,125	1,149,851
Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS–AGM)(b)	5.00%	10/01/17	1,900	2,152,890
Series 2003, Ref. Electric System RB (INS–AGM)(b)	5.25%	10/01/15	1,500	1,636,500
Series 2003, Ref. Electric System RB (INS–AGM)(b)	5.25%	10/01/16	1,500	1,683,975
Lakeland (City of) (Lakeland Regional Health Systems); Series 2011, Ref. Hospital System RB	4.00%	11/15/14	585	607,014

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.13%	11/15/32	$1,500	$1,410,795
Series 2012, RB	5.50%	11/15/32	1,000	985,200
Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/16	1,000	1,082,200
Miami (City of);
Series 1998, Ref. Parking System RB (INS–NATL)(b)	5.25%	10/01/15	900	952,947
Series 2009, Ref. Parking System RB (INS–AGC)(b)	5.00%	10/01/28	750	763,350
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/17	500	567,805
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS–AGC)(b)	5.00%	06/01/18	1,000	1,122,290
Series 2009, Public Facilities RB (INS–AGC)(b)	5.50%	06/01/29	2,455	2,523,544
Miami-Dade (County of) (Miami International Airport);
Series 2009 A, Aviation RB (INS–AGC)(b)	5.00%	10/01/27	120	124,224
Series 2009 B, Aviation RB (INS–AGC)(b)	5.00%	10/01/26	1,000	1,043,080
Series 2009 B, Aviation RB (INS–AGC)(b)	5.00%	10/01/29	1,000	1,020,450
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(b)	5.00%	10/01/24	1,500	1,633,335
Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(b)	5.13%	10/01/25	1,525	1,657,187
Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(b)	5.50%	10/01/20	1,500	1,695,450
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	1,085	1,135,800
Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	840,450
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS–AGC)(b)	6.25%	09/01/27	500	530,805
Volusia (County of) School Board; Series 2011, Ref. Sales Tax RB (INS–AGM)(b)	5.00%	10/01/14	2,000	2,081,580
				74,919,461

Georgia–3.71%
Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	4.13%	11/01/19	970	1,062,548
Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	5.00%	11/01/17	1,500	1,712,670
Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	5.00%	11/01/20	1,500	1,664,895
Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	5.00%	11/01/21	1,500	1,636,965
Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	5.25%	11/01/27	2,000	2,152,140
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR(a)	2.40%	04/01/20	2,000	1,900,500
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	2,440	2,657,014
Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/20	2,500	2,680,025
Series 2009 A, RAC	4.50%	06/15/21	2,500	2,646,300
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB(c)	4.00%	11/15/16	2,460	2,707,402
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	2,830	2,933,380
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/22	2,000	2,179,540
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2010 A, RAC	5.00%	02/15/16	1,245	1,347,663
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System);
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,077,840
Series 2008 A, RAC	5.25%	08/01/23	1,000	1,056,550
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(b)	5.25%	07/01/29	2,000	2,035,520
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/19	635	684,441
Series 2009, RAC	5.00%	08/01/24	1,260	1,350,128
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS–AGM)(b)	3.50%	08/01/20	2,000	2,054,260
Series 2010, RAC (INS–AGM)(b)	5.00%	08/01/21	1,500	1,648,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	4.00%	10/01/13	$700	$701,666
Series 2012 A, RB	4.00%	10/01/14	585	601,011
Series 2012 A, RB	4.00%	10/01/16	1,660	1,756,927
Series 2012 C, RB	5.25%	10/01/27	1,000	1,009,670
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	2,500	2,552,825
South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (INS–SGI)(b)	5.00%	08/01/20	1,385	1,510,052
Series 2007, RB (INS–SGI)(b)	5.00%	08/01/21	1,490	1,657,848
Series 2007, RB (INS–SGI)(b)	5.00%	08/01/22	605	670,897
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	4.75%	11/01/25	750	752,377
Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/24	2,000	2,131,960
				50,533,799

Guam–0.76%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,085	1,156,556
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS–AGM)(b)	5.00%	10/01/19	1,000	1,132,920
Series 2012 A, Ref. RB (INS–AGM)(b)	5.00%	10/01/20	1,595	1,801,840
Series 2012 A, Ref. RB (INS–AGM)(b)	5.00%	10/01/23	2,000	2,213,660
Series 2012 A, Ref. RB (INS–AGM)(b)	5.00%	10/01/24	2,250	2,444,017
Series 2012 A, Ref. RB (INS–AGM)(b)	5.00%	10/01/25	1,500	1,604,430
				10,353,423

Idaho–0.66%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,151,470
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/25	500	536,100
Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	430	438,776
Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	620	653,139
Regents of the University of Idaho;
Series 2007 B, General RB (INS–AGM)(a)(b)	4.50%	04/01/18	1,760	1,920,811
Series 2011, Ref. General RB(a)	5.25%	04/01/21	3,905	4,315,767
				9,016,063

Illinois–6.02%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/23	1,260	1,353,177
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,145	1,154,584
Chicago (City of) (O’Hare International Airport);
Series 2008 A, Ref. Passenger Facility Charge RB (INS–AGM)(b)	5.00%	01/01/16	1,400	1,535,464
Series 2010 C, Third Lien General Airport RB (INS–AGC)(b)	5.25%	01/01/21	1,025	1,141,491
Chicago (City of) Board of Education; Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds(a)(d)	0.89%	06/01/18	10,000	10,000,000
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS–AGC)(b)	5.25%	06/01/23	2,500	2,653,900
Cook (County of);
Series 2004 A, Ref. Unlimited Tax GO Bonds(a)(c)	5.00%	05/15/14	1,590	1,660,278
Series 2004 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(b)	5.00%	11/15/17	3,410	3,549,333
Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/19	2,015	2,276,225
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/20	5,150	5,682,149
Cook County School District No. 144 (Prairie Hills);
Series 2010 A, School Limited Tax GO Bonds(c)	4.00%	12/01/16	870	957,035
Series 2010 A, School Limited Tax GO Bonds(c)	4.25%	12/01/20	555	625,313

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
DeKalb County Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds(e)	0.00%	01/01/19	$1,000	$860,300
Series 2010, School Building Unlimited Tax CAB GO Bonds(e)	0.00%	01/01/20	1,000	804,140
Dolton (Village of);
Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(b)	4.25%	12/01/21	1,000	1,061,500
Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(b)	4.25%	12/01/22	1,000	1,054,960
Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2003 A, RB(a)	4.38%	07/01/14	700	722,988
Series 2010 D, Ref. RB	5.00%	04/01/20	1,200	1,325,328
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/26	2,500	2,629,300
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 A, RB(a)(c)	7.00%	11/17/14	1,000	1,081,630
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS–AGM)(b)	5.00%	05/15/17	2,000	2,186,260
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS–AGM)(b)	5.25%	03/01/22	1,275	1,400,052
Series 2005, RB (INS–AGM)(b)	5.25%	03/01/23	1,500	1,631,370
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2009 C, RB	5.25%	08/15/29	2,015	2,052,580
Illinois (State of) Finance Authority (University of Chicago); Series 1998 B, RB(a)	3.38%	02/03/14	1,045	1,058,731
Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/16	1,000	1,079,550
Series 2010, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/17	800	875,976
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/24	2,000	2,030,240
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/25	2,000	2,011,620
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/21	2,500	2,605,200
Joliet (City of);
Series 2012, Ref. Waterworks & Sewage RB	4.00%	01/01/14	750	758,835
Series 2012, Ref. Waterworks & Sewage RB	4.00%	01/01/15	1,000	1,044,140
Kane & DeKalb Counties Community Unit School District No. 302 (Kaneland); Series 2008, School Building Unlimited Tax GO Bonds (INS–AGM)(b)	5.50%	02/01/28	1,500	1,603,905
Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO Bonds (INS–NATL)(b)	5.25%	01/01/23	4,000	4,484,040
Kendall, Kane & Will Counties Community Unit School District No. 308;
Series 2007, Unlimited Tax GO Bonds (INS–AGC)(b)	5.00%	02/01/23	5,795	6,301,599
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(b)	4.38%	10/01/21	1,020	1,067,828
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS–NATL)(b)	5.00%	01/01/19	1,000	1,100,370
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,000	1,094,210
St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/19	1,000	1,146,540
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/21	1,480	1,633,979
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/17	1,060	1,186,553
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College);
Series 2008, Unlimited Tax GO Bonds(a)(c)	5.75%	06/01/18	240	285,840
Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/27	1,195	1,260,486
				82,028,999

Indiana–1.06%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,091,430
Indiana (State of) Health Facility Financing Authority (Ascension Health Subordinate Credit Group); Series 2005 A-6, RB(a)	5.00%	06/01/14	3,500	3,624,355
Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana); Series 2004 A, Hospital RB(a)(c)	5.38%	03/01/14	1,000	1,036,060
Indiana (State of) Municipal Power Agency;
Series 2011 A, Power Supply System RB	5.00%	01/01/21	250	283,400
Series 2011 A, Power Supply System RB	5.00%	01/01/22	250	279,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS–AGC)(b)	5.25%	01/01/29	$1,040	$1,079,073
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS–AGM)(b)	5.13%	01/15/24	2,285	2,462,773
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS–AGC)(b)	5.00%	01/15/22	2,470	2,599,082
Rockport (City of) (Indiana Michigan Power Co.);
Series 2009 A, Ref. PCR(a)	6.25%	06/02/14	1,000	1,039,090
Series 2009 B, Ref. PCR(a)	6.25%	06/02/14	500	519,545
University of Southern Indiana; Series 2009 J, Student Fee RB (INS–AGC)(b)	5.00%	10/01/23	400	430,804
				14,445,287

Iowa–1.70%
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.38%	06/15/28	1,825	1,863,325
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS–AGC)(b)	5.00%	02/15/18	1,000	1,128,100
Series 2005 A, Health Facilities RB (INS–AGC)(b)	5.00%	02/15/19	500	567,440
Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, Health Facilities RB	4.00%	08/15/21	1,830	1,915,955
Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	4.00%	12/01/13	1,500	1,510,170
Series 2009 1, RB	5.00%	12/01/15	2,500	2,672,025
Series 2009 1, RB	5.00%	12/01/16	2,525	2,736,292
Series 2009 1, RB	5.25%	12/01/17	2,500	2,757,050
Series 2009 1, RB	5.25%	12/01/18	2,500	2,760,500
Series 2009 2, RB	5.40%	12/01/23	2,500	2,591,625
Series 2009 3, RB	5.00%	12/01/19	2,500	2,713,950
				23,216,432

Kansas–0.33%
Dodge City (City of); Series 2009, Sales Tax RB (INS–AGC)(b)	5.00%	06/01/21	1,000	1,111,350
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,115,050
Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,684,348
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/24	500	528,285
				4,439,033

Kentucky–2.43%
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS–AGC)(b)	5.25%	02/01/28	1,030	1,033,378
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(b)	5.75%	12/01/28	550	564,405
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS–AGM)(b)	4.00%	09/01/16	800	866,848
Series 2010 A, Power System RB (INS–AGM)(b)	5.00%	09/01/21	5,860	6,527,337
Series 2010 A, Power System RB (INS–AGM)(b)	5.00%	09/01/22	4,560	5,016,182
Series 2010 A, Power System RB (INS–AGM)(b)	5.00%	09/01/23	1,000	1,085,970
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District;
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/14	1,500	1,551,540
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/15	2,500	2,697,400
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	11,572,100
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(b)	5.00%	10/01/24	2,000	2,141,000
				33,056,160

Louisiana–4.17%
Greater New Orleans Expressway Commission; Series 2009, Ref. RB (INS–AGC)(b)	2.75%	11/01/14	600	615,042
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (INS–AGM)(b)	5.25%	01/01/28	1,000	1,002,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Lafayette (City of); Series 2010, Utilities RB	5.00%	11/01/26	$2,500	$2,714,375
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/21	1,100	1,215,632
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.);
Series 2011, Ref. RB (INS–AGM)(b)	3.00%	12/01/15	1,750	1,836,432
Series 2011, Ref. RB (INS–AGM)(b)	4.00%	12/01/17	1,690	1,855,333
Series 2011, Ref. RB (INS–AGM)(b)	4.00%	12/01/18	1,775	1,918,402
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS–AGM)(b)	4.00%	04/01/18	1,600	1,733,184
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles Public Improvement); Series 2010, RB (INS–AGC)(b)	3.00%	05/01/14	1,000	1,016,580
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles);
Series 2009, Ref. RB (INS–AGC)(b)	4.00%	04/01/16	1,435	1,530,370
Series 2009, Ref. RB (INS–AGC)(b)	4.00%	04/01/18	1,555	1,680,006
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,125,950
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS–AGC)(b)	5.00%	10/01/26	1,500	1,555,650
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS–AGC)(b)	5.00%	02/01/29	1,000	1,025,890
Louisiana (State of) Offshore Terminal Authority (Loop LCC); Series 2007 B-2A, Deepwater Port RB(a)	2.13%	10/01/15	1,000	1,018,890
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS–AGC)(b)	5.00%	07/01/22	500	521,120
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008 B, Ref. RB (INS–AGC)(b)	5.75%	07/01/18	620	660,176
Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,069,830
Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,097,830
Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,128,540
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS–AMBAC)(b)	5.00%	06/01/18	1,000	1,083,550
Louisiana (State of) Public Facilities Authority (Nineteenth Judicial District Court Building); Series 2007, RB (INS–NATL)(b)	4.50%	06/01/21	1,000	1,044,760
Louisiana (State of) Stadium & Exposition District; Series 2013 A, Ref. Sr. RB	5.00%	07/01/24	1,500	1,610,820
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS–AMBAC)(b)	5.00%	06/01/16	1,000	1,091,300
Series 2006 B, Assessment RB (INS–AMBAC)(b)	5.25%	06/01/14	1,280	1,323,430
Series 2006 C-3, Assessment RB (INS–AGC)(b)	6.13%	06/01/25	1,550	1,718,532
Series 2012, Ref. RB	5.00%	06/01/24	1,020	1,072,448
New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.00%	01/01/16	1,250	1,344,050
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/17	1,730	1,893,606
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/18	1,575	1,740,958
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/19	1,100	1,234,046
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/20	1,890	2,114,759
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/25	1,000	1,097,700
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(b)	5.00%	01/01/19	500	563,395
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(b)	6.00%	01/01/23	1,025	1,147,631
New Orleans (City of); Series 2009, Ref. Sewerage Service RB (INS–AGC)(b)	6.25%	06/01/29	1,000	1,088,280
Plaquemines (Parish of) Law Enforcement District;
Series 2009, Limited Tax GO Bonds	4.00%	09/01/14	415	425,728
Series 2009, Limited Tax GO Bonds	4.50%	09/01/17	1,350	1,452,938
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,000	969,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	$1,000	$1,044,730
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/22	5,000	5,487,700
				56,872,393

Maine–0.52%
Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(b)	5.00%	12/15/19	750	840,990
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(b)	5.00%	12/15/20	870	974,383
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(b)	5.50%	12/15/23	950	1,072,825
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group);
Series 2013, RB	5.00%	07/01/22	300	326,091
Series 2013, RB	5.00%	07/01/25	1,290	1,353,816
Maine (State of) Housing Authority; Series 2009 B, Mortgage Purchase RB	5.00%	11/15/29	2,500	2,528,025
				7,096,130

Maryland–0.31%
Baltimore (City of) (Water); Series 2009 A, Sub. Project RB	5.13%	07/01/29	250	265,093
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,108,670
Series 2008, RB (INS–AGC)(b)	5.00%	07/01/20	1,000	1,068,750
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB(a)(d)	5.00%	05/15/15	715	765,693
Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,054,290
				4,262,496

Massachusetts–0.48%
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS–AGC)(b)	4.00%	11/15/17	730	792,561
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB(a)(c)	2.25%	09/01/16	920	959,118
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS–AGC)(b)	5.00%	07/01/23	1,095	1,174,935
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,654,695
Worcester (City of); Series 2009, Limited Tax GO Bonds (INS–AGC)(b)	4.00%	11/01/16	1,860	2,010,567
				6,591,876

Michigan–4.02%
Adrian City School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.50%	05/01/15	755	814,841
Battle Creek (City of); Series 2008, Ref. Downtown Development Limited Tax GO Bonds (INS–AMBAC)(b)	5.00%	05/01/15	1,110	1,186,557
Central Michigan University Board of Trustees; Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,581,891
Hastings Area School System; Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(b)	3.25%	05/01/15	1,475	1,534,856
Michigan (State of) Building Authority (Facilities Program);
Series 2009 I, Ref. RB (INS–AGC)(b)	5.00%	10/15/23	7,150	7,747,883
Series 2009 I, Ref. RB (INS–AGC)(b)	5.25%	10/15/24	1,040	1,131,499
Series 2009 II, RB	4.00%	10/15/15	1,000	1,062,740
Series 2009 II, RB	4.00%	10/15/16	1,950	2,100,150
Series 2009 II, RB (INS–AGM)(b)	5.00%	10/15/21	1,180	1,286,436
Series 2009 II, RB (INS–AGM)(b)	5.00%	10/15/22	520	560,742
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010 F-3, Ref. & Project RB(a)	2.63%	06/30/14	2,700	2,749,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	4.00%	11/15/13	$540	$543,580
Series 2009, Ref. RB	4.00%	11/15/14	655	676,425
Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,648,545
Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,132,630
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB	5.25%	05/15/18	1,100	1,248,027
Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.00%	05/01/21	1,515	1,654,001
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.13%	05/01/23	300	322,098
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.25%	05/01/24	500	534,975
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP–Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	1,978,649
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP–Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,053,068
Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	3,000	3,426,450
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	1,500	1,608,300
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,067,200
Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,295,560
Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,222,600
Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	2,007,223
Southgate Community School District; Series 2005, Ref. Unlimited Tax GO Bonds (INS–NATL)(b)	5.00%	05/01/18	1,710	1,819,868
Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,280,920
Ypsilanti School District;
Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(b)	4.00%	05/01/14	1,985	2,030,079
Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(b)	5.00%	05/01/18	1,270	1,433,424
				54,740,573

Minnesota–2.17%
Duluth Independent School District No. 709;
Series 2009 B, COP	4.00%	03/01/14	1,360	1,376,986
Series 2009 B, COP	4.00%	03/01/15	1,400	1,444,856
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS–AGM)(b)	5.00%	08/15/19	1,400	1,596,644
Series 1995 B, Health Care RB (INS–AGM)(b)	5.00%	08/15/21	1,350	1,506,127
Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	831,032
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Ref. Sub. RB (INS–NATL)(b)	5.00%	01/01/19	2,930	3,194,403
Series 2009 A, Ref. Sr. RB	4.00%	01/01/16	135	144,457
Series 2009 A, Ref. Sr. RB	5.00%	01/01/20	1,000	1,115,130
Series 2011, Ref. RB	5.00%	01/01/20	1,500	1,711,830
Series 2011, Ref. RB	5.00%	01/01/21	1,240	1,409,161
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(b)	4.00%	02/15/14	1,000	1,015,680
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(b)	4.00%	02/15/20	1,500	1,599,285
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(b)	5.00%	02/15/16	570	621,881
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(b)	5.00%	02/15/21	1,500	1,660,335
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,069,080
Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,089,180
Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,071,920
Series 2009 Six-X, RB	5.00%	04/01/24	500	544,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minnesota (State of) Housing Finance Agency;
Series 2009 A, Residential RB	5.20%	01/01/23	$470	$494,426
Series 2009 B, Residential RB	5.45%	07/01/24	440	461,173
St. Cloud (City of) (CentraCare Health System);
Series 2010 A, Health Care RB	5.00%	05/01/15	500	535,320
Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,104,020
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, Health Care RB	5.00%	02/01/16	1,470	1,587,571
Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,337,516
				29,522,023

Mississippi–0.54%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,743,426
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS–AGC)(b)	5.00%	07/01/24	1,000	1,066,010
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (INS–AGM)(b)	5.00%	07/01/19	1,160	1,266,105
Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS–AMBAC)(b)	5.00%	07/01/16	1,000	1,094,190
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2004 B-2, RB	5.00%	09/01/23	1,975	2,144,949
				7,314,680

Missouri–1.31%
Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	528,215
Kansas City (City of);
Series 2008 A, Ref. General Improvement Airport RB(a)(c)	4.00%	09/01/14	1,000	1,037,520
Series 2010 B, Ref. Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,095,900
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/25	1,250	1,363,487
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Pool Program); Series 1999, VRD Lease RB(g)(h)	2.45%	12/01/22	470	470,000
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,130,490
Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,155,904
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Episcopal-Presbyterian Hospitals); Series 2011, Health Facilities RB	5.00%	12/01/13	200	202,378
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/20	1,000	1,120,310
St. Charles (City of); Series 2012, COP	2.00%	05/01/15	1,885	1,922,719
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS–AGM)(b)	5.00%	07/01/20	1,125	1,247,197
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS–AGC)(b)	5.00%	07/15/21	1,500	1,583,385
				17,857,505

Montana–0.54%
Gallatin (County of) Airport Authority (Passenger Facility Charge Supported); Series 2009, RB	4.38%	06/01/29	1,500	1,464,015
Helena (City of); Series 2009, COP	5.00%	01/01/29	400	415,520
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group); Series 2010, Health Care Facilities RB	5.00%	07/01/30	400	405,984
Montana (State of) Facility Finance Authority (Master Loan Program–Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP–State of Montana Board of Investments)	4.63%	07/01/18	1,010	1,135,836
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,061,430
Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,816,975
				7,299,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–0.04%
Douglas County School District No. 10 (Elkhorn Public Schools); Series 2009, Unlimited Tax GO Bonds(a)(c)	5.45%	01/12/14	$500	$509,645

Nevada–2.41%
Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	2,000	1,958,940
Clark (County of);
Series 2006, Bond Bank Limited Tax GO Bonds (INS–AMBAC)(b)	5.00%	11/01/21	5,235	5,852,521
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(b)	5.00%	07/01/22	1,000	1,105,230
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(b)	5.00%	07/01/23	4,000	4,373,440
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(b)	5.00%	07/01/24	1,855	1,994,459
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(b)	5.00%	07/01/25	1,500	1,588,275
Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,191,220
Clark County School District; Series 2004 A, Ref. Limited Tax GO Bonds (INS–AGM)(b)	5.00%	06/15/16	5,000	5,179,000
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	4,100	4,283,475
Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/16	500	555,200
Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS–AGM)(b)	5.00%	06/01/15	750	800,220
Series 2004 C, Hospital RB (INS–AGM)(b)	5.00%	06/01/17	1,365	1,517,020
Series 2005 A, Hospital RB (INS–AGM)(b)	5.25%	06/01/17	1,300	1,456,494
				32,855,494

New Hampshire–0.38%
Manchester (City of);
Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	1,750	1,831,288
Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	544,950
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/25	525	553,970
Series 2011, RB	5.50%	10/01/26	510	540,503
New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	340	350,516
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	230	236,886
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	1,070	1,094,717
				5,152,830

New Jersey–3.58%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/21	1,500	1,612,440
Series 2010 A, RB	5.25%	06/01/20	1,295	1,437,787
New Jersey (State of) Economic Development Authority;
Series 2004, Cigarette Tax RB(c)	5.50%	06/15/16	1,805	2,041,166
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	709,670
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,770,503
Series 2012, Ref. RB	5.00%	06/15/23	1,500	1,569,405
Series 2012, Ref. RB	5.00%	06/15/24	4,500	4,617,630
New Jersey (State of) Educational Facilities Authority (Seton Hall University); Series 2011 A, Ref. RB	2.00%	07/01/14	1,000	1,012,630
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2012 A, Ref. RB	5.00%	07/01/22	650	694,961
Series 2012 A, Ref. RB	5.00%	07/01/23	1,000	1,055,470
Series 2012 A, Ref. RB	5.00%	07/01/24	2,000	2,083,980
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/15	1,000	1,071,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2011 B, Transportation System RB	5.00%	06/15/19	$1,000	$1,139,000
Series 2011 B, Transportation System RB	5.00%	06/15/20	1,000	1,133,480
Series 2011 B, Transportation System RB	5.00%	06/15/21	1,000	1,125,370
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	2,000	2,248,260
Series 2009 H, RB	5.00%	01/01/21	2,000	2,213,480
Series 2013 D, Floating Rate RB(a)(d)	0.74%	01/01/18	4,000	3,960,440
Series 2013 E, Floating Rate RB(a)(d)	0.74%	01/01/18	3,000	3,000,000
Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009 A, City-Secured Police Facility RB (INS–AGC)(b)	5.00%	12/01/21	1,130	1,250,899
Series 2009 A, City-Secured Police Facility RB (INS–AGC)(b)	5.38%	12/01/26	750	804,218
Newark (City of); Series 2010 A, Ref. Qualified General Improvement Unlimited Tax GO Bonds	4.00%	10/01/16	3,710	3,985,430
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/25	1,500	1,601,595
Perth Amboy (City of) Board of Education;
Series 2010, Ref. COP (INS–AGC)(b)	4.00%	06/15/15	1,345	1,403,776
Series 2010, Ref. COP (INS–AGC)(b)	4.00%	12/15/15	1,395	1,470,079
South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,610,786
South Jersey Transportation Authority; Series 2012 A, Ref. RB	5.00%	11/01/24	2,000	2,152,640
				48,776,445

New Mexico–0.34%
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	4,965	4,666,057

New York–2.51%
Amherst Development Corp. (UBF Faculty-Student Housing Corp.–Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS–AGM)(b)	4.00%	10/01/16	1,000	1,073,220
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery RB	5.00%	01/01/14	560	568,322
Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	495,467
Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	406,639
Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	1,024,228
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,758,383
New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,205,160
Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,104,163
New York (City of);
Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/17	750	856,395
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds(d)	0.61%	08/01/25	3,250	3,250,000
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	562,995
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,235,343
New York (State of) Dormitory Authority (North Shore—Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/15	500	535,375
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (INS–AGC)(b)	5.75%	10/01/24	1,000	1,157,780
New York (State of) Dormitory Authority (St. Lawrence University); Series 2009, RB(c)	5.00%	07/01/14	2,000	2,080,580
New York (State of) Dormitory Authority (Yeshiva University);
Series 2011 A, RB	4.00%	11/01/15	1,580	1,661,417
Series 2011 A, RB	4.00%	11/01/16	1,090	1,161,144
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS–AGC)(b)	4.00%	10/01/19	1,100	1,184,414

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Tobacco Settlement Financing Corp.;
Series 2011 A, Asset-Backed RB	3.00%	06/01/16	$3,000	$3,171,870
Series 2011 A, Asset-Backed RB	4.00%	06/01/17	4,000	4,398,960
Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	11/15/20	655	736,004
Series 2010 A, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	11/15/22	500	542,215
				34,170,074

North Carolina–1.01%
Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	1,000	1,112,070
Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	3,919,825
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (INS–AGC)(b)	6.00%	01/01/19	420	464,995
North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Health Care Facilities VRD RB(g)	0.80%	12/01/33	5,000	5,000,000
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB(a)	4.00%	03/01/18	2,000	2,161,880
Oak Island (Town of); Series 2008 A, Enterprise System RB (INS–NATL)(b)	5.00%	06/01/20	1,065	1,153,086
				13,811,856

Ohio–5.42%
Akron (City of);
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS–AGC)(b)	5.00%	03/01/16	2,675	2,945,389
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS–AGC)(b)	5.00%	03/01/18	2,010	2,276,084
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/25	1,000	1,040,570
Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,104,870
Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,265,940
Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,279,832
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,051,808
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,546,674
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	2,189,356
Cleveland (City of);
Series 2006 A, Airport System RB (INS–AMBAC)(b)	5.25%	01/01/21	3,980	4,413,422
Series 2009 C, Airport System RB (INS–AGC)(b)	5.00%	01/01/18	2,000	2,239,120
Series 2009 C, Airport System RB (INS–AGC)(b)	5.00%	01/01/19	2,000	2,237,660
Series 2009 C, Airport System RB (INS–AGC)(b)	5.00%	01/01/20	4,000	4,401,960
Series 2009 C, Airport System RB (INS–AGC)(b)	5.00%	01/01/23	2,000	2,117,800
Series 2009 C, Airport System RB (INS–AGC)(b)	5.00%	01/01/27	1,000	1,019,150
Series 2011 A, Airport System RB	5.00%	01/01/17	7,605	8,368,618
Series 2011 A, Airport System RB	5.00%	01/01/22	2,315	2,514,437
Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB(a)	4.00%	08/01/16	2,500	2,691,300
Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	4.00%	12/01/16	250	267,962
Series 2011 A, Hospital Facilities RB	5.00%	12/01/18	170	190,577
Series 2011 A, Hospital Facilities RB	5.75%	12/01/26	250	265,660
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,313,050
Series 2009 B-1, Hospital RB	4.75%	01/01/21	1,000	1,084,630
Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,084,040
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/24	1,000	1,084,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009, Ref. PCR(a)	2.25%	09/15/16	$1,000	$986,070
Series 2009 A, RB	5.70%	08/01/20	6,120	6,880,838
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,546,880
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB(a)	4.88%	07/15/15	2,525	2,693,039
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2013, RB	5.00%	12/01/24	585	637,346
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,098,695
				73,837,587

Oklahoma–1.47%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,067,450
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,197,480
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,077,470
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,321,242
Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	343,653
Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	282,870
Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	277,397
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,323,110
Tulsa (City of) Airports Improvement Trust;
Series 2009 A, General RB	4.00%	06/01/15	670	702,100
Series 2009 A, General RB	5.38%	06/01/24	1,750	1,803,007
Tulsa (County of) Industrial Authority (Jenks Public Schools); Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	2,000	2,071,600
Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,426,200
Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,096,670
				19,990,249

Oregon–0.73%
Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/16	1,000	1,093,880
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	542,945
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,627,572
Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/15	660	718,813
Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,100,223
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	1,000	1,072,750
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	1,000	1,019,770
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP–Oregon School Bond Guaranty)(e)	0.00%	06/15/23	2,500	1,778,025
				9,953,978

Pennsylvania–5.66%
Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/17	800	884,544
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	545,215
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	1,000	986,230
Pennsylvania (Sate of) Economic Development Financing Agency (Forum Place);
Series 2012, Governmental Lease RB	3.00%	03/01/14	450	455,472
Series 2012, Governmental Lease RB	4.00%	03/01/16	250	266,508
Pennsylvania (State of) Economic Development Financing Authority (PPL Electric Utilities Corp.); Series 2008, Ref. PCR	4.00%	10/01/23	500	500,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (a)	2.55%	12/03/18	$2,000	$1,951,240
Pennsylvania (State of) Economic Development Financing Authority (Waste Management); Series 2009, Solid Waste Disposal RB(a)	1.75%	12/01/15	2,000	1,986,400
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/19	3,000	3,318,090
Series 2009, RB	5.00%	08/01/17	1,000	1,142,170
Series 2009, RB	5.00%	08/01/21	775	856,615
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University);
Series 2012, RB	5.00%	04/01/25	1,000	1,079,970
Series 2012, RB	5.00%	04/01/26	1,000	1,066,810
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/21	5,000	5,525,050
Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB (INS–AGC)(b)	6.00%	06/01/23	500	577,510
Series 2009 B, Sub. RB	5.00%	06/01/21	3,550	3,843,762
Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,654,400
Series 2011 A, RB	5.00%	12/01/22	1,500	1,693,305
Series 2011 A, RB	5.00%	12/01/23	1,500	1,681,350
Series 2012 B, Floating Rate RB(d)	0.61%	12/01/16	5,000	5,000,000
Series 2013 B, Floating Rate RB(d)	1.21%	12/01/19	3,000	3,000,000
Philadelphia (City of) (1975 General Ordinance); Twentieth Series 2011, Ref. Gas Works RB	4.00%	07/01/15	2,465	2,572,301
Philadelphia (City of) (1998 General Ordinance);
Tenth Series 2011, Ref. Gas Works RB	4.00%	07/01/14	1,605	1,645,253
Tenth Series 2011, Ref. Gas Works RB (INS–AGM)(b)	4.00%	07/01/17	1,000	1,071,020
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/27	1,320	1,285,469
Philadelphia (City of);
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(b)	4.50%	08/01/20	2,150	2,305,983
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(b)	5.25%	08/01/21	2,500	2,734,725
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(b)	5.25%	08/01/22	5,000	5,421,850
Series 2009 B, Limited Tax GO Bonds (INS–AGC)(b)	5.75%	07/15/17	1,000	1,105,170
Series 2009 B, Limited Tax GO Bonds (INS–AGC)(b)	6.00%	07/15/18	1,000	1,097,630
Series 2009 B, Limited Tax GO Bonds (INS–AGC)(b)	6.25%	07/15/23	2,000	2,246,220
Series 2010 A, Ref. Water & Wastewater RB (INS–AGM)(b)	5.00%	06/15/19	1,000	1,149,490
Philadelphia School District; Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	09/01/14	1,000	1,042,430
Pittsburgh Public School District;
Series 2009 A, Limited Tax GO Bonds(c)	4.00%	09/01/19	860	966,408
Series 2009 A, Limited Tax GO Bonds (INS–AGC)(b)	4.00%	09/01/19	2,245	2,443,795
Reading (City of); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(b)	5.63%	11/01/23	1,500	1,624,110
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (INS–AGC)(b)	6.00%	07/01/26	500	542,460
Spring-Ford Area School District;
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/16	685	721,463
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/17	620	654,360
St. Mary Hospital Authority (Catholic Health East);
Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,531,512
Series 2010 A, Health System RB	5.00%	11/15/18	2,645	2,986,840
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS–AGM) (b)	5.50%	04/01/24	500	554,685
York (City of) Sewer Authority;
Series 2010, Gtd. RB (INS–AGC)(b)	5.00%	12/01/22	750	771,540
Series 2010, Gtd. RB (INS–AGC)(b)	5.00%	12/01/23	1,620	1,653,113
				77,143,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–0.26%
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.00%	08/01/19	$3,000	$3,099,150
First Subseries 2010 A, RB	3.38%	08/01/16	500	505,275
				3,604,425

Rhode Island–0.74%
Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/15	1,150	1,228,637
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2006 A, Ref. Hospital Financing RB (INS–AGM)(b)	5.00%	05/15/15	1,000	1,067,010
Series 2009 A, Hospital Financing RB (INS–AGC)(b)	6.13%	05/15/27	500	542,755
Rhode Island Health & Educational Building Corp. (Public Schools Financing Program–City of Woonsocket);
Series 2009 E, RB (INS–AGC)(b)	5.00%	05/15/19	2,145	2,307,355
Series 2009 E, RB (INS–AGC)(b)	5.00%	05/15/20	1,000	1,060,660
Series 2009 E, RB (INS–AGC)(b)	5.00%	05/15/22	2,535	2,625,043
Rhode Island Health & Educational Building Corp. (University of Rhode Island–Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS–AGC)(b)	5.25%	09/15/29	1,265	1,320,116
				10,151,576

South Carolina–1.91%
Greenwood (County of) (Self Regional Healthcare);
Series 2012 B, Ref. Hospital RB	5.00%	10/01/27	3,130	3,202,240
Series 2012 B, Ref. RB	5.00%	10/01/25	1,250	1,300,375
Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Pollution Control Facilities RB	3.60%	02/01/17	1,000	1,074,220
Piedmont Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,225	2,431,057
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,269,920
Rock Hill (City of); Series 2009 C, Ref. Combined Utility System RB (INS–AGC)(b)	4.00%	01/01/15	2,405	2,517,097
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	705	750,367
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2010, Ref. Hospital RB	5.00%	02/01/15	1,000	1,057,860
Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,242,030
Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,122,400
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health);
Series 2005 A, Ref. Hospital RB (INS–AGM)(b)	4.00%	08/01/17	1,500	1,623,390
Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	532,815
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.00%	08/01/21	1,300	1,384,812
South Carolina (State of) Transportation Infrastructure Bank; Series 2004 A, RB(a)(c)	5.25%	10/01/14	1,390	1,466,200
Spartanburg (City of) Sanitary Sewer District; Series 2009 B, Ref. Conv. Sewer System RB (INS–AGC)(b)	4.00%	03/01/16	1,110	1,188,455
Spartanburg Regional Health Services District, Inc.;
Series 2008 A, Ref. Hospital RB (INS–AGC)(b)	4.50%	04/15/27	1,735	1,713,920
Series 2008 D, Ref. Hospital RB (INS–AGC)(b)	5.25%	04/15/20	1,000	1,102,700
				25,979,858

South Dakota–1.08%
Educational Enhancement Funding Corp.; Series 2013 B, Tobacco Settlement RB	5.00%	06/01/23	1,000	1,099,560
Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	1,170	1,342,903
Series 2009, Water RB	5.00%	11/01/24	1,620	1,807,758
Series 2009, Water RB	5.00%	11/01/25	1,650	1,808,631
South Dakota (State of) Health & Educational Facilities Authority (Avera Health);
Series 2012 A, RB	5.00%	07/01/24	1,575	1,646,536
Series 2012 A, RB	5.00%	07/01/25	2,655	2,740,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–(continued)
South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/21	$1,000	$1,102,340
Series 2011, RB	4.00%	09/01/13	500	500,055
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	500	555,730
Series 2009, RB	5.00%	11/01/17	430	485,328
Series 2009, RB	5.00%	11/01/24	1,000	1,052,090
Series 2009, RB	5.25%	11/01/29	500	507,990
				14,649,731

Tennessee–0.95%
Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS–AGM)(b)	4.50%	10/01/16	2,500	2,715,050
Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement Hospital RB	5.25%	04/01/23	1,000	1,068,170
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/22	2,165	2,415,707
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/20	860	930,460
Series 2012, Ref. & Improvement RB	5.00%	07/01/21	885	942,773
Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,570,400
Shelby (County of) Health, Educational & Housing Facilities Board (Baptist Memorial Health Care);
Series 2004 A, RB	5.00%	09/01/18	500	567,755
Series 2004 A, RB	5.00%	09/01/19	500	567,580
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS–AGM)(b)	5.00%	09/01/17	1,000	1,120,370
				12,898,265

Texas–8.53%
Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS–AGC)(b)	5.00%	02/15/24	1,500	1,654,710
Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,416,367
Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,789,275
Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,739,275
Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,694,850
Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,667,850
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/22	1,100	1,277,980
Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(b)	5.00%	02/15/19	1,200	1,318,368
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(b)	5.15%	02/15/21	3,000	3,248,430
Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2009 A, Ref. Joint RB	4.00%	11/01/14	1,500	1,561,035
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/21	1,000	1,083,850
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 B, Ref. Floating Rate Hospital RB(d)	0.66%	06/01/18	1,750	1,750,000
Series 2013 B, Ref. Floating Rate Hospital RB(d)	0.76%	06/01/19	2,065	2,065,000
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB	5.00%	02/15/14	2,000	2,040,920
Series 2009, Ref. RB	5.00%	02/15/17	1,700	1,888,768
Series 2009, Ref. RB	5.00%	02/15/18	2,000	2,242,780
Series 2009, Ref. RB	5.00%	02/15/19	1,000	1,126,820
Series 2009, Ref. RB	5.63%	02/15/25	2,500	2,780,475
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	559,060
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,884,872

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS–AGC)(b)	5.00%	05/15/23	$1,500	$1,595,325
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/21	535	572,059
Series 2013 A, Ref. RB	5.00%	06/01/22	855	906,822
Series 2013 A, Ref. RB	5.00%	06/01/23	915	962,873
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	4,198,760
Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,320	7,849,675
Houston (City of) Convention & Entertainment Facilities Department;
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/14	745	779,248
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/15	1,000	1,078,110
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/15	325	351,354
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/16	250	277,893
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/17	340	385,427
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/18	500	571,800
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/19	250	279,938
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(a)(d)	0.81%	06/01/17	2,000	2,000,000
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	5.75%	08/15/24	365	379,366
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS–AGC)(b)	5.00%	10/01/27	1,230	1,296,654
Live Oak (City of); Series 2004, Unlimited Tax GO Bonds (INS–NATL)(b)	5.00%	08/01/16	390	403,709
Lower Colorado River Authority;
Series 1999 A, Ref. RB (INS–AGM)(b)	5.88%	05/15/14	415	416,926
Series 2009, RB	5.25%	05/15/29	455	479,233
Series 2009, Ref. RB(a)(c)	5.25%	05/15/19	10	11,785
Series 2009, Ref. RB(a)(c)	5.25%	05/15/19	5	5,893
Series 2009, Ref. RB(a)(c)	5.25%	05/15/19	30	35,356
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. & Improvement RB	5.00%	02/15/14	1,270	1,288,656
Series 2009, Ref. & Improvement RB	5.50%	02/15/15	1,875	1,967,587
Series 2009, Ref. & Improvement RB	5.50%	02/15/16	1,505	1,617,303
Series 2009, Ref. & Improvement RB	5.50%	02/15/17	2,100	2,286,816
Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/26	500	576,690
North Fort Bend Water Authority; Series 2009, Water System RB (INS–AGC)(b)	5.00%	12/15/24	2,000	2,133,520
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,264,140
Series 2008 E-3, Ref. First Tier System RB(a)	5.75%	01/01/16	2,610	2,882,406
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/19	500	557,040
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS–AGC)(b)	5.25%	02/15/26	1,000	1,073,200
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(b)	5.00%	02/15/24	500	541,950
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS–AGM)(b)	4.50%	10/01/27	1,000	1,002,340
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS–AGC)(b)	3.75%	09/01/14	1,000	1,029,790
Series 2009 A, Hospital RB (INS–AGC)(b)	5.00%	09/01/22	595	637,007
Series 2009 A, Hospital RB (INS–AGC)(b)	5.00%	09/01/24	1,280	1,348,749
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	4,812,022
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center);
Series 2010 A, Hospital RB	5.00%	12/01/13	1,000	1,011,810
Series 2010 A, Hospital RB	5.00%	12/01/15	525	573,689
Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,423,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/21	$3,900	$4,152,330
Series 2012, Gas Supply RB	5.00%	12/15/22	500	529,525
Series 2012, Gas Supply RB	5.00%	12/15/23	6,050	6,312,751
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,546,170
Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS–NATL)(b)	5.00%	02/01/24	4,240	4,487,192
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/21	1,285	1,385,911
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	949,077
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,521,493
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	469,071
West Harris County Regional Water Authority;
Series 2005, Water System RB (INS–AGM)(b)	5.00%	12/15/17	1,000	1,057,280
Series 2009, Water System RB	5.00%	12/15/16	1,000	1,120,910
				116,189,204

Utah–0.35%
Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB	4.00%	07/01/18	1,945	2,025,542
Riverton (City of) (IHC Health Services, Inc.);
Series 2009, Hospital RB	5.00%	08/15/15	645	697,342
Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,492,902
Salt Lake Valley Fire Service Area Local Building Authority; Series 2008, Lease RB	5.00%	04/01/22	500	553,925
				4,769,711

Vermont–0.19%
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS–AGM)(b)	5.00%	12/01/22	1,000	1,060,900
Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College);
Series 2012, RB	5.00%	10/01/26	1,000	1,033,900
Series 2012, RB	5.00%	10/01/27	500	511,900
				2,606,700

Virgin Islands–0.94%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,640,310
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	1,875	1,973,100
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,067,770
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,086,350
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,093,560
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,093,540
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	513,765
Series 2010 A, Sr. Lien RB	5.00%	10/01/15	500	533,885
Series 2010 A, Sr. Lien RB	5.00%	10/01/16	345	374,791
Series 2010 B, Sub. Lien RB	5.00%	10/01/25	750	764,527
Series 2010 B, Sub. Lien RB	5.25%	10/01/29	570	566,911
Virgin Islands (Government of) Water & Power Authority;
Series 2010 A, Ref. Electric System RB	4.00%	07/01/14	1,000	1,007,090
Series 2010 B, Electric System RB (INS–AGM)(b)	5.00%	07/01/22	1,000	1,053,740
				12,769,339

Virginia–0.64%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	540,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance);
Series 2010 B, Ref. Hospital RB	5.00%	07/01/15	$1,095	$1,160,744
Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,262,885
Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,379,935
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB	5.00%	10/01/29	1,315	1,373,083
York (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR(a)	4.05%	05/01/14	2,000	2,040,880
				8,758,452

Washington–1.30%
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB	5.00%	01/01/26	500	522,320
Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	306,456
Cowlitz (County of) (Cowlitz Sewer Operating Board–Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS–NATL)(b)	5.50%	11/01/19	2,500	2,832,800
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (CEP–FHA)	5.25%	08/01/23	985	1,032,172
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 A, RB (INS–AGC)(b)	5.75%	08/15/29	450	475,852
Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,163,400
Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,314,962
Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	2,950,303
Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,121,780
Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	2,010,403
				17,730,448

West Virginia–0.35%
Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR(a)	2.00%	10/01/14	3,500	3,544,345
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS–AGM)(b)	5.38%	06/01/28	1,200	1,255,404
				4,799,749

Wisconsin–1.65%
Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS–AGC)(b)	4.25%	10/01/15	1,510	1,612,831
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB(a)	4.75%	08/15/14	1,000	1,035,190
Series 2009 B, RB(a)	5.13%	08/15/16	2,130	2,338,719
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	4.00%	04/01/15	2,060	2,162,176
Series 2009 C, RB	5.00%	04/01/19	750	850,538
Series 2009 C, RB	5.00%	04/01/20	750	834,863
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,076,003
Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	953,330
Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,218,746
Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,246,287
Series 2012, Ref. RB	5.00%	10/01/24	700	767,109
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.00%	02/15/18	400	422,992
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/25	5,000	5,159,400
Series 2012, RB	5.00%	06/01/26	1,855	1,891,543
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS–AMBAC)(b)	5.00%	12/15/16	855	916,209
				22,485,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.45%
Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, RB	4.00%	12/01/15	$1,285	$1,371,982
Series 2009, RB	5.00%	12/01/17	1,170	1,307,358
Series 2009, RB	5.00%	12/01/18	545	605,860
Laramie (County of) (Cheyenne Regional Medical Center); Series 2012, Hospital RB	3.00%	05/01/16	485	504,245
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,265,916
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,100,640
				6,156,001
TOTAL INVESTMENTS(i)–98.67% (Cost $1,288,137,822)				1,344,513,647
OTHER ASSETS LESS LIABILITIES–1.33%				18,088,096
NET ASSETS–100.00%				$1,362,601,743

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHA	– Federal Housing Administration

FTA	– Federal Transit Administration
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds

Ref.	– Refunding
Sec	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(e)	Zero coupon bond issued at a discount.
(f)	Security subject to crossover refunding.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(h)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2013 represented less than 1% of the Fund’s Net Assets.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	13.1%
Assured Guaranty Corp.	12.8

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2013

Revenue Bonds	84.9%
General Obligation Bonds	12.8
Pre-Refunded Bonds	1.9
Other	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Tax-Free Intermediate Fund

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,288,137,822)	$1,344,513,647
Receivable for:
Investments sold	7,206,751
Fund shares sold	3,221,623
Interest	14,574,405
Investment for trustee deferred compensation and retirement plans	75,073
Other assets	105,527
Total assets	1,369,697,026

Liabilities:
Payable for:
Fund shares reacquired	2,824,973
Amount due custodian	3,275,618
Dividends	340,129
Accrued fees to affiliates	391,210
Accrued trustees’ and officers’ fees and benefits	5,539
Accrued other operating expenses	42,568
Trustee deferred compensation and retirement plans	215,246
Total liabilities	7,095,283
Net assets applicable to shares outstanding	$1,362,601,743

Net assets consist of:
Shares of beneficial interest	$1,310,475,250
Undistributed net investment income	924,829
Undistributed net realized gain (loss)	(5,174,161)
Net unrealized appreciation	56,375,825
$1,362,601,743

Net Assets:
Class A	$1,034,632,381
Class A2	$90,742,840
Class C	$2,542,638
Class Y	$222,823,783
Class R5	$11,860,101

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	91,225,218
Class A2	7,997,403
Class C	224,225
Class Y	19,659,288
Class R5	1,046,271
Class A
Net asset value per share	$11.34
Maximum offering price per share
(Net asset value of $11.34 ÷ 97.50%)	$11.63
Class A2
Net asset value and offering price per share	$11.35
Maximum offering price per share
(Net asset value of $11.35 ÷ 99.00%)	$11.46
Class C:
Net asset value and offering price per share	$11.34
Class Y:
Net asset value and offering price per share	$11.33
Class R5:
Net asset value and offering price per share	$11.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Tax-Free Intermediate Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$26,579,887

Expenses:
Advisory fees	1,885,039
Administrative services fees	181,752
Custodian fees	14,497
Distribution fees — Class A and C	1,440,609
Transfer agent fees — A, A2, C and Y	358,738
Transfer agent fees — R5	5,020
Trustees’ and officers’ fees and benefits	41,419
Other	191,782
Total expenses	4,118,856
Less: Expense offset arrangement(s)	(173)
Net expenses	4,118,683
Net investment income	22,461,204

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(3,572,620)
Change in net unrealized appreciation (depreciation) of investment securities	(69,720,422)
Net realized and unrealized gain (loss)	(73,293,042)
Net increase (decrease) in net assets resulting from operations	$(50,831,838)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco Tax-Free Intermediate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$22,461,204	$44,818,845
Net realized gain (loss)	(3,572,620)	775,343
Change in net unrealized appreciation (depreciation)	(69,720,422)	14,934,096
Net increase (decrease) in net assets resulting from operations	(50,831,838)	60,528,284

Distributions to shareholders from net investment income:
Class A	(16,579,618)	(35,851,155)
Class A2	(1,708,319)	(4,029,937)
Class C	(4,693)	—
Class Y	(3,650,881)	(8,138,284)
Class R5	(208,272)	(678,937)
Total distributions from net investment income	(22,151,783)	(48,698,313)

Share transactions–net:
Class A	(95,853,156)	112,695,018
Class A2	(22,980,907)	5,855,520
Class C	2,565,592	—
Class Y	7,591,131	(38,630,204)
Class R5	(2,347,857)	(5,893,949)
Net increase in net assets resulting from share transactions	(111,025,197)	74,026,385
Net increase in net assets	(184,008,818)	85,856,356

Net assets:
Beginning of period	1,546,610,561	1,460,754,205
End of period (includes undistributed net investment income of $924,829 and $615,408, respectively)	$1,362,601,743	$1,546,610,561

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Free Intermediate Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is federal tax-exempt current income.

The Fund currently consists of five different classes of shares: Class A, Class A2, Class C, Class Y and Class R5. On June 28, 2013, the Fund began offering Class C shares. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class Y and Class R5 shares are sold at net asset value. Class C shares are sold with CDSC.

As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on

31                         Invesco Tax-Free Intermediate Fund

transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

32                         Invesco Tax-Free Intermediate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.30%
Over $500 million up to and including $1 billion	0.25%
Over $1 billion	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y and Class R5 shares to 1.50%, 1.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2013, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (collectively, the “Plans”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2013, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2013, IDI advised the Fund that IDI retained $102,882 and $244 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively. Also, $45,719 from Class A shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

33                         Invesco Tax-Free Intermediate Fund

As of August 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2013, the Fund engaged in securities purchases of $26,595,873 and securities sales of $26,496,351, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $173.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$176,146	$—	$176,146
February 28, 2018	195,867	—	195,867
Not subject to expiration	829,251	400,277	1,229,528
	$1,201,264	$400,277	$1,601,541

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

34                         Invesco Tax-Free Intermediate Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2013 was $37,363,326 and $176,926,092, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$64,176,764
Aggregate unrealized (depreciation) of investment securities	(7,800,939)
Net unrealized appreciation of investment securities	$56,375,825

Cost of investments is the same for tax and financial statement purposes.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	12,000,599	$140,533,585	31,616,854	$374,720,546
Class A2	123,757	1,449,760	1,445,260	17,116,077
Class C(b)	229,026	2,620,500	—	—
Class Y	5,058,274	59,073,715	8,832,720	104,540,316
Class R5	316,023	3,720,908	876,474	10,363,830

Issued as reinvestment of dividends:
Class A	996,861	11,579,775	2,282,241	27,045,122
Class A2	69,961	809,660	215,923	2,558,555
Class C	390	4,433	—	—
Class Y	167,409	1,938,956	355,031	4,207,006
Class R5	7,233	84,208	38,751	458,785

Reacquired:
Class A	(21,357,351)	(247,966,516)	(24,407,495)	(289,070,650)
Class A2	(2,195,165)	(25,240,327)	(1,165,443)	(13,819,112)
Class C	(5,191)	(59,341)	—	—
Class Y	(4,606,611)	(53,421,540)	(12,483,751)	(147,377,526)
Class R5	(525,452)	(6,152,973)	(1,411,799)	(16,716,564)
Net increase (decrease) in share activity	(9,720,237)	$(111,025,197)	6,194,766	$74,026,385

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 28, 2013.

35                         Invesco Tax-Free Intermediate Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/13	$11.91	$0.17	$(0.57)	$(.40)	$(0.17)	$—	$(0.17)	$11.34	(3.39)%	$1,034,632	0.61	%(d)	0.61	%(d)	2.98	%(d)	3%
Year ended 02/28/13	11.81	0.35	0.13	0.48	(0.38)	—	(0.38)	11.91	4.14	1,186,009	0.60		0.60		2.96		8
Year ended 02/29/12	11.12	0.36	0.72	1.08	(0.39)	—	(0.39)	11.81	9.88	1,064,169	0.60		0.60		3.14		11
Year ended 02/28/11	11.19	0.36	(0.13)	0.23	(0.30)	—	(0.30)	11.12	2.10	1,033,795	0.60		0.60		3.20		18
Eleven months ended 02/28/10	10.72	0.33	0.49	0.82	(0.35)	—	(0.35)	11.19	7.80	1,552,931	0.63	(e)	0.63	(e)	3.23	(e)	8
Year ended 03/31/09	10.70	0.46	(0.02)	0.44	(0.41)	(0.01)	(0.42)	10.72	4.18	224,508	0.69		0.69		4.32		22
Year ended 03/31/08	10.76	0.43	0.02	0.45	(0.43)	(0.08)	(0.51)	10.70	4.24	37,865	0.73		0.73		3.93		19
Class A2
Six months ended 08/31/13	11.91	0.19	(0.57)	(.38)	(0.18)	—	(0.18)	11.35	(3.18)	90,743	0.36	(d)	0.36	(d)	3.23	(d)	3
Year ended 02/28/13	11.82	0.38	0.12	0.50	(0.41)	—	(0.41)	11.91	4.31	119,129	0.35		0.35		3.21		8
Year ended 02/29/12	11.12	0.39	0.73	1.12	(0.42)	—	(0.42)	11.82	10.25	112,293	0.35		0.35		3.39		11
Year ended 02/28/11	11.20	0.39	(0.14)	0.25	(0.33)	—	(0.33)	11.12	2.26	96,998	0.35		0.35		3.45		18
Eleven months ended 02/28/10	10.72	0.35	0.51	0.86	(0.38)	—	(0.38)	11.20	8.14	109,342	0.38	(e)	0.38	(e)	3.48	(e)	8
Year ended 03/31/09	10.70	0.48	(0.02)	0.46	(0.43)	(0.01)	(0.44)	10.72	4.44	116,422	0.44		0.44		4.57		22
Year ended 03/31/08	10.76	0.45	0.02	0.47	(0.45)	(0.08)	(0.53)	10.70	4.50	167,381	0.48		0.48		4.18		19
Class C
Six months ended 08/31/13(f)	11.50	0.04	(0.16)	(0.12)	(0.04)	—	(0.04)	11.34	(1.04)	2,543	1.35	(d)	1.35	(d)	2.24	(d)	3
Class Y
Six months ended 08/31/13	11.90	0.19	(0.58)	(0.39)	(0.18)	—	(0.18)	11.33	(3.27)	222,824	0.36	(d)	0.36	(d)	3.23	(d)	3
Year ended 02/28/13	11.81	0.38	0.12	0.50	(0.41)	—	(0.41)	11.90	4.32	226,613	0.35		0.35		3.21		8
Year ended 02/29/12	11.11	0.39	0.73	1.12	(0.42)	—	(0.42)	11.81	10.26	263,693	0.35		0.35		3.39		11
Year ended 02/28/11	11.19	0.39	(0.14)	0.25	(0.33)	—	(0.33)	11.11	2.26	131,884	0.35		0.35		3.45		18
Eleven months ended 02/28/10	10.72	0.35	0.50	0.85	(0.38)	—	(0.38)	11.19	8.05	107,447	0.38	(e)	0.38	(e)	3.48	(e)	8
Year ended 03/31/09(f)	10.42	0.24	0.28	0.52	(0.21)	(0.01)	(0.22)	10.72	5.01	29,834	0.45	(e)	0.45	(e)	4.56	(e)	22
Class R5
Six months ended 08/31/13	11.90	0.19	(0.57)	(0.38)	(0.18)	—	(0.18)	11.34	(3.20)	11,860	0.38	(d)	0.38	(d)	3.21	(d)	3
Year ended 02/28/13	11.80	0.37	0.13	0.50	(0.40)	—	(0.40)	11.90	4.35	14,860	0.41		0.41		3.15		8
Year ended 02/29/12	11.11	0.38	0.72	1.10	(0.41)	—	(0.41)	11.80	10.11	20,598	0.40		0.40		3.34		11
Year ended 02/28/11	11.18	0.39	(0.13)	0.26	(0.33)	—	(0.33)	11.11	2.36	7,395	0.35		0.35		3.45		18
Eleven months ended 02/28/10	10.70	0.35	0.51	0.86	(0.38)	—	(0.38)	11.18	8.14	7,990	0.37	(e)	0.37	(e)	3.49	(e)	8
Year ended 03/31/09	10.69	0.48	(0.03)	0.45	(0.43)	(0.01)	(0.44)	10.70	4.28	2,344	0.50		0.50		4.51		22
Year ended 03/31/08	10.75	0.45	0.02	0.47	(0.45)	(0.08)	(0.53)	10.69	4.46	879	0.53		0.53		4.13		19

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,141,101, $108,030, $1,409, $231,674 and $13,369 for Class A, Class A2, Class C, Class Y and Class R5 shares respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008 and June 28, 2013 for Class Y shares and Class C shares respectively.

36                         Invesco Tax-Free Intermediate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class C shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013. The actual ending account value and expenses of the Class C shares in the example below are based on an investment of $1,000 invested as of close of business June 28, 2013 (commencement date) and held through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business June 28, 2013 through August 31, 2013 for the Class C shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class C shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[3]
A	$1,000.00	$966.10	$3.02	$1,022.13	$3.11	0.61%
A2	1,000.00	968.20	1.79	1,023.39	1.84	0.36
C	1,000.00	962.40	2.36	1,018.40	6.87	1.35
Y	1,000.00	967.30	1.79	1,023.39	1.84	0.36
R5	1,000.00	968.00	1.88	1,023.29	1.94	0.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013, through August 31, 2013 (as of close of business June 28, 2013, through August 31, 2013 for the Class C shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Class C shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 65 (as of close of business June 28, 2013, through August 31, 2013)/365. Because the Class C shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class C shares of the Fund and other funds because such data is based on a full six month period.

37                         Invesco Tax-Free Intermediate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Tax-Free Intermediate Fund’s (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A2 shares of the Fund was in the third quintile of its performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst

38                         Invesco Tax-Free Intermediate Fund

performing funds). The Board noted that performance of Class A2 shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Class A2 shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

39                         Invesco Tax-Free Intermediate Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242                 TFI-SAR-1         Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.